UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-3373

WESTCORE TRUST
(Exact name of registrant as specified in charter)

1625 Broadway, Suite 2200, Denver, Colorado 80202
(Address of principal executive offices) (Zip code)

Tané Tyler, Secretary
Westcore Trust
1625 Broadway, Suite 2200
Denver, Colorado 80202
(Name and address of agent for service)

Registrant's Telephone Number, including Area Code: (303) 623-2577

Date of fiscal year end: May 31

Date of reporting period: May 31, 2005

Item 1 - Reports to Stockholders.

1625 Broadway
 Suite 2200
Denver, CO 80202
1-800-392-CORE (2673)
www.westcore.com

Westcore Trustees and Officers:
Jack D. Henderson, Chairman
McNeil S. Fiske, Trustee
James B. O'Boyle, Trustee
Kenneth V. Penland, Trustee
Lyman E. Seely, Trustee
Robert L. Stamp, Trustee
Todger Anderson, President
Jasper R. Frontz, Treasurer & Chief Compliance Officer
Wade A. Clouse, Asst. Treasurer
Tané T. Tyler, Secretary

This report has been prepared for Westcore shareholders and may be distributed to others only if preceded or accompanied by a prospectus.
Funds distributed by ALPS Distributors, Inc.

Westcore Equity Funds
Westcore MIDCO Growth Fund
Westcore Growth Fund
Westcore Select Fund
Westcore International Frontier Fund
Westcore Blue Chip Fund
Westcore Mid-Cap Value Fund
Westcore Small-Cap Opportunity Fund
Westcore Small-Cap Value Fund

Westcore Bond Funds
Westcore Flexible Income Fund
Westcore Plus Bond Fund
Westcore Colorado Tax-Exempt Fund

Westcore Funds are managed by
Denver Investment Advisors LLC.

Shareholder Letter	2
Average Annual Total Returns	4
Fund Expenses	7
Morningstar Ratings	8
Lipper Leaders	9
Important Disclaimers	12
Manager's Overview	16
Westcore MIDCO Growth Fund	16
Westcore Growth Fund	20
Westcore Select Fund	24
Westcore International Frontier Fund	28
Westcore Blue Chip Fund	32
Westcore Mid-Cap Value Fund	36
Westcore Small-Cap Opportunity Fund	40
Westcore Small-Cap Value Fund	44
Westcore Flexible Income Fund	48
Westcore Plus Bond Fund	52
Westcore Colorado Tax-Exempt Fund	56
Trustees and Officers	60
Financial Statements	63
Statements of Investments	64
Statements of Assets and Liabilities	126
Statements of Operations	131
Statements of Changes in Net Assets	136
Financial Highlights	148
Notes to Financial Statements	170
Shareholder Tax Information	189
Other Important Information	190
Report of Independent Registered Public Accounting Firm	191

1-800-392-CORE (2673) ■ www.westcore.com	1

Dear Fellow Shareholders:

     This past year has been an important year of growth for the Westcore Family of Funds. Total Fund Family assets were up 71% for the year as many new investors, including those joining us from the Aristata Funds merger, placed their trust in us. We believe this growth reflects the sound investment philosophy underlying each of our fund offerings and the skilled execution by our investment teams through recent years.

     We would like to take a moment to review a number of portfolio management changes that became effective June 1, 2005. Will Chester has been appointed lead portfolio manager of the Westcore MIDCO Growth Fund, supported by co-portfolio managers Jeff Payne, Lisa Ramirez and Wiley Reed. This change was anticipated several years ago and has been implemented over time. Will's involvement with the Fund spans more than 16 years, so you can expect to see a continuation of the same investment philosophy, processes and team-based approach that have served us so well. Will has also assumed lead management responsibilities for the Westcore Select Fund, a concentrated version of the Westcore MIDCO Growth Fund.

     Within our fixed income group, Ken Harris has joined Tom Stevens as a co-portfolio manager of the Westcore Colorado Tax-Exempt Fund effective June 1, 2005. Ken has been a portfolio manager at Denver Investment Advisors, the Fund's adviser, since 2000. One of his special talents is analyzing tax-exempt, nonprofit healthcare offerings.

     Finally, in December 2004, we added the Westcore Small-Cap Value Fund to our lineup. This fund invests in stocks of dividend-paying, small-capitalization companies that appear to be undervalued. It is well documented that dividends contribute a meaningful portion of a stock's total return and we believe emphasizing dividend paying stocks will provide our fund with a competitive advantage.*

      We are also pleased to report that Westcore Funds continues to be recognized by independent mutual fund rating service Morningstar Inc. As of May 31, 2005, nine of ten eligible Westcore Funds earned an Overall Morningstar Rating™ of 3 or more stars for risk-adjusted performance. Of those nine, four Westcore Funds achieved above average ratings. Westcore Plus Bond Fund received a 5-star Overall Morningstar Rating™, Westcore Flexible Income Fund, Westcore Growth Fund and Westcore Mid-Cap Value Fund each received a 4-star Overall Morningstar Rating™. For more detailed information, please see the table on page 8 and important disclosures on the independent ratings on pages 12 and 13. Overall Fund Family performance and expense examples can be viewed on pages 4 through 7.

2	Annual Report May 31, 2005

       In closing, everyone at Westcore is working hard to meet your investment expectations. We are focused on being thoughtful and thorough in our research process, as well as our security selection.

     It is impossible to know with certainty what the year ahead holds for us as investors, but at the moment we see further economic growth domestically and internationally in a noninflationary environment. This hopefully will provide an opportunity for positive returns.

     Thank you for the privilege of serving your investment needs. For any questions or comments you may have, please call 1-800-392-2673, e-mail us at invest@westcore.com or visit us online at www.westcore.com.

The Shareholder Letter and the Manager Overviews included in this shareholder report contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management's predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

* Investing in small-cap funds can be more volatile and loss of principal could be greater than investing in large-cap funds.

1-800-392-CORE (2673) ■ www.westcore.com	3

Average Annual Total Returns as of 5/31/05

					Since incep.
Westcore MIDCO	1-Year	3-Year	5-Year	10-Year	8/1/86
Growth Fund	3.53%	6.55%	0.06%	9.84%	11.97%
Russell Midcap Growth Index	10.56%	9.77%	(3.65%)	9.72%	11.10%
Lipper Mid-Cap Growth Index	7.43%	5.62%	(4.74%)	8.36%	9.99%

					Since incep.
	1-Year	3-Year	5-Year	10-Year	6/1/88
Westcore Growth Fund	8.61%	4.49%	(1.25%)	10.27%	10.02%
S&P 500 Index	8.22%	5.59%	(1.93%)	10.17%	11.83%
Russell 1000 Growth Index	3.35%	3.97%	(8.97%)	7.85%	10.74%
Lipper Multi-Cap Growth Index	6.00%	5.40%	(7.02%)	7.89%	10.14%

					Since incep.
	1-Year	3-Year	5-Year	10-Year	10/1/99
Westcore Select Fund	6.72%	2.28%	0.42%	NA	16.58%
Russell Midcap Growth Index [1]	10.56%	9.77%	(3.65%)	NA	2.87%
S&P 500 Index	8.22%	5.59%	(1.93%)	NA	0.23%
Lipper Mid-Cap Growth Index	7.43%	5.62%	(4.74%)	NA	0.84%

					Since incep.
Westcore International	1-Year	3-Year	5-Year	10-Year	12/15/99
Frontier Fund	4.73%	11.72%	(1.42%)	NA	1.44%
MSCI EAFE Small-Cap Index	24.16%	20.07%	10.38%	NA	9.08%
Lipper International Small-Cap Index	22.08%	19.05%	6.84%	NA	4.99%

					Since incep.
	1-Year	3-Year	5-Year	10-Year	6/1/88
Westcore Blue Chip Fund	12.05%	5.17%	2.16%	9.75%	10.45%
S&P 500 Index	8.22%	5.59%	(1.93%)	10.17%	11.83%
Lipper Multi-Cap Core Index	9.71%	6.55%	(0.16%)	9.68%	10.83%

					Since incep.
Westcore Mid-Cap	1-Year	3-Year	5-Year	10-Year	10/1/98
Value Fund [2]	20.02%	11.42%	9.59%	NA	13.22%
Russell Midcap Value Index [3]	22.14%	13.56%	13.26%	NA	12.41%
Russell Midcap Index	17.20%	12.22%	7.40%	NA	11.31%
Lipper Mid-Cap Value Index	14.62%	10.72%	10.46%	NA	12.07%

					Since incep.
Westcore Small-Cap	1-Year	3-Year	5-Year	10-Year	12/28/93
Opportunity Fund	10.33%	9.53%	12.38%	11.63%	10.87%
Russell 2000 Index	9.82%	9.52%	6.68%	10.04%	9.37%
Lipper Small-Cap Core Index	10.58%	9.08%	8.35%	11.48%	10.96%

					Since incep.
Westcore Small-Cap	1-Year	3-Year	5-Year	10-Year	12/13/04
Value Fund	NA	NA	NA	NA	(2.00%)
Russell 2000 Value Index	NA	NA	NA	NA	(0.55%)
Lipper Small-Cap Value Index	NA	NA	NA	NA	1.01%
4	Annual Report May 31, 2005

Average Annual Total Returns as of 5/31/05 (continued)

					Since incep.
Westcore Flexible	1-Year	3-Year	5-Year	10-Year	6/1/88
Income Fund	9.15%	9.42%	9.42%	7.68%	9.01%
Lehman Brothers U.S. Corporate
High Yield Ba Index	9.71%	7.49%	8.83%	7.97%	9.29%
Westcore Flexible Income Fund
Custom Index [4]	9.71%	7.49%	8.92%	7.71%	9.44%
Lipper High Current Yield Index	9.25%	10.28%	4.56%	5.57%	7.32%

					Since incep.
	1-Year	3-Year	5-Year	10-Year	6/1/88
Westcore Plus Bond Fund	6.97%	7.64%	8.37%	6.73%	7.36%
Lehman Brothers Aggregate Bond Index	6.83%	5.87%	7.73%	6.85%	8.07%
Lipper Intermediate Investment
Grade Index	6.64%	5.72%	7.47%	6.42%	7.31%

					Since incep.
Westcore Colorado	1-Year	3-Year	5-Year	10-Year	6/1/91
Tax-Exempt Fund	4.55%	4.17%	5.68%	4.83%	5.51%
Lehman Brothers 10-Year
Municipal Bond Index	7.40%	5.92%	7.20%	6.23%	6.91%
Lipper Intermediate Municipal
Debt Index	5.16%	4.44%	5.83%	5.03%	5.58%

The performance data quoted represent past performance. Past performance does not guarantee future results and current performance may be lower or higher than the performance quoted. To obtain current performance as of the most recent month-end, please call 1-800-392-CORE (2673) or visit us online at www.westcore.com. Average annual total returns and yield figures reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements. Without the fee waivers and expense reimbursements, total return and yield figures would have been lower. The preformance data quoted does not reflect the deduction of the 2% redemption fee imposed if shares are redeemed or exchanged within three months of purchase. If imposed, the fee would reduce the performance quoted. Total return and yield figures represent past performance. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost. Westcore fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to investment risk.

1 Westcore Select Fund's benchmark index was changed from the S&P 500 Index to the Russell Midcap Growth Index for performance comparison purposes because the Adviser believes that the Russell Midcap Growth Index more appropriately matches the investment style of the Fund.

2 Formerly Westcore Mid-Cap Opportunity Fund.

3 Westcore Mid-Cap Value Fund's benchmark index was changed from the Russell Midcap Index to the Russell Midcap Value Index for performance comparison purposes because the Adviser believes that the Russell Midcap Value Index more appropriately matches the investment style of the Fund.

4 Westcore Flexible Income Fund Custom Index is comprised of the Lehman Brothers Long-Term Government/Corporate Bond Index for the time period 6/1/88 - 9/30/00 and the Lehman Brothers U.S. Corporate High Yield Ba Index for the time period 10/1/00 - 5/31/05 to reflect the change in the Fund's investment strategy on 10/1/00. The Adviser believes that the Custom Index is a useful benchmark measurement for historical performance over three years.

Please see important footnotes on page 6.

1-800-392-CORE (2673) ■ www.westcore.com	5

Westcore International Frontier, Select and Mid-Cap Value Funds:
These Funds participate in the Initial Public Offering ("IPO") market, and a significant portion of the Funds' since inception returns are attributable to investment in IPOs, which in turn had a magnified impact due to the Funds' relatively small asset base. As the Funds' assets continue to grow, it will be increasingly less likely to experience substantially similar performance by investing in IPOs.

Westcore International Frontier, Small-Cap Opportunity and Small-Cap Value Funds:
Investing in small-cap funds can be more volatile and loss of principal could be greater than investing in large-cap funds.

Westcore Select Fund:
Investing in non-diversified funds can be more volatile and loss of principal could be greater than investing in more diversified funds.

Westcore International Frontier Fund:
Investing in foreign securities entails special risks, such as currency fluctuations and political uncertainties, which are described in more detail in the prospectus.

Westcore Flexible Income and Plus Bond Funds:
These Funds are subject to additional risk in that each may invest in high-yield/high-risk bonds which are subject to greater levels of liquidity risk.

Westcore Colorado Tax-Exempt Fund:
This Fund invests primarily in instruments issued by or on behalf of one state and can be more volatile than if invested in multiple states and loss of principal could be greater due to state specific risk.

6	Annual Report May 31, 2005

		Beginning	Ending	Expenses Paid
		Account	Account	During Period*
		Value at	Value at	12/01/04 to
Fund		12/01/04	05/31/05	5/31/05

Westcore MIDCO Growth Fund	Actual Fund Return	$1,000	$989	$5.50
	Hypothetical Fund Return	$1,000	$1,019	$5.59

Westcore Growth Fund	Actual Fund Return	$1,000	$1,007	$5.66
	Hypothetical Fund Return	$1,000	$1,019	$5.69

Westcore Select Fund	Actual Fund Return	$1,000	$984	$5.69
	Hypothetical Fund Return	$1,000	$1,019	$5.79

Westcore International	Actual Fund Return	$1,000	$1,036	$7.61
Frontier Fund	Hypothetical Fund Return	$1,000	$1,017	$7.54

Westcore Blue Chip Fund	Actual Fund Return	$1,000	$1,044	$5.86
	Hypothetical Fund Return	$1,000	$1,019	$5.79

Westcore Mid-Cap Value Fund	Actual Fund Return	$1,000	$1,072	$6.46
	Hypothetical Fund Return	$1,000	$1,019	$6.29

Westcore Small- Cap	Actual Fund Return	$1,000	$980	$6.42
Opportunity Fund	Hypothetical Fund Return	$1,000	$1,018	$6.54

Westcore Small- Cap	Actual Fund Return	$1,000	$980	$5.99
Value Fund	Hypothetical Fund Return	$1,000	$1,017	$6.11

Westcore Flexible Income Fund	Actual Fund Return	$1,000	$999	$4.24
	Hypothetical Fund Return	$1,000	$1,021	$4.28

Westcore Plus Bond Fund	Actual Fund Return	$1,000	$1,020	$2.77
	Hypothetical Fund Return	$1,000	$1,022	$2.77

Westcore Colorado	Actual Fund Return	$1,000	$1,016	$3.27
Tax-Exempt Fund	Hypothetical Fund Return	$1,000	$1,022	$3.28

*       Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the second fiscal half-year/365 (to reflect the half-year period). The annualized expense ratio of Westcore MIDCO Growth, Westcore Growth, Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Value, Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds were 1.11%, 1.13%, 1.15%, 1.50%, 1.15%, 1.25%, 1.30%, 1.30%, 0.85%, 0.55%, and 0.65%, respectively.

Disclosure of Fund Expenses (Unaudited)
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs (such as the 2% fee on redemption of Fund shares made within 30 days of purchase; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on December 1, 2004 and held until May 31, 2005.

Actual Return. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expense Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical 5% Return. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect transaction fees, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds.

1-800-392-CORE (2673) ■ www.westcore.com	7

Morningstar Ratings™ as of 5/31/05

Fund	Overall	3-Year	5-Year	10-Year

Westcore MIDCO	«««	«««	«««	«««
Growth Fund	out of 646	out of 646	out of 442	out of 157
	Mid-Cap	Mid-Cap	Mid-Cap	Mid-Cap
	Growth Funds	Growth Funds	Growth Funds	Growth Funds

Westcore Growth Fund	««««	««««	««««	««««
	out of 1,079	out of 1,079	out of 801	out of 273
	Large	Large	Large	Large
	Growth Funds	Growth Funds	Growth Funds	Growth Funds

Westcore Select Fund	«««	««	««««
	out of 646	out of 646	out of 442	N/A
	Mid-Cap	Mid-Cap	Mid-Cap
	Growth Funds	Growth Funds	Growth Funds

Westcore International	««	«	««
Frontier Fund	out of 72	out of 72	out of 56	N/A
	Foreign Small/	Foreign Small/	Foreign Small/
	Mid Growth Funds	Mid Growth Funds	Mid Growth Funds

Westcore Blue	«««	«««	««««	«««
Chip Fund	out of 1,205	out of 1,205	out of 906	out of 323
	Large	Large	Large	Large
	Blend Funds	Blend Funds	Blend Funds	Blend Funds

Westcore Mid-Cap	««««	««««	««««
Value Fund [1]	out of 303	out of 303	out of 197	N/A
	Mid-Cap	Mid-Cap	Mid-Cap
	Blend Funds	Blend Funds	Blend Funds

Westcore Small-Cap	«««	«««	«««	«««
Opportunity Fund	out of 360	out of 360	out of 249	out of 74
	Small	Small	Small	Small
	Blend Funds	Blend Funds	Blend Funds	Blend Funds

Westcore Flexible	««««	«««	«««««	«««««
Income Fund	out of 348	out of 348	out of 289	out of 96
	High Yield	High Yield	High Yield	High Yield
	Bond Funds	Bond Funds	Bond Funds	Bond Funds

Westcore Plus	«««««	«««««	«««««	««««
Bond Fund	out of 742	out of 742	out of 554	out of 284
	Intermediate-	Intermediate-	Intermediate-	Intermediate-
	Term Bond	Term Bond	Term Bond	Term Bond
	Funds	Funds	Funds	Funds

Westcore Colorado	«««	«««	«««	««
Tax-Exempt Fund	out of 232 Muni	out of 232 Muni	out of 205 Muni	out of 137 Muni
	Single State	Single State	Single State	Single State
	Interm Funds	Interm Funds	Interm Funds	Interm Funds

©2005 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

Morningstar proprietary ratings reflect historical risk-adjusted performance as of 5/31/05. The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five- and ten-year (if applicable) Morningstar Rating metrics.

1 Formerly Westcore Mid-Cap Opportunity Fund.

See complete disclaimers beginning on page 12.

8	Annual Report May 31, 2005

Lipper Leaders for Consistent Return for the Three-Years Ended 5/31/05:

Westcore Mid-Cap Value Fund Lipper Leader for Consistent Return out of 191 Mid-Cap Value Equity Funds for the three-year period	Westcore Plus Bond Fund Lipper Leader for Consistent Return out of 369 Intermediate Investment Grade Fixed Income Funds for the three-year period

Lipper ratings for Consistent Return reflect funds' historical risk-adjusted returns, adjusted for volatility, relativeto peers as of 5/31/05. The ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Consistent Return metric over three-, five-, and ten-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders for Consistent Return, the next 20% receive a score of 2, the middle 20% are scored 3, the next 20% are scored 4, and the lowest 20% are scored 5. A Lipper Leader for Consistent Return is a fund that has provided superior consistency and risk-adjusted returns when compared to a group of similar funds. Lipper Leaders for Consistent Return may be the best fit for investors who value a fund's year-to-year consistency relative to other funds in a particular peer group. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2005, Reuters, All Rights Reserved.

Lipper Leaders for Total Return for the Three-Years Ended 5/31/05:

Westcore Plus Bond Fund Lipper Leader for Total Return out of 386 Intermediate Investment Grade Fixed Income Funds for the three-year period

Lipper ratings for Total Return reflect funds' historical total return performance relative to peers as of 5/31/05. The ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Total Return metrics over three-, five-, and ten-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders for Total Return, the next 20% receive a score of 2, the middle 20% are scored 3, the next 20% are scored 4, and the lowest 20% are scored 5. Lipper Leaders for Total Return may be the best fit for investors who want the best historical return, without looking at risk. This measure alone may not be suitable for investors who want to avoid downside risk. For more risk-averse investors, the Total Return scores can be used with Preservation and/or Consistent Return scores to make an appropriate selection that balances the risk and return. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2005, Reuters, All Rights Reserved.

1-800-392-CORE (2673) ■ www.westcore.com	9

Lipper Leaders for Expense for the Three-Years Ended 5/31/05:

Westcore MIDCO Growth Fund Lipper Leader for Expense out of 162 Mid- Cap Growth Equity Funds for the three-year period	Westcore Select Fund Lipper Leader for Expense out of 162 Mid- Cap Growth Equity Funds for the three-year period	Westcore Flexible Income Fund Lipper Leader for Expense out of 116 High Current Yield Fixed Income Funds for the three-year period

Westcore Plus Bond Fund Lipper Leader for Expense out of 137 Intermediate Investment Grade Fixed Income Funds for the three-year period	Westcore Colorado Tax-Exempt Fund Lipper Leader for Expense out of 382 Single State Intermediate Municipal Fixed Income Funds for the three-year period

Lipper ratings for Expense reflect funds' expense minimization relative to peers with similar load structures as of 5/31/05. The ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Expense metric over three-, five-, and ten-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders for Expense, the next 20% receive a score of 2, the middle 20% are scored 3, the next 20% are scored 4, and the lowest 20% are scored 5. Lipper Leaders for Expense may be the best fit for investors who want to minimize their total cost. It can be used in conjunction with Total Return or Consistent Return to identify funds with above-average performance and lower-than-average cost. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2005, Reuters, All Rights Reserved.

Lipper Leaders for Preservation for the Three-Years Ended 5/31/05:

Westcore Plus Bond Fund Lipper Leader for Preservation out of 3,945 Fixed Income Funds for the three- year period

Lipper ratings for Preservation reflect funds' historical loss avoidance relative to other funds within the same asset class, as of 5/31/05. The ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Preservation metric over three-, five-, and ten-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders for Preservation, the next 20% receive a score of 2, the middle 20% are scored 3, the next 20% are scored 4, and the lowest 20% are scored 5. Preservation ratings are relative, rather than absolute, measures, and funds named Lipper Leaders for Preservation may still experience losses periodically; those losses may be larger for equity and mixed equity funds than for fixed income funds. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2005, Reuters, All Rights Reserved.

10	Annual Report May 31, 2005

Lipper Leaders for Tax Efficiency for the Three-Years Ended 5/31/05:

Westcore MIDCO Growth Fund Lipper Leader for Tax Efficiency out of 430 Mid-Cap Growth Equity Funds for the three-year period	Westcore Select Fund Lipper Leader for Tax Efficiency out of 430 Mid-Cap Growth Equity Funds for the three-year period

Westcore International Frontier Fund Lipper Leader for Tax Efficiency out of 6 International Small/Mid- Cap Value Equity Funds for the three-year period	Westcore Colorado Tax-Exempt Fund Lipper Leader for Tax Efficiency out of 100 Other State Intermediate Municipal Fixed Income Funds for the three-year period

Lipper ratings for Tax Efficiency reflect funds' historical success in postponing taxable distributions relative to peers as of 5/31/05. The ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Tax Efficiency metric over three-, five-, and ten-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders for Tax Efficiency, the next 20% receive a score of 2, the middle 20% are scored 3, the next 20% are scored 4, and the lowest 20% are scored 5. Tax Efficiency offers no benefit to investors in tax-sheltered accounts such as 401(k) plans. Tax Efficiency on its own does not take relative or absolute performance into account. Investors can pair Tax Efficiency with Consistent Return and/or Total Return to find funds that have delivered solid relative performance and have postponed taxable distributions better than their peers. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2005, Reuters, All Rights Reserved.

1-800-392-CORE (2673) ■ www.westcore.com	11

Morningstar Ratings

Morningstar proprietary ratings reflect historical risk-adjusted performance as of 5/31/05 and are subject to change every month. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating™ based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five- and ten-year (if applicable) Morningstar Rating metrics. During periods on which ratings are based, service providers of the Fund waived fees. This waiver had a material impact on the funds' average annual returns. In the absence of fee waivers, performance would have been reduced.

Westcore MIDCO Growth Fund was rated against the following numbers of U.S.-domiciled Mid-Cap Growth funds over the following time periods: 646 funds in the last three years, 442 funds in the last five years, and 157 funds in the last ten years. With respect to these Mid-Cap Growth funds, Westcore MIDCO Growth Fund received a Morningstar Rating of 3 stars, 3 stars and 3 stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.

Westcore Growth Fund was rated against the following numbers of U.S.-domiciled Large Growth funds over the following time periods: 1,079 funds in the last three years, 801 funds in the last five years, and 273 funds in the last ten years. With respect to these Large Growth funds, Westcore Growth Fund received a Morningstar Rating of 4 stars, 4 stars and 4 stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.

Westcore Select Fund was rated against the following numbers of U.S.-domiciled Mid-Cap Growth funds over the following time periods: 646 funds in the last three years, and 442 funds in the last five years. With respect to these Mid-Cap Growth funds, Westcore Select Fund received a Morningstar Rating of 2 stars and 4 stars for the three- and five-year periods, respectively. Past performance is no guarantee of future results.

Westcore International Frontier Fund was rated against the following numbers of U.S.-domiciled Foreign Small/Mid Growth funds over the following time periods: 72 funds in the last three years, and 56 funds in the last five years. With respect to these Foreign Small/Mid Growth funds, Westcore International Frontier Fund received a Morningstar Rating of 1 star and 2 stars for the three- and five-year periods, respectively. Past performance is no guarantee of future results.

Westcore Blue Chip Fund was rated against the following numbers of U.S.-domiciled Large Blend funds over the following time periods: 1,205 funds in the last three years, 906 funds in the last five years, and 323 funds in the last ten years. With respect to these Large Blend funds, Westcore Blue Chip Fund received a Morningstar Rating of 3 stars, 4 stars and 3 stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.

Westcore Mid-Cap Value Fund was rated against the following numbers of U.S.-domiciled Mid-Cap Blend funds over the following time periods: 303 funds in the last three years, and 197 funds in the last five years. With respect to these Mid-Cap Blend funds, Westcore Mid-Cap Opportunity Fund received a Morningstar Rating of 4 stars and 4 stars for the three- and five-year periods, respectively. Past performance is no guarantee of future results.

Westcore Small-Cap Opportunity Fund was rated against the following numbers of U.S.-domiciled Small Blend funds over the following time periods: 360 funds in the last three years, 249 funds in the last five years, and 74 funds in the last ten years. With respect to these Small Blend funds, Westcore Small-Cap Opportunity Fund received a Morningstar Rating of 3 stars, 3 stars and 3 stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.

Westcore Flexible Income Fund was rated against the following numbers of U.S.-domiciled High Yield Bond funds over the following time periods: 348 funds in the last three years, 289 funds in the last five years, and 96 funds in the last ten years. With respect to these High Yield Bond funds, Westcore Flexible Income Fund received a Morningstar Rating of 3 stars, 5 stars and 5 stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.

12	Annual Report May 31, 2005

Westcore Plus Bond Fund was rated against the following numbers of U.S.-domiciled Intermediate-Term Bond funds over the following time periods: 742 funds in the last three years, 554 funds in the last five years, and 284 funds in the last ten years. With respect to these Intermediate-Term Bond funds, Westcore Plus Bond Fund received a Morningstar Rating of 5 stars, 5 stars and 4 stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.

Westcore Colorado Tax-Exempt Fund was rated against the following numbers of U.S.-domiciled Municipal Single State Intermediate funds over the following time periods: 232 funds in the last three years, 205 funds in the last five years, and 137 funds in the last ten years. With respect to these Municipal Single State Intermediate funds, Westcore Colorado Tax-Exempt Fund received a Morningstar Rating of 3 stars, 3 stars and 2 stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.

Lipper Leaders for Consistent Return

Lipper ratings for Consistent Return reflect funds' historical risk-adjusted returns, adjusted for volatility, relative to peers as of 5/31/05. The ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Consistent Return metric over three-, five-, and ten-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders for Consistent Return, the next 20% receive a score of 2, the middle 20% are scored 3, the next 20% are scored 4, and the lowest 20% are scored 5. A Lipper Leader for Consistent Return is a fund that has provided superior consistency and risk-adjusted returns when compared to a group of similar funds. Lipper Leaders for Consistent Return may be the best fit for investors who value a fund's year-to-year consistency relative to other funds in a particular peer group. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2005, Reuters, All Rights Reserved.

Westcore Mid-Cap Value Fund was rated among the following number of Mid-Cap Value Equity Funds for the following time periods: 191 funds in the last three years, 100 funds in the last five years and 191 funds in the overall period. With respect to these Mid-Cap Value Equity Funds, Westcore Mid-Cap Value Fund received a Consistent Return rating of Lipper Leader, 5 and 3 for the three-year, five-year and overall periods, respectively.

Westcore Plus Bond Fund was rated among the following number of Intermediate Investment Grade Fixed Income Funds for the following time periods: 369 funds in the last three years, 259 funds in the last five years, 94 funds in the last ten years and 371 funds in the overall period. With respect to these Intermediate Investment Grade Fixed Income Funds, Westcore Plus Bond Fund received a Consistent Return rating of Lipper Leader for the three-year, five-year, ten-year and overall periods.

Lipper Leaders for Total Return

Lipper ratings for Total Return reflect funds' historical total return performance relative to peers as of 5/31/05. The ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Total Return metrics over three-, five-, and ten-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders for Total Return, the next 20% receive a score of 2, the middle 20% are scored 3, the next 20% are scored 4, and the lowest 20% are scored 5. Lipper Leaders for Total Return may be the best fit for investors who want the best historical return, without looking at risk. This measure alone may not be suitable for investors who want to avoid downside risk. For more risk-averse investors, the Total Return scores can be used with Preservation and/or Consistent Return scores to make an appropriate selection that balances the risk and return. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2005, Reuters, All Rights Reserved.

Westcore Plus Bond Fund was rated among the following number of Intermediate Investment Grade Fixed Income Funds for the following time periods: 386 funds in the last three years, 268 funds in the last five years, 135 funds in the last ten years and 386 funds in the overall period. With respect to these Intermediate Investment Grade Fixed Income Funds, Westcore Plus Bond Fund received a Total Return rating of Lipper Leader for the three-year, five-year, ten-year and overall periods, respectively.

1-800-392-CORE (2673) ■ www.westcore.com	13

Lipper Leaders for Expense

Lipper ratings for Expense reflect funds' expense minimization relative to peers with similar load structures as of 5/31/05. The ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Expense metric over three-, five-, and ten-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders for Expense, the next 20% receive a score of 2, the middle 20% are scored 3, the next 20% are scored 4, and the lowest 20% are scored 5. Lipper Leaders for Expense may be the best fit for investors who want to minimize their total cost. It can be used in conjunction with Total Return or Consistent Return to identify funds with above-average performance and lower-than-average cost. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2005, Reuters, All Rights Reserved.

Westcore MIDCO Growth Fund was rated among the following number of Mid-Cap Growth Equity Funds for the following time periods: 162 funds in the last three years, 122 funds in the last five years, 64 funds in the last ten years and 162 funds in the overall period. With respect to these Mid-Cap Growth Equity Funds, Westcore MIDCO Growth Fund received a Expense rating of Lipper Leader, 2, 2 and Lipper Leader for the three-year, five-year, ten-year and overall periods, respectively.

Westcore Select Fund was rated among the following number of Mid-Cap Growth Equity Funds for the following time periods: 162 funds in the last three years, 122 funds in the last five years and 162 funds in the overall period. With respect to these Mid-Cap Growth Equity Funds, Westcore Select Fund received a Expense rating of Lipper Leader, 2 and Lipper Leader for the three-year, five-year and overall periods.

Westcore Flexible Income Fund was rated among the following number of High Current Yield Fixed Income Funds for the following time periods: 116 funds in the last three years, 101 funds in the last five years, 45 funds in the last ten years and 116 funds in the overall period. With respect to these High Current Yield Fixed Income Funds, Westcore Flexible Income Fund received an Expense rating of Lipper Leader, Lipper Leader, 2 and Lipper Leader for the three-year, five-year, ten-year and overall periods, respectively.

Westcore Plus Bond Fund was rated among the following number of Intermediate Investment Grade Fixed Income Funds for the following time periods: 137 funds in the last three years, 103 funds in the last five years, 64 funds in the last ten years and 137 funds in the overall period. With respect to these Intermediate Investment Grade Fixed Income Funds, Westcore Plus Bond Fund received an Expense rating of Lipper Leader for the three-year, five-year, ten-year and overall periods.

Westcore Colorado Tax-Exempt Fund was rated among the following number of Single State Municipal Fixed Income Funds for the following time periods: 382 funds in the last three years, 361 funds in the last five years, 322 funds in the last ten years and 382 funds in the overall period. With respect to these Single State Municipal Fixed Income Funds, Westcore Colorado Tax-Exempt Fund received an Expense rating of Lipper Leader for the three-year, five-year, ten-year and overall periods. The Single State Category is a culmination of multiple single state categories.

Lipper Leaders for Preservation

Lipper ratings for Preservation reflect funds' historical loss avoidance relative to other funds within the same asset class, as of 5/31/05. The ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Preservation metric over three-, five-, and ten-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders for Preservation, the next 20% receive a score of 2, the middle 20% are scored 3, the next 20% are scored 4, and the lowest 20% are scored 5. Preservation ratings are relative, rather than absolute, measures, and funds named Lipper Leaders for Preservation may still experience losses periodically; those losses may be larger for equity and mixed equity funds than for fixed income funds. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2005, Reuters, All Rights Reserved.

14	Annual Report May 31, 2005

Westcore Plus Bond Fund was rated among the following number of Fixed Income Funds for the following time periods: 3,945 funds in the last three years, 3,341 funds in the last five years, 2,044 funds in the last ten years and 3,945 funds in the overall period. With respect to these Fixed Income Funds, Westcore Plus Bond Fund received a Preservation rating of Lipper Leader for the three-year, five-year, ten-year and overall periods.

Lipper Leaders for Tax Efficiency

Lipper ratings for Tax Efficiency reflect funds' historical success in postponing taxable distributions relative to peers as of 5/31/05. The ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Tax Efficiency metric over three-, five-, and ten-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders for Tax Efficiency, the next 20% receive a score of 2, the middle 20% are scored 3, the next 20% are scored 4, and the lowest 20% are scored 5. Tax Efficiency offers no benefit to investors in tax-sheltered accounts such as 401(k) plans. Tax Efficiency on its own does not take relative or absolute performance into account. Investors can pair Tax Efficiency with Consistent Return and/or Total Return to find funds that have delivered solid relative performance and have postponed taxable distributions better than their peers. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2005, Reuters, All Rights Reserved.

Westcore MIDCO Growth Fund was rated among the following number of Mid-Cap Growth Equity Funds for the following time periods: 430 funds in the last three years, 293 funds in the last five years, 114 funds in the last ten years and 430 funds in the overall period. With respect to these Mid-Cap Growth Equity Funds, Westcore MIDCO Growth Fund received a Tax Efficiency rating of Lipper Leader, 5, 5 and 5 for the three-year, five-year, ten-year and overall periods, respectively.

Westcore Select Fund was rated among the following number of Mid-Cap Growth Equity Funds for the following time periods: 430 funds in the last three years, 293 funds in the last five years and 430 funds in the overall period. With respect to these Mid-Cap Growth Equity Funds, Westcore Select Fund received a Tax Efficiency rating of Lipper Leader, 5 and 4 for the three-year, five-year and overall periods, respectively.

Westcore International Frontier Fund was rated among the following number of International Small/Mid-Cap Value Equity Funds for the following time periods: 6 funds in the last three years and 6 funds in the overall period. With respect to these International Small/Mid-Cap Value Equity Funds, Westcore International Frontier Fund received a Tax Efficiency rating of Lipper Leader for the three-year and overall periods.

Westcore Colorado Tax-Exempt Fund was rated among the following number of Other States Intermediate Municipal Fixed Income Funds for the following time periods: 100 funds in the last three years, 86 funds in the last five years, 63 funds in the last ten years and 100 funds in the overall period. With respect to these Other States Intermediate Municipal Fixed Income Funds, Westcore Colorado Tax-Exempt Fund received a Tax Efficiency rating of Lipper Leader for the three-year, five-year, ten-year and overall periods.

1-800-392-CORE (2673) ■ www.westcore.com	15

Westcore MIDCO Growth Fund

FUND STRATEGY: Investing in a diversified portfolio of medium-sized companies with growth potential.

     This past year has been a difficult period for our portfolio. The Westcore Midco Growth Fund gained 3.53%, but we underperformed both our benchmark, the Russell Midcap Growth Index, which was up 10.56%, and our peer group, the Lipper Mid-Cap Growth Index, which advanced 7.43%. This is not the only time we have had disappointing performance, and these periods are certainly discouraging. However, our annualized Since Inception return of 11.97% is very satisfying.

     Three sectors represented more than 60% of our portfolio during the period. They were healthcare, technology and consumer cyclical. Each of these sectors has been challenging for us over the last 12 months-and in each, we have had both good- and bad-performing stocks. For example, in the healthcare sector, we owned OSI Pharmaceuticals Inc., which was down 42%, and PacifiCare Health Systems Inc., which was up 85%. In the consumer cyclical group, we owned Family Dollar Stores Inc., which was down 17%, and Starwood Hotels & Resorts Worldwide Inc., which was up 35%. In the technology category, we owned TIBCO Software Inc., which was down 35%, and Macromedia Inc., which was up 70%. Obviously, we are working hard to have "less down and more up" over the next year.

     The portfolio's energy holdings provided us with our best sector performance-up 45% for the year. Higher oil and gas prices were the major reason for this performance. The dominant energy companies in the portfolio were Apache Corp., Noble Corp. and Nabors Industries Ltd. Each was a rewarding holding.

16	Annual Report May 31, 2005

   We are optimistic about the market in the sense that stock valuations are generally reasonable given the level of interest rates and the outlook for economic growth. We continue to believe stock returns will be more modest this decade than in the 1990s. That being said, currently there are many exciting companies in the mid-cap space to consider for investment. We are hard at work trying to understand these businesses in order to be able to evaluate their investment prospects.

     Our current portfolio continues to be meaningfully exposed to consumer cyclical, healthcare and technology names. We believe biotech stocks are attractively valued and have a position in the portfolio that reflects this point of view. We also feel that oil prices are at or near a peak, and our energy weighting is an indication of this thinking.

     Towards the end of our fiscal year, we sold 11 holdings from the portfolio-all of which had unrealized losses-to reduce the Fund's net realized gains for the year. Tax law requires that we not own these securities for 31 days following their liquidation. We invested the cash proceeds from these sales in Russell Midcap Growth Index "iShares" so our portfolio would be exposed to the mid-cap growth part of the stock market during this period of time.

     Before closing, we would like to inform you of a change in the management of your portfolio. Todger Anderson has been managing the Westcore MIDCO Growth Fund since its inception in 1986. As we wrote to you in March, we have been preparing for the transition of responsibility for the past three years. Effective June 1, 2005, current Co-Portfolio Manager William S. Chester, CFA, took over as Lead Portfolio Manager of the Fund. Assisting him are new Co-Portfolio Managers Jeffrey S. Payne, CFA, Lisa Z. Ramirez, CFA, and F. Wiley Reed, CFA. Although Todger has relinquished active portfolio management duties, he will remain with the firm as President of the Westcore Funds and Chairman of Denver Investment Adivsors.

     We anticipate no significant changes in management style or investment strategy because of this change and are confident that the Fund is in capable hands. As always, your new Fund management team remains committed to the Fund's philosophy of investing in medium-sized companies with sound business models based on our fundamental analysis.

1-800-392-CORE (2673) ■ www.westcore.com	17

Westcore MIDCO Growth Fund (continued)

Russell Midcap Growth Index is the Fund's benchmark index. It is an unmanaged index and measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values in the Russell 1000 index.

Lipper Mid-Cap Growth Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Mid-Cap Growth Funds classification. This classification consists of funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Mid-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P MidCap 400 Index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 4 and 5.

18	Annual Report May 31, 2005

Top 10 Holdings as of May 31, 2005

2.41%	DaVita Inc. (DVA) - Provides dialysis services in the U.S. for patients suffering from chronic kidney failure
2.38%	Jacobs Engineering Group Inc. (JEC) - Provides engineering, design and consulting services as well as construction and construction management services to industrial, commercial and governmental clients
2.35%	Certegy Inc. (CEY) - Provides credit and debit card processing, electronic banking services, check risk management, check cashing and merchant card processing services to financial institutions and merchants
2.19%	Nabors Industries Ltd. (NBR) - A land-drilling contractor
2.06%	Covance Inc. (CVD) - A contract research organization providing a wide range of integrated product development services to pharmaceutical, biotechnology and medical device industries
2.02%	T. Rowe Price Group Inc. (TROW) - An asset management firm that provides investment, record keeping and communications services to corporate and public retirement plans
1.98%	Mohawk Industries Inc. (MHK) - Designs, manufactures and markets woven and tufted broadloom carpets and rugs for residential and commercial use
1.97%	Cintas Corp. (CTAS) - Manufactures corporate identity uniforms and provides sanitation and cleanroom supplies, first aid products and services
1.92%	Endo Pharmaceutical Holdings Inc. (ENDP) - Researches, develops and markets both branded and generic pain pharmaceuticals
1.84%	Tempur-Pedic International Inc. (TPX) - Manufactures and markets foam mattresses, pillows and miscellaneous products under the Tempur-Pedic and other brand names

Percent of Net Assets in Top Ten Holdings: 21.12%

Top ten holdings do not include any cash, cash equivalent or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

1-800-392-CORE (2673) ■ www.westcore.com	19

Westcore Growth Fund

FUND STRATEGY: Investing in large and mid-cap businesses with growth potential.

     "Balanced" is an adjective not often used to describe the equity markets during the fiscal year ended May 31, 2005. It was, however, very descriptive of the successful outperformance in the Westcore Growth Fund. Overall, management executed on its investment philosophy of employing fundamental research to uncover companies with either short-term "tactical" growth catalysts and/or longer-term "core" growth catalysts, whose values were not fully reflected in the marketplace. Our team continues to steadfastly believe a growth portfolio focused on achieving long-term positive returns requires a balanced mix of both.

     Looking back on last summer, the market appeared directionless, as potential geopolitical events discouraged investors from making a solid commitment. The underlying economy, however, continued to show strength and within the Westcore Growth Fund, balanced exposure to the technology, energy and consumer discretionary sectors drove performance throughout this period and well into the calendar fourth quarter as market uncertainty diminished. As calendar 2004 came to a close, "inflation" and "rising interest rates" emerged as focal points of caution. Equity gains were difficult to manufacture during the first quarter, as reflected in the -2.15% and -4.08% return in the S&P 500 Index and Russell 1000 Growth Index through March 31, 2005, respectively.

     Although the Fund did not pull through the period unscathed, our research continued to indicate a significant divergence between the fundamentals of our growth companies and their reflected value in the marketplace. Relief came in May, as investors bid up equity prices on renewed confidence in corporate earnings and the underlying economy. This allowed the Westcore Growth Fund to close the fiscal year up 8.61%, outpacing the 8.22% return of the S&P 500 Index and meaningfully over the 3.35% return the Russell 1000 Growth Index. In addition, the fund outperformed the 6.00% return for its peer group, the Lipper Multi-Cap Growth Index.

20	Annual Report May 31, 2005

     The Fund's outperformance over the course of the fiscal year was generated through balanced contributions across multiple sectors. In fact, we outperformed seven of the ten sectors represented in the Russell 1000 Growth Index. Energy remained the Fund's strongest performer with Transocean Inc. leading the way, rising 86.8%. After a tough summer, technology performed well into the seasonally strong calendar fourth quarter, driven by stellar results from Corning Inc., Texas Instruments Inc., Broadcom Corp., and Nokia Corp. Lastly, despite higher prices at the gas pump, the seemingly resilient U.S. consumer continued spending, helping the Fund to derive 50.7% and 27.2% returns from Nordstrom Inc. and XM Satellite Radio Holdings Inc., respectively.

     The most challenging sector over the course of the year was undoubtedly healthcare. The difficulty started in the first half of the fiscal year, initiated by the recalls of the widely prescribed drugs Vioxx of Merck & Co. Inc. and Celebrex of Pfizer Inc. The Fund escaped much of the damage in the pharmaceutical industry, but was unable to avoid the hole created in the biotechnology space by Biogen Idec Inc., as Tysabri, a potential blockbuster drug, was also pulled from the market after three patients died from complications. That same morning, as the Wall Street Journal ran an article naming Biogen the best performing stock over the previous 10 years, its market value dropped 43%. Outside of the dramatic one-one-day fall of Biogen, the largest detractors from the Fund's performance involved missed opportunities - Johnson & Johnson and Boeing Co. had strong returns and were underrepresented in the Fund's holdings versus our competitive benchmark.

     As we examine the balance of 2005, our fundamental view of the economy and our companies has not changed. We continue to believe that 2005 will be very similar to 2004, with a difficult first half of the year followed by improving investor sentiment in the back half. In our opinion, the market continues to be overly focused on the negatives, while ignoring the positive structural changes occurring globally, as well as the strong growth opportunities for many companies.

1-800-392-CORE (2673) ■ www.westcore.com	21

Westcore Growth Fund (continued)

     Additionally, after a difficult period, we look for large-capitalization equities to come back into favor as most companies within the category have done an admirable job of creating leverage within their business models through productivity improvements. These improvements should lead to greater opportunity for earnings growth and we look for many of our holdings to reward shareholders with strategic uses of incremental cash flow via accretive acquisitions or dividend and stock repurchase plans. Given the current fundamental backdrop, we remain very confident in the prospects for the companies in our portfolio.

S&P 500 Index is the Fund's benchmark index. It is a broad-based measurement of changes in stock market conditions based on the average performance of 500 widely held common stocks. It is an unmanaged index.

Russell 1000 Growth Index is the Fund's secondary index. It is an unmanaged index that measures the performance of the largest 1,000 firms in the Russell 3000 Index, which represents approximately 98% of the investable US equity market.

Lipper Multi-Cap Growth Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Multi-Cap Growth Funds classification. This classification consists of funds that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have between 25% to 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Multi-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 4 and 5.

22	Annual Report May 31, 2005

Top 10 Holdings as of May 31, 2005

3.11%	Johnson & Johnson (JNJ) - Manufactures healthcare products and provides related services for the consumer, pharmaceutical and medical devices and diagnostics markets
3.08%	QUALCOMM Inc. (QCOM) - Develops and delivers digital wireless communications products and services based on the company's CDMA digital technology
2.98%	Oracle Corp. (ORCL) - Supplies software for enterprise information management
2.91%	General Electric Co. (GE) - One of the largest and most diversified companies in the world; develops, makes and markets products for the generation, transmission, distribution, control and utilization of electricity as well as offering a variety of financial services and media through its subsidiaries.
2.60%	Corning Inc. (GLW) - Conducts operations in the telecommunications, advanced materials and information display industries
2.48%	Texas Instruments Inc. (TXN) - A global semiconductor company that designs and supplies digital signal processing and analog technologies
2.33%	The Procter & Gamble Co. (PG) - Provides products in the laundry and cleaning, paper, beauty care, food and beverage and healthcare markets
2.31%	Dell Inc. (DELL) - Provides products and services required for customers worldwide to build their information technology and Internet infrastructures
2.29%	Baxter International Inc. (BAX) - Develops, manufactures and markets products and technologies related to the blood and circulatory systems
2.25%	XM Satellite Radio Holdings Inc. (XMSR) - Provides audio entertainment and information programming to vehicle, home and portable radios
Percent of Net Assets in Top Ten Holdings: 26.34%

Top ten holdings do not include any cash, cash equivalent or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

1-800-392-CORE (2673) ■ www.westcore.com	23

Westcore Select Fund

FUND STRATEGY: Investing in a limited number of primarily medium-sized companies selected for their growth potential.

  This has been a challenging period for our portfolio. The Westcore Select Fund returned 6.81% for the 12 months ended May 31, 2005. This result lagged its benchmark, the Russell Mid-Cap Growth Index, which was up 10.56%, while modestly underperforming its peer group, the Lipper Mid-Cap Growth Index, which returned 7.43% for the fiscal year. Although the Fund's near-term performance fell short of market benchmarks, we remain confident in our process.

     The Westcore Select Fund is a concentrated portfolio, normally investing in 20 to 35 mid-cap stocks judged by our analysts to have strong performance possibilities over the next 6 to 18 months. The Fund maintains sector and industry diversification, and the companies represented in the portfolio typically possess favorable balance sheets and well-defined business franchises. We are particularly fond of companies with high returns on invested capital and meaningful free cash flow.

     This past year we had a wide range of performance from our individual holdings. Our five best-performing stocks were PacifiCare Health Systems Inc., Constellation Brands Inc., Apache Corp., Aetna Inc., and Starwood Hotels & Resorts Worldwide Inc. We took profits in Apache, Aetna and Starwood Hotels.

     Our five worst-performing stocks were UTStarcom Inc., Level 3 Communications Inc., RSA Security Inc., Omnicare, Inc., and OSI Pharmaceuticals Inc. We have sold these holdings with the exception of RSA Security. RSA is a leading provider of security products used to access corporate and government networks. We believe the company will have meaningful sales gains over the coming year.

24	Annual Report May 31, 2005

     Pall Corp. is one of our newest purchases and illustrates the type of investments we like to make. The company has sales of $1.8 billion from proprietary products in the fields of filtration, separations and purification. These products discover, develop and produce pharmaceuticals and safe drinking water, protect hospital patients, remove white blood cells from blood, enhance the quality and efficiency of manufacturing, and protect the environment. We are forecasting an acceleration of earnings-per-share growth from margin improvement over the next few years, which may lead to a higher price-to-earnings (P/E) ratio for the stock.

     We believe the next 12 months will be a period in which stock selection drives portfolio performance. Put differently, we do not expect a strong stock market, but anticipate numerous opportunities to generate solid returns through skillful stock picking. Our talented analytical team will be hard at work identifying these attractive investment opportunities.

     Before closing, we would like to inform you of a change in the management of your portfolio. Todger Anderson has been co-managing the Westcore Select Fund since December 2001. As we wrote to you in March, we have been preparing for the transition of responsibility for the past three years. Effective June 1, 2005, current Co-Portfolio Manager William S. Chester, CFA, took over as Lead Portfolio Manager of the Fund. Although Todger has relinquished active portfolio management duties, he will remain with the firm as President of the Westcore Funds and Chairman of Denver Investment Advisors.

     We anticipate no significant changes in management style or investment strategy because of this change and are confident that the Fund is in capable hands. As always, we remain committed to the Fund's philosophy of investing in a select group of medium-sized companies chosen for their growth potential.

1-800-392-CORE (2673) ■ www.westcore.com	25

Westcore Select Fund (continued)

Westcore Select Fund's benchmark index was changed from the S&P 500 Index to the Russell Midcap Growth Index for performance comparison purposes because the Adviser believes that the Russell Midcap Growth Index more appropriately matches the investment style of the Fund.

Russell Midcap Growth Index is the Fund's benchmark index. It is an unmanaged index and measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values in the Russell 1000 index.

S&P 500 Index is a broad-based measurement of changes in stock market conditions based on the average performance of 500 widely held common stocks. It is an unmanaged index.

Lipper Mid-Cap Growth Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Mid-Cap Growth Funds classification. This classification consists of funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Mid-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P MidCap 400 Index.

Please see Average Annual Total Return information on pages 4 and 5.

26	Annual Report May 31, 2005

Top 10 Holdings as of May 31, 2005

6.22%	DaVita Inc. (DVA) - Provides dialysis services in the U.S. for patients suffering from chronic kidney failure
6.10%	Wendy's International Inc. (WEN) - Operates and franchises Wendy's Old Fashioned
Hamburgers quick-service restaurants in the U.S., Canada and other international markets
5.75%	State Street Corp. (STT) - Services institutional investors and manages financial assets worldwide
5.64%	Constellation Brands Inc. Class A (STZ) - Produces and markets beverage alcohol in
North America, Europe and Australia including such brands as Corona and Inglenook
5.48%	Certegy Inc. (CEY) - Provides credit and debit card processing, electronic banking services, check risk management, check cashing and merchant card processing services to financial institutions and merchants
5.37%	Pall Corp. (PLL) - Designs, manufactures and markets filtration and separation products used in blood collection, oil refining, power generation and other markets
5.33%	Covance Inc. (CVD) - A contract research organization providing a wide range of integrated product development services to pharmaceutical, biotechnology and medical device industries
5.24%	Endo Pharmaceutical Holdings Inc. (ENDP) - Researches, develops and markets both branded and generic pain pharmaceuticals
5.22%	ChoicePoint Inc. (CPS) - Provides risk management and fraud prevention information and related technology solutions to the insurance industry
5.18%	Intuit Inc. (INTU) - Develops and markets software products that allows households and small businesses to automate financial tasks, including accounting and personal finances
Percent of Net Assets in Top Ten Holdings: 55.53%

Top ten holdings do not include any cash, cash equivalent or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

1-800-392-CORE (2673) ■ www.westcore.com	27

Westcore International Frontier Fund

FUND STRATEGY: Investing in small, international companies that are poised for growth.

    We write this letter to close the book on the toughest year we have experienced as portfolio managers of the Westcore International Frontier Fund and as investors in general. For the 12 months ended May 31, 2005, your Fund gained 4.73%, lagging the 24.16% return of its benchmark, the MSCI EAFE Small-Cap Index, in addition to the 22.08% return of its peer group, the Lipper International Small-Cap Index.

     In previous letters we have discussed the factors that hindered performance and we will do the same here. But first, let us point out that we do not measure investment success in one-year intervals. In calendar year 2003, when the Fund returned 58.11%, we did not get too excited. And now, after a tough year, we do not get too discouraged

     We know what matters is the long-term performance of our holdings. And in that regard, we are pleased. By and large, our companies are reporting strong results, which we believe will lead to their revaluations. To that end, we are seeing compelling evidence of several positive themes.

     The first is buyouts. Toward the end of the fiscal year, HIT Entertainment received a bid from a private equity firm. The second is operating leverage. For example, Pinguely-Haulotte, a French manufacturer of industrial equipment, reported strong revenue growth with clear improvement in margins. Leverage is now apparent in the business model and the stock has subsequently rallied. Interpump Group SpA, an Italian maker of high-pressure pumps, drove home another important dynamic; that is, good businesses with good managements find ways to grow. The company used its borrowing power to make a strategic acquisition that may well add several points of growth to revenues and more importantly to earnings per share.

28	Annual Report May 31, 2005

     In contrast, three factors contributed to the lag in performance. Our relative overweight in technology stocks, especially those linked to semiconductors, worked against us. We were convinced our companies would hold up even in tough semiconductor markets. Our mistake was to underestimate the impact of the industry cycle on the operations of these businesses. Our focus on company fundamentals distracted us from the implicitly macro-level bet we made by overweighting this sector.

     Two other sectors - commodities and financials - cost us nearly as much as our technology exposure. Our style, which focuses on niche companies with relatively limited sensitivity to economic movements, led us to avoid these sectors. Both groups recorded impressive gains and our absence from these cyclical industries cost us performance for the year.

     We missed out on Japan as well. We did not miss in terms of travel; our research took us there three times. We missed Japan simply because we were underweight a strong market and the stocks we did own failed to keep pace with the broad Japanese market. Of the five Japanese names we owned during the period, two disappointed us, a third was sold after a terrific run-up, and two are progressing and remain core holdings.

    Despite this confluence of transitory factors, our outlook is positive. We like what we own and believe we will ultimately be rewarded. The development of a business is a continuous process. Sometimes stocks reflect fundamental progress; sometimes they lag it considerably. We hope in the coming year the stock prices of our portfolio companies reflect the progress they have made. We ask for your patience as we work hard for you in fiscal 2006.

1-800-392-CORE (2673) ■ www.westcore.com	29

Westcore International Frontier Fund (continued)

Country Breakdown as of May 31, 2005
Country	Market Value	%	Country	Market Value	%

Australia	1,187,848	5.55%	Netherlands	1,456,084	6.81%
Belgium	324,091	1.51%	New Zealand	568,470	2.66%
Canada	282,892	1.32%	Norway	861,225	4.02%
France	2,268,200	10.60%	Singapore	1,106,028	5.17%
Germany	2,256,224	10.54%	Sweden	1,726,867	8.07%
Hong Kong	1,347,651	6.30%	Switzerland	485,213	2.27%
Ireland	626,424	2.93%	United Kingdom	2,590,711	12.11%
Italy	523,227	2.45%	Cash Equivalents and
Japan	2,166,115	10.12%	Net Other Assets	718,319	3.36%
Luxembourg	901,044	4.21%
			Net Assets	$21,396,632	100%

MSCI EAFE Small-Cap Index is the Fund's benchmark index. It is unmanaged and is an arithmetic, market value-weighted average of the performance of securities of small cap companies listed on the stock exchanges of 21 developed markets outside of North America with a capitalization range of $200 million - $1.5 billion.

Lipper International Small-Cap Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper International Small-Cap Funds classification. This classification consists of funds that invest at least 65% of their assets in equity securities of non-United States companies with market capitalizations less than $1 billion (U.S.) at the time of purchase.

Note: Lipper categorizes Westcore International Frontier Fund in the International Small/Mid-Cap Value Category. However, Lipper does not calculate a Lipper Index for this category. Therefore, Westcore Funds selected the Lipper International Small-Cap Index as the most comparable Lipper Index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 4 and 5.

30	Annual Report May 31, 2005

Top 10 Holdings as of May 31, 2005

4.21%	SBS Broadcasting SA (Luxembourg) - A commercial television and radio broadcasting company with station ownership in Scandinavia, the Benolux region and eastern Europe
3.71%	Trader Classified Media NV (Netherlands) - Publisher of paid circulation classified publications with monopoly positions in classified auto, real estate, and job search
3.58%	Pinguely-Haulotte (France) - Manufactures boom and platform trucks for lifting materials or reaching high places
3.18%	Elekta AB (Sweden) - Manufacturer of oncology and neurology products
3.17%	Global Bio-Chem Technology Group (Hong Kong) - Leading manufacturer of corn refined and corn based biochemical products in China
3.13%	VTech Holdings Ltd. (Hong Kong) - Largest manufacturer of cordless telephones and electronic learning products in the world
3.09%	Hunter Douglas NV (Netherlands) - Dominates the world market for window coverings, with well-known brands such as Silhouette, Duette and Vignette
3.08%	ComfortDelGro Corp. Ltd. (Singapore) - Provides bus, taxi, car leasing and rental, automotive engineering, maintenance services and diesel sales
3.05%	ProSafe ASA (Norway) - Provides specialized oil services for production activity off the coast of Norway
2.93%	Independent News & Media Plc (Ireland) - Publishes newspapers, also involved in electronic media operations, radio broadcasting and outdoor advertising
Percent of Net Assets in Top Ten Holdings: 33.13%

Top ten holdings do not include any cash, cash equivalent or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

1-800-392-CORE (2673) ■ www.westcore.com	31

Westcore Blue Chip Fund

FUND STRATEGY: Investing in large, well-established companies whose stocks appear to be undervalued.

     We are pleased to report another solid year for the Westcore Blue Chip Fund. For the 12 months ended May 31, 2005, the Fund gained 12.05%, surpassing the 8.22% return of its benchmark, the Standard & Poor's 500 Index. The Fund also easily outperformed its peer group, the Lipper Multi-Cap Core Index, which was up 9.71%. More importantly, for the five years ended May 31, 2005, the Fund posted an average annual return of 2.16%, while the S&P 500 lost (1.93%) over the same period.

     This benchmark-beating performance was produced against a backdrop of uncertainty fueled by escalating violence in the Middle East, soaring oil prices, steadily rising interest rates and a contentious U.S. presidential election campaign-all of which made for a bumpy ride in the markets. In the days following the reelection of President Bush, however, stocks reacted positively amid renewed optimism about prospects for the global economy. This upbeat sentiment soon was dampened as oil prices broke through the $50-a-barrel level, sparking concerns that higher energy costs would weigh on worldwide economic growth. In light of this, we expect the economy to grow at a more moderate pace for the remainder of the year, a view that is supported by current economic data.

     Not surprisingly, the best-performing market sector within the benchmark index over the last 12 months was energy, which rose nearly 37% during the period. Our energy holdings were up more than 63% on average, led by Transocean Inc., Occidental Petroleum Corp. and Marathon Oil Corp. With high commodity prices driven by fears over supply shortages, leading offshore drilling platform provider Transocean experienced robust demand and pricing, which produced strong improvements in cash flow. Meanwhile, Occidental Petroleum boasted impressive results in both its chemical and energy businesses. We are gratified to see that excess capital generated by the company's chemical operation continues to be reinvested in high-return prospects for growing its oil reserves around the world. Finally, we identified Marathon Oil as a firm with a formidable list of developing projects to extract long-lived oil reserves. Although it has been a company in transition, steady execution keeps creating value.

32	Annual Report May 31, 2005

     In sharp contrast to the energy sector, the technology category within the benchmark index continued to struggle, posting among the lowest returns (+1.36%) over the 12-month period. Our ongoing assessment of technology stocks suggested that valuations were stretched throughout the year, leading us to hold a smaller relative weighting in the group. However, we were able to identify several attractive stocks, including VeriSign Inc., an e-commerce enabler. The company executed well and boosted profitable cash flows that helped shares surge nearly 80% for the year. While technology valuations, in our opinion, remain high, we are finding some compelling opportunities in healthcare and, as a result, remain overweight in the sector versus our benchmark. Our top contributor was PacifiCare Health Systems Inc., a managed healthcare services company. PacifiCare continues to improve cash flows as cost trends are controlled, pricing is sustained and additional members are added.

     On the down side, sectors that hurt our performance included consumer staples and utilities. Integrated meat processor Tyson Foods Inc. fell short on growing concerns that incoming beef supplies from Canada would be further delayed by the U.S. Department of Agriculture, which earlier had banned imports when a slaughtered cow was discovered to have "mad cow disease." This, in turn, created margin pressure across the entire beef-processing segment. Elsewhere, our concerns regarding valuations in the utilities sector prompted us to avoid the group during the fiscal year. Nevertheless, the market's seemingly insatiable desire for stable dividend yield continued to push utility stocks higher, hindering our results.

1-800-392-CORE (2673) ■ www.westcore.com	33

Westcore Blue Chip Fund (continued)

     To sum up, the first five months of calendar 2005 have seen the markets down slightly amid uncertainty over the strength of the economy and the extent to which interest rates would move higher, as well as record-high energy costs and worries about a return of inflation. Even so, our assessment of the market and our portfolio leaves us confident that not only are underlying fundamentals good, but also that ample opportunities exist to own quality companies with attractive valuations.

     Although predicting the future direction of the market is a fool's game, we remain optimistic that several of these uncertainties will be resolved over the balance of the year. We believe this will unlock some of the potential upside in the portfolio. Again, thank you for your continued interest in and support of the Westcore Blue Chip Fund.

S&P 500 Index is the Fund's benchmark index. It is a broad-based measurement of changes in stock market conditions based on the average performance of 500 widely held common stocks. It is an unmanaged index.

Lipper Multi-Cap Core Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Multi-Cap Core Funds classification. This classification consists of funds that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have between 25% to 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Multi-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 4 and 5.

34	Annual Report May 31, 2005

Top 10 Holdings as of May 31, 2005

3.91%	Teva Pharmaceutical Industries Ltd. (TEVA) - Develops, manufactures and markets generic and branded pharmaceuticals for treatment of post-menopausal bone loss in women and treatment of multiple sclerosis
3.77%	PacifiCare Health Systems Inc. (PHS) - A managed health care services company that provides managed care products for employer groups and Medicare beneficiaries
3.14%	Amgen Inc. (AMGN) - Discovers, develops, manufactures and markets human therapeutics based on cellular and molecular biology
3.13%	Abbott Laboratories (ABT) - Discovers, develops, manufactures and sells a broad and diversified line of healthcare products and services
3.12%	Citigroup Inc. (C) - A diversified financial services holding company that provides a broad range of financial services
2.85%	Pfizer Inc. (PFE) - A research-based, global pharmaceutical company that discovers, develops, manufactures and markets medicines for humans and animals
2.76%	Occidental Petroleum Corp. (OXY) - Explores for, develops, produces and markets crude oil and natural gas and manufactures and markets a variety of basic chemicals, including chlorine
2.72%	TJX Companies Inc. (TJX) - A retailer of off-price apparel and home fashions
2.55%	Merrill Lynch & Co. Inc. (MER) - Through its subsidiaries and affiliates provides investment, financing, advisory, insurance, banking and related products and services on a global basis
2.48%	Intel Corp. (INTC) - Designs, manufactures and sells computer components and related products
Percent of Net Assets in Top Ten Holdings: 30.43%

Top ten holdings do not include any cash, cash equivalent or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

1-800-392-CORE (2673) ■ www.westcore.com	35

Westcore Mid-Cap Value Fund (formerly Westcore Mid-Cap Opportunity Fund)

FUND STRATEGY: Investing primarily in medium-sized companies whose stocks appear to be undervalued.

     Periods of uncertainty marked the investment environment during the past year, driven by growing insurgency in the Middle East, record-breaking oil prices, higher interest rates, and a hotly contested U.S. presidential election. Although these factors combined to create strong headwinds for stocks early in the period, the market got a bounce immediately following the election on renewed optimism for global economic growth. With the beginning of the new year, however, oil prices garnered the spotlight once again as they shot past $50 a barrel, dimming this positive outlook. Consequently, as we have written previously, we continue to expect tepid overall economic growth this year. Current economic data is in line with this point of view.

     Amid this difficult climate, the Fund appreciated 20.02% for the 12 months ended May 31, 2005, lagging the 22.14% return for the Russell Midcap Value Index. The Fund adopted this Index as its benchmark starting with the fourth quarter 2004, which resulted in certain sector weighting changes within the Fund's portfolio. Since the changes, the Fund's return of 20.26% has outperformed the 17.76% return of the new Index through May 31, 2005 and the Fund's annual return handily topped the 14.62% gain posted by our peer group, the Lipper Mid-Cap Value Index.

     Turning to the portfolio, leading performance contributors during the period included companies within the medical/healthcare, interest-rate sensitive and capital goods sectors. In the medical/healthcare group, managed care providers Aetna Inc. and PacifiCare Health Systems Inc. both supported our results, as continued membership growth and decelerating medical cost trends helped the stocks tack on impressive gains. Elsewhere, Affiliated Managers Group Inc. was the standout in the interest-rate sensitive sector. Lifting the asset management company's shares in our view were two high-margin, return-enhancing strategic acquisitions that should ultimately lead to better free cash flow generation. Finally, the top performer in the capital goods category was TEREX Corp., a manufacturer of construction equip-ment. Rising demand for construction-related equipment powered robust sales growth, driving margin expansion.

36	Annual Report May 31, 2005

     In contrast, sectors that weighed most heavily on our results during the fiscal year were commercial services, communications and utilities. CDI Corp., a professional staffing company, proved to be a significant detractor within the commercial services group. A delay in one of its larger client's projects created a temporary slowdown in staffing services and squeezed profits during the latter part of 2004. Meanwhile, United Online Inc. was the biggest detractor in the communications category. Weak subscriber growth hurt the value-priced Internet access provider, fueling concerns over the competitive environment and the sustainability of the company's free cash flow. Lastly, our relative underweighting in the utilities sector, which advanced nicely during the period, also hindered overall returns.

     Going forward, investor uncertainty fueled by increasing hostilities in Iraq, rising prices at the gas pump and an anticipated upward trend in interest rates will likely continue to cast a shadow over the market. At the same time, we continue to envision slower overall economic growth.

     Against this backdrop, we will continue to focus on finding new ideas that our research indicates are trading significantly below their intrinsic value based on their prospects for future free cash flows-or the cash that remains after required investments. We firmly believe in our disciplined process, which emphasizes free cash flow generation and improving returns. Our goal is to produce benchmark-beating, long-term performance for your portfolio as we uncover companies with significant upside yet to be realized.

1-800-392-CORE (2673) ■ www.westcore.com	37

Westcore Mid-Cap Value Fund (continued)

     As always, please feel free to contact us if you have any questions. We thank you for your confidence in and support of the Westcore Mid-Cap Value Fund.

*Formerly Westcore Mid-Cap Opportunity Fund

Westcore Mid-Cap Value Fund's benchmark index was changed from the Russell Mid-Cap Index to the Russell Midcap Value Index for performance comparison purposes because the Adviser believes that the Russell Midcap Value Index more appropriately matches the investment style of the Fund.

The Russell Midcap Value Index is the Fund's benchmark index. It is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 35% of the total market capitalization of the Russell 1000 Index.

Lipper Mid-Cap Value Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Mid-Cap Value Funds classification. This classification consists of funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P Super Composite 1500 Index. Mid-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P MidCap 400 Index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 4 and 5.

38	Annual Report May 31, 2005

Top 10 Holdings as of May 31, 2005

4.82%	PacifiCare Health Systems Inc. (PHS) - A managed health care services company that provides managed care products for employer groups and Medicare beneficiaries
3.21%	Starwood Hotels & Resorts Worldwide Inc. (HOT) - Owns, manages and franchises hotels throughout the world
3.16%	Crown Holdings Inc. (CCK) - Manufactures packaging products for household and consumer goods
2.73%	Bunge Ltd. (BG) - An integrated global agribusiness and food company spanning the farm-to-consumer food chain
2.72%	Foot Locker Inc. (FL) - Provides athletic footwear and apparel through its retail stores
2.60%	Marathon Oil Corp. (MRO) - Explores for and produces crude oil and natural gas on a worldwide basis
2.48%	Trizec Properties Inc. (TRZ) - A real estate investment trust (REIT) that has ownership interests in and manages various office properties concentrated in business districts in the U.S.
2.35%	Assured Guaranty Ltd. (AGO) - Provides financial guaranty insurance and reinsurance as well as mortgage guaranty coverage
2.32%	PartnerRe Ltd. (PRE) - Provides multi-line reinsurance to insurance companies on a worldwide basis through its subsidiaries
2.31%	DPL Inc. (DPL) - A holding company whose principal subsidiary is The Dayton Power and Light Company which sells electricity in west central Ohio
Percent of Net Assets in Top Ten Holdings: 28.70%

Top ten holdings do not include any cash, cash equivalent or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

1-800-392-CORE (2673) ■ www.westcore.com	39

Westcore Small-Cap Opportunity Fund

FUND STRATEGY: Investing in small-company stocks that appear to be undervalued.

     Over the past year, the market swung from one end of the emotional spectrum to the other. Despite a backdrop of heightened fear over terrorism, heated election-year politics and a slowdown in consumer spending, the first six months of the reporting period were marked by strong stock returns and enthusiasm for small-cap stocks.

     However, as the second half of the fiscal year unfolded, we saw a shift to pessimism as geopolitical uncertainty and skyrocketing oil prices undermined investor confidence. With expectations for domestic and global economic growth scaled back, negative sentiment spilled over into the equity markets and fueled the belief that large-cap stocks would outperform small-caps. Even so, the fact that the consensus held to this viewpoint offered contrarian investors like us some degree of comfort, as conventional wisdom is frequently wrong. At the same time, current data supports our widely held view that the economy will grow at a more moderate pace for the remainder of the year.

     In this emotionally charged environment, the Fund advanced 10.33% for the 12 months ended May 31, 2005, besting the 9.82% gain turned in by its benchmark, the Russell 2000 Index, while slightly lagging its peer group, the Lipper Small-Cap Core Index, which returned 10.58%. Additionally, we are pleased to report that the Fund's performance also surpassed that of its benchmark for the 3-, 5-, 10-year, and since-inception periods. The Fund's results also topped those of its peer group over 3, 5 and 10 years.

40	Annual Report May 31, 2005

     Looking at the portfolio, the capital goods, energy and interest-rate sensitive sectors were most responsible for our benchmark-beating performance during the fiscal year. Cable manufacturer General Cable Corp. led the way in capital goods. The company benefited from robust demand and improved industry fundamentals as consolidation reduced capacity, which pushed operating rates higher. Strong industry dynamics will, in our opinion, result in better pricing going forward. Elsewhere, ATP Oil & Gas Corp. drove outperformance within the energy sector. The development and production firm has been successful in its drilling efforts, significantly increasing ATP's reserve levels and potential future cash flows. In the interest-rate sensitive sector, credit card issuer Advanta Corp. recorded the largest contribution, having benefited from its exclusive focus on the small business market.

     Working against us were certain holdings in the communications, consumer cyclical and consumer staples sectors, which proved to be the three biggest detractors from the Fund's performance during the period. In communications, Internet service provider United Online, Inc. came under pressure as subscriber growth and increased competition weighed heavily on investors' minds and the company's stock price.  Charlotte Russe Holding, Inc. also hindered our results, as the turnaround we had forecast for the specialty women's apparel retailer failed to materialize. Finally, supermarket chain Pathmark Stores, Inc. drove underperformance in the consumer staples sector, posting weak results due to lower same-store sales, higher promotional spending and product cost inflation.

     Looking ahead, although uncertainty sparked by a number of geopolitical and economic factors may continue to unnerve investors, our overall outlook is optimistic. Indeed, we believe the economic environment going forward will remain positive for small-cap stocks.

1-800-392-CORE (2673) ■ www.westcore.com	41

Westcore Small-Cap Opportunity Fund (continued)

     As we stay squarely focused on uncovering the merits of individual companies, we continue to find attractive investment ideas trading below our estimate of intrinsic value based on their ability to generate future free cash flows. Over the years, we have observed that free cash flow, together with effective deployment of that cash, is essential to a company's success. As such, it forms the core of our investment strategy.

     Your confidence and support are essential to our success, and we thank you. As always, please feel free to contact us at invest@westcore.com if you have any questions.

Russell 2000 Index is the Fund's benchmark index. It is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 11% of the total market capitalization of the Russell 3000 Index.

Lipper Small-Cap Core Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Small-Cap Core Funds classification. This classification consists of funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 4 and 5.

42	Annual Report May 31, 2005

Top 10 Holdings as of May 31, 2005

4.60%	General Cable Corp. (BGC) - Designs, develops, manufactures, markets and distributes copper, aluminum and fiber optic wire and cable products for communications, electrical and energy markets around the world
3.83%	BEI Technologies Inc. (BEIQ) - Through its subsidiary, manufactures electronic sensors, motors, actuators and motion control products used for factory and office automation, medical equipment, military, aviation and space systems
3.63%	WMS Industries Inc. (WMS) - Designs, manufactures, sells and leases gaming machines and video lottery terminals throughout the U.S. and internationally
3.41%	Clark Inc. (CLK) - Provides expert consulting services in designing, funding and administering compensation and benefit plans throughout the U.S.
3.11%	Belden CDT Inc. (BDC) - Manufactures high-speed electronic cables
3.05%	Crown Holdings Inc. (CCK) - Manufactures packaging products for household and consumer goods
2.96%	Radisys Corp. (RSYS) - Designs and manufactures computer solutions used in manufacturing automation, telecommunications, medical devices, transportation and test and measurement industries
2.75%	K-V Pharmaceutical Co. Class A (Kva) - Researches, develops, manufactures and markets controlled-release and tastemasked forms of drug products using proprietary drug delivery and tastemasking technologies
2.75%	Zale Corp. (ZLC) - Operates retail jewelry stores under the Zales, Gordon's and Bailey
Banks & Biddle names
2.67%	First Community Bancorp (FCFL) - Provides a variety of savings and loan services to small and middle market businesses and individuals in markets in Florida
Percent of Net Assets in Top Ten Holdings: 32.76%

Top ten holdings do not include any cash, cash equivalent or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

1-800-392-CORE (2673) ■ www.westcore.com	43

Westcore Small-Cap Value Fund

FUND STRATEGY: Investing primarily in small, dividend paying company stocks that appear to be undervalued.

     Having launched on December 13, 2004, we are pleased to welcome shareholders of the Westcore Small-Cap Value Fund to this initial annual report for the fiscal year ended May 31, 2005. Over this brief period, the Fund has pursued enhanced returns with less risk and volatility by investing in small-cap, dividend-paying stocks identified by our research process as undervalued. While our goal is long-term risk-adjusted positive performance, the Fund's since-inception return of (2.00%) fell short of the (0.55%) return for its benchmark, the Russell 2000 Value Index, as well as the 1.01% return for its peer group, the Lipper Small-Cap Value Index.

     With that said, market movements worked against performance during the period, as the Fund's inception corresponded to a shift in investor sentiment from enthusiasm to pessimism. As geopolitical uncertainty and skyrocketing oil prices combined to dampen expectations for global economic growth, stocks in general came under pressure, with small-cap stocks bearing the brunt of the downturn relative to better-performing large-caps. The fact that the consensus viewed small-caps as out of favor offered contrarian investors like us some degree of comfort, given that conventional wisdom is frequently wrong. At the same time, current data supports our widely held view that the economy will grow at a more moderate pace for the remainder of the year.

     Against this backdrop, sectors that detracted most from performance during the period included communications, technology and basic materials. Within the communications sector, telephone systems provider Inter-Tel Inc. proved to be the leading detractor, as the stock grappled with significant spending declines among small- and medium-sized businesses. Among our technology holdings, X-Rite Inc., a maker of color measurement systems, was a principal contributor to underperformance. Although the stock declined after announcing a decrease in quarterly net sales, we remain confident about its prospects and have maintained our position. Meanwhile, within basic materials, engineered thermoplastic producer Spartech Corp. was a notable disappointment as the company struggled to raise prices to offset higher raw material costs.

44	Annual Report May 31, 2005

     In contrast, the top three contributors to performance from a sector perspective were the interest rate sensitive, consumer cyclical and commercial services groups. Thrift operator Downey Financial Corp. was the best-performing stock within the interest-rate sensitive sector, benefiting from strong asset growth in its adjustable rate mortgage and deposit segments. Youth apparel retailer Buckle Inc. led the way in consumer cyclicals, capitalizing on increased mall traffic and continued demand for denim products. Finally, UniFirst Corp., a provider of uniforms and protective clothing, was the leading commercial services stock, having enjoyed improving demand and smaller account turnover due to continued growth in the economy.

     We believe our small-cap focus offers the potential for superior returns, while our emphasis on value and dividends should reduce the volatility associated with small-cap investing. Historically, small-cap dividend-paying stocks have outperformed their non-dividend-paying counterparts with less risk. Moreover, the inefficiencies associated with the small-cap market offer numerous opportunities to identify seemingly undervalued companies with solid prospects for future free cash flow and improving returns.

1-800-392-CORE (2673) ■ www.westcore.com	45

Westcore Small-Cap Value Fund (continued)

     Looking ahead, we believe this focus on dividend-paying companies and free cash flow should continue to serve our investors well, evidenced by the fact that we continue to find attractively valued opportunities within the small-cap stock universe. In closing, thank you for your support and please feel free to contact us at invest@westcore.com should you have any questions regarding your investment.

Russell 2000 Value Index is the Fund's benchmark index. It is an unmanaged index that measures the performance of companies within the Russell 2000 Index having lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Index includes the 2000 firms from the Russell 3000 Index with the smallest market capitalizations. The Russell 3000 Index represents 98% of the of the investable US equity market.

Lipper Small-Cap Value Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Small-Cap Value Funds classification. This classification consists of funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 4 and 5.

46	Annual Report May 31, 2005

Top 10 Holdings as of May 31, 2005

3.58%	BEI Technologies Inc. (BEIQ) - Through its subsidiary, manufactures electronic sensors, motors, actuators and motion control products used for factory and office automation, medical equipment, military, aviation and space systems
2.79%	Meridian Bioscience Inc. (VIVO)- Manufactures, markets and distributes diagnostic test kits and related products
2.73%	Tsakos Energy Navigation Ltd. (TNP) - Owns and operates a fleet of tankers suitable for transporting crude oil, refined petroleum products and other liquids
2.50%	Richardson Electronics Ltd. (RELL) - Distributes electronic components, equipment and assemblies for industrial, communications, medical and scientific applications
2.50%	UniFirst Corp. (UNF) - Provides workplace uniforms and protective clothing
2.43%	Ennis Inc. (EBF) - Manufacturer of printed business products including business forms, checks, commercial printing, promotional products, office supplies, etc.
2.36%	Equity Inns Inc. (ENN) - A self-advised real estate investment trust that owns limited service, extended stay and full service hotels
2.32%	Range Resources Corp. (RRC) - An independent oil and gas company conducting business in the Appalachian, Permian, Mid-continent and Gulf Coast regions
2.31%	First Community Bancorp (FCFL) - Provides a variety of savings and loan services to small and middle market businesses and individuals in markets in Florida
2.14%	Clark Inc. (CLK) - Provides expert consulting services in designing, funding and administering compensation and benefit plans throughout the U.S.
Percent of Net Assets in Top Ten Holdings: 25.66%

Top ten holdings do not include any cash, cash equivalent or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

1-800-392-CORE (2673) ■ www.westcore.com	47

Westcore Flexible Income Fund

FUND STRATEGY: A more aggressive fixed-income fund focusing on higher-yielding securities.

  As always, we like to start our commentary by reiterating our philosophy. We believe the most important aspect of managing for total return is to maximize income yield while maintaining safety of principal. Rather than engaging in rapid trading to capture capital gains, we believe the best way to accomplish this is through a diversified portfolio of high-yield debt, investment-grade corporate bonds, preferred stocks, and income-generating equities. Our goal is to achieve a higher long-term risk-adjusted return than either a high-quality or pure high-yield debt fund can produce.

     This past year, higher-yielding securities continued to outpace the rest of the fixed-income market. For the fiscal year ended May 31, 2005, the Fund returned 9.15%, slightly lagging (primarily due to our auto-related exposure) the 9.71% posted by its benchmark, the Lehman Brothers Corporate U.S. High Yield Ba Index, and the 9.25% put up by its peer group, the Lipper High Current Yield Index. Our three-year return of 9.42%, however, remains well ahead of our benchmark's 7.49% performance.

     Since we last wrote, the Fund has continued to see strong inflows, growing from $61 million in assets as of May 31, 2004, to over $163 million in assets as of May 31, 2005. We cordially welcome all our new investors and again thank our longstanding shareholders for their continued faith in our efforts.

     Our fiscal year could be called a "Tale of Three Markets," starting with a prolonged rally in the high-yield market that lasted until early January. From January until mid-May, the market weakened almost daily as many of our competitors experienced strong outflows, causing high-yield bond prices to collapse. This peaked with Standard & Poor's downgrade of General Motors Corp. and Ford Motor Co. to high yield in early May. The period subsequently ended with a strong rally across the entire market. Despite this volatility, we remained focused throughout on the long-term fundamentals of our companies and see better buying opportunities in many different sectors of the market now than in the past few years.

48	Annual Report May 31, 2005

   As many of you know, we have held a sizeable position in both GM and Ford for several years. While their downgrades by S&P came sooner than expected, the news was not a complete surprise - we felt that it was more likely to occur later in 2005. Did these holdings hurt us in the short term? Yes, by around 1% of performance over the past six months. However, we have not sold any of our auto companies and have no plans to do so.

     Although we recognize that GM and Ford face structural cost issues that hamper their ability to compete with lower-cost Asian manufacturers, we believe they have ample time and cash to address these issues without taking the drastic step of bankruptcy. Both companies continue to generate cash from their financing operations and maintain access to sizeable pools of liquidity. We are watching GM and Ford closely, but we are still optimistic about these holdings.

    While we are looking at strategically increasing our existing holdings in automakers - we did add to our stakes in auto parts makers Delphi Corp. and Visteon Corp. and initiated new positions in Dana Corp., American Axle & Manufacturing Holdings Inc. and Navistar International Corp. on spillover market weakness. We should point out that as of June 1, 2005, GM and GMAC debt comprise approximately 12% of our benchmark. We do not plan on taking our exposure up to that level as we feel that it would not be in your best interest. Over time, however, it may cause us to have what modern portfolio theory (which Berkshire Hathaway Vice-Chairman Charlie Munger called "a form of dementia which we cannot comprehend") calls "tracking error".

      Our opinion on the overall direction of the economy and interest rates has not changed over the past two years. We still do not anticipate a rapid increase in long-term interest rates or inflationary pressures, as we continue to see too many counterbalancing effects to warrant a call for a dramatic rise in either. The major effect we perceive is the unknown long-term impact of globalization of world trade on the ability of corporations to aggressively raise prices. As a result, we believe rates will trend higher while trading in a rather tight range for the foreseeable future.

1-800-392-CORE (2673) ■ www.westcore.com	49

Westcore Flexible Income Fund (continued)

     The majority of corporate balance sheets, in our view, are still in great shape. Our primary focus will continue to be on the underlying financial strength of the companies in which we invest.

     We want to again remind our shareholders that all managers of the Westcore Flexible Income Fund have significant investments in the Fund alongside yours. We firmly believe in eating our own cooking!

Please feel free to contact us anytime via email at invest@westcore.com.

Lehman Brothers U.S. Corporate High Yield Ba Index is the Fund's benchmark index. It is an unmanaged index that measures the performance of intermediate (1 to 10 year) U.S. high yield issues. It includes fixed-rate, noninvestment grade debt issues rated Ba1 or lower by Moody's, rated BB+ or lower by S&P, rated below investment grade by Fitch Investor's Service or if unrated previously held a high yield rating or have been associated with a high yield issuer, and must trade accordingly.

Note: Westcore Flexible Income Fund Custom Index is comprised of the Lehman Brothers Long-Term Government/Corporate Bond Index for the time period 6/1/88 - 9/30/00 and the Lehman Brothers U.S. Corporate High Yield Ba Index for the time period 10/1/00 - 5/31/05 to reflect the change in the Fund's investment strategy on 10/1/00. The Adviser believes that the Custom Index is the best benchmark measurement for historical performance over three years.

Lehman Brothers Long-Term Government/Corporate Bond Index is an unmanaged index that includes fixed rate debt issues rated investment grade or higher by Moody's Investors Services, Standard & Poor's Corporation or Fitch Investor's Service, in order. Long-term indices include bonds with maturities of ten years or longer.

Lipper High Current Yield Index is comprised of the 30 largest funds in the Lipper High Current Yield Funds classification. This classification consists of funds that aim at high (relative) current yield from fixed-income securities, has no quality or maturity restrictions, and tends to invest in lower grade debt issues.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 4 and 5.

50	Annual Report May 31, 2005

Top 10 Corporate Credit Exposure as of 5/31/05*		Top 10 Sectors as of 05/31/05

4.04%	Ford Motor Co.	12.00%	Autos
2.14%	General Motors Corp.	10.17%	Leisure
2.10%	Wynn Resorts	10.07%	Other Industrial
2.00%	MGM Mirage Inc.	7.78%	Collateralized Debt Obligations
1.90%	Host Marriott	6.57%	Airlines
1.83%	iStar Financial Inc.	6.05%	REITs - Office Property
1.34%	Tenet Healthcare	5.80%	Energy (Non-Utilities)
1.20%	Delphi	5.58%	Financial Services
1.12%	Leucadia National Corp.	4.86%	Healthcare
1.08%	HCA	4.10%	Telecom & Related
Percent of Net Assets in Top Ten Corporate Credit		Percent of Net Assets in Top Ten Sectors: 72.98%
Exposure: 18.75%

* Percentages represent the Fund's aggregate holdings in the same corporate issuer and its affiliates.

Top ten corporate credit exposure and sectors are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular security, issuer or sector.

1-800-392-CORE (2673) ■ www.westcore.com	51

Westcore Plus Bond Fund

FUND STRATEGY: A more moderate fixed-income fund focusing on investment quality bonds of varying maturities.

    As we have stated in previous reports, forecasting interest rates does not drive our investment strategy; rather, bottom-up security analysis does. Given the market conditions of the past year, this is a good thing. Indeed, the solid returns generated by bond portfolios in light of the Federal Reserve's eight short-term rate hikes-from historical lows of 1% to 3%-have puzzled investors. From our perspective, this underscores the two most important reasons for investing in the Westcore Plus Bond Fund: diversification and income generation.

      We are pleased to report that for the 12 months ended May 31, 2005, we generated income in the form of positive performance for our shareholders. The Fund gained 6.97% for the period, a slightly better showing than the 6.83% return of our benchmark, the Lehman Brothers Aggregate Bond Index, as well as the 6.64% return for our peer group, the Lipper Intermediate Investment Grade Debt Index. Moreover, our results also compared favorably with broad stock market returns, as evidenced by the 8.22% fiscal year gain in the Standard & Poor's 500 Index.

     It is highly unusual for the bond market to perform this well when short-term interest rates move higher. Even Federal Reserve Chairman Alan Greenspan was surprised by the contradictory behavior of long-term U.S. interest rates, which on May 31 actually set a monthly low for a secular decline that began in the early 1980s. Strong demand from foreign investors has helped fuel the recent rise in long bond prices and higher energy prices have not caused a significant acceleration of inflation. Although the surge in commodity prices is expected to level off at some point, this could weigh on the economy over the near term. Nevertheless, the disconnect between long-term rates and expectations for sustainable economic activity has been a source of confusion.

52	Annual Report May 31, 2005

     Our modest outperformance for the period was driven primarily by the portfolio's exposure to the high-yield market as higher-yielding securities outpaced the rest of the fixed-income market. Even so, investment-grade corporate bonds have been-and will continue to be-the core of the Fund. The majority of corporate balance sheets, in our opinion, are still in great shape. Our ongoing focus, therefore, will be on the underlying strength of the companies in which we invest.

As the Fund continues to show steady growth-with total assets now well over $200 million-we would like to take this opportunity to welcome our new shareholders and thank our longer-term investors. We believe this growth can be attributed to our efforts to properly diversify the portfolio and take advantage of new opportunities as they present themselves. To our way of thinking, these are the Fund's primary benefits.

     Turning to the portfolio, one well-publicized event that impacted performance was the Standard & Poor's downgrade of General Motors Corp. and Ford Motor Co. debt to below-investment-grade in early May. Certainly, it is no secret that GM and Ford have struggled with structural cost issues for years. Although these issues have clearly presented a challenge to U.S. car makers as they seek to compete with their lower-cost Asian counterparts, our research indicates that GM and Ford have ample time and the necessary cash to successfully deal with these matters. Consequently, we do not see bankruptcy on the horizon for either. The financing operations of both companies are huge cash generators, giving them the ability to readily tap into sizeable pools of liquidity. So, while we are monitoring the situations at GM and Ford closely, we are still optimistic about these holdings.

1-800-392-CORE (2673) ■ www.westcore.com	53

Westcore Plus Bond Fund (continued)

     Looking ahead, our views regarding the direction of the economy and interest rates are by and large unchanged. A sudden rise in long-term interest rates or mounting inflationary pressures would be unlikely, given what we see as the counterbalancing effects of current economic trends. On the other hand, the long-term impact of globalization on the pricing power of corporations remains a key unknown that could upset this sensitive balance. In the end, while we expect rates to edge higher, we believe they will continue to trade in a narrow range for the time being.

Lipper Intermediate Investment Grade Debt Index is comprised of the 30 largest mutual funds in the Lipper Intermediate Investment Grade Debt Funds classification. This classification consists of funds that invest at least 65% of their assets in investment grade debt issues (rated in top four grades) with dollar-weighted average maturities of five to ten years.

Note: For the time period 6/1/88 - 11/30/89, the Lipper Intermediate Investment Grade Index was not in existence. Westcore Funds selected the Lipper Corporate Debt BBB Index as the most comparable Lipper Index for this time period.

Lipper Corporate Debt BBB Index is comprised of the 30 largest mutual funds in the Lipper Corporate Debt BBB Rated (BBB) Funds classification. This classification consists of funds that invest at least 65% of their assets in corporate and government debt issues rated in the top four grades.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 4 and 5.

54	Annual Report May 31, 2005

Top 10 Corporate Credit Exposure as of 5/31/05*		Top 10 Sectors as of 5/31/05

4.04%	Fannie Mae	10.72%	Mortgage-Backed Securities
2.14%	General Motors Corp.	8.99%	Financial Services
2.10%	Ford Motor Co.	7.15%	Asset-Backed Securities
2.00%	iStar Financial Inc.	6.72%	Other Industrials
1.83%	Cox Enterprises	6.22%	Leisure
1.34%	Hilton Hotels Corp.	5.19%	Collateralized Debt Obligations
1.20%	Simon Property Group	4.88%	Autos
1.15%	Washington REIT	4.43%	REITS-Shopping Centers
1.12%	Westfield Properties	4.42%	Airlines
1.08%	Leucadia National Corp.	4.22%	Energy (Non-Utilities)
Percent of Net Assets in Top Ten Corporate Credit		Percent of Net Assets in Top Ten Sectors: 62.94%
Exposure: 18.00%

* Percentages represent the Fund's aggregate holdings in the same corporate issuer and its affiliates.

Top ten corporate credit exposure and sectors are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular security, issuer or sector.

1-800-392-CORE (2673) ■ www.westcore.com	55

Westcore Colorado Tax-Exempt Fund

FUND STRATEGY: Offering Colorado investors double tax-exempt income through investing in municipal bonds of investment quality.

     The Federal Reserve continued its course of monetary tightening, having raised the federal funds rate in eight consecutive meetings from 1.00% to 3.00%. The result has been a reshaping of the municipal yield curve, with interest rates on shorter maturities rising in yield while interest rates on longer maturities declined in yield. For the fiscal year ended May 31, 2005, bond prices trended higher, albeit in staccato fashion, while tax-exempt yields as measured by the Municipal 20 Bond Buyer Yield Index fell to 4.24% from 5.01%.

     Over the same 12-month period, the Westcore Colorado Tax-Exempt Fund returned 4.55% compared to a 7.40% return for its primary benchmark, the Lehman Brothers 10-year Municipal Bond Index, and a 5.16% return for its peer group, the Lipper Intermediate Municipal Index. The Fund's lower return reflects shorter average maturity and duration, and higher average quality, relative to the benchmark. In addition, as a single-state Fund, Colorado tax-exempt securities returned less during the 12-month period than did those of more populated states such as California, Illinois and New Jersey.

     The compounding of double-tax free income with an emphasis on preservation of principal remains the cornerstone of the Fund's investment philosophy. Coincident with this mantra is the Fund's concentration in high quality intermediate-term securities that generate relatively high interest income. The majority of holdings represent coupons of 5% or greater in insured or pre-refunded credits, which typically carry a "AAA" credit rating from leading rating agencies Moody's Investors Service and Standard & Poor's.

     The Fund's focus over the past 12 months has been to increase the Fund's overall yield to maturity while maintaining an average "AAA" rating. We have been successful in accomplishing this objective, having sold some of the shorter maturity securities while purchasing municipal credits in the 15- to 25-year range. Because the Fund had tax-loss carry forward credits, we were able to realize capital gains on the sales without penalizing shareholders with capital gains distributions. The purchases reflect a continued emphasis on Colorado general obligation and revenue bonds, which are not subject to the Alternative Minimum Tax (AMT). Incidentally, none of the holdings in the Fund are subject to the AMT.

56	Annual Report May 31, 2005

     The overall profile of the Fund reflects our belief that high quality, well-structured credits should provide attractive long-term returns. Despite the extension of maturity and duration in an effort to enhance the Fund's overall yield to maturity, early calls remain an issue. We are making a deliberate attempt to reduce this risk by selling such securities in favor of longer, call-protected credits.

     Recent examples of purchases into the Fund include "AAA" rated MBIA-insured Mesa County School District #051 (Grand Junction) General Obligation bonds 5.00% due 12/01/2021 to yield 4.00% to the call date in 2014 and 4.33% to the final maturity date, and "AAA" rated FSA-insured Upper Yampa Water Conservancy District General Obligation bonds 4.50% due 11/01/2023 to yield 4.32% to the call date in 2015 and 4.38% to maturity. For Colorado residents seeking double-tax exempt income, these bonds offer after-tax equivalent yields of 6.63% and 7.16% to their respective call dates (assuming a 35% federal tax bracket and 4.63% Colorado state tax bracket).

     We believe that Colorado's economy and budget situation continue to improve. Demand for municipal debt securities as an alternative to taxable issues should be robust as the Municipal/U.S. Treasury yield ratio approaches 90% or higher. At fiscal year end, the 10-year high grade Municipal yield as a percentage of the 10-year U.S. Treasury was 87.25%, according to Municipal Market Data and Lehman Brothers. The Fund will generally pursue opportunities to enhance income by extending the average maturity when this ratio is breached. While we anticipate the Federal Reserve will raise short-term interest rates this summer, we remain confident in our strategy to extend maturities and maintain a portfolio of high-quality securities.

1-800-392-CORE (2673) ■ www.westcore.com	57

Westcore Colorado Tax-Exempt Fund (continued)

Lehman Brothers 10-Year Municipal Bond Index is the Fund's benchmark index. It is an unmanaged index that includes investment grade (Moody's Investor Services Aaa to Baa, Standard & Poor's Corporation AAA to BBB) tax-exempt bonds with maturities between eight and twelve years.

Lipper Intermediate Municipal Debt Index is comprised of the 30 largest mutual funds in the Lipper Intermediate Municipal Debt Funds classification. This classification consists of funds that invest in municipal debt issues with dollar-weighted average maturities of five to ten years.

Note: Lipper categorizes Westcore Colorado Tax-Exempt Fund in the Lipper Other States Municipal Debt category. However, Lipper does not calculate a Lipper Index for this category. Therefore, Westcore Funds selected the Lipper Intermediate Municipal Debt Index as the most comparable Lipper Index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 4 and 5.

58	Annual Report May 31, 2005

Top 10 Holdings as of May 31, 2005

2.15%	Adams & Weld Counties School District 27J, 4.75%, 12/1/2017, Optional
12/01/2014 @ 100.00, FGIC
1.93%	Larimer County Poudre School District R-1, 6.00%, 12/15/2017, Prerefunded
12/15/2010 @ 100.00, FGIC
1.88%	Douglas & Elbert Counties School District Re-1, 5.25%, 12/15/2017, Prerefunded
12/15/2011 @100.00, MBIA
1.85%	El Paso County School District 12, 5.00%, 09/15/2013, Optional 09/15/2012
@ 100.00
1.84%	Adams County School District 12, 5.00%, 12/15/2019, Optional 12/15/2015 @
100.00, FSA
1.83%	Eagle Garfield & Routt Counties School District Re-50J, 5.25%
12/01/2015, Optional 12/01/2009 @101.00, FGIC
1.81%	Montrose Colorado Water & Sewer Revenue, 4.75%, 10/01/2016, Optional
10/01/2014 @100.00, XLCA
1.78%	Boulder & Gilpin Counties, Boulder Valley School District Re-2, 5.00%,
12/01/2011, Optional 12/01/2007 @101.00, FGIC
1.71%	Colorado Health Facilities Authority, Poudre Valley Health, Series A,
5.00%, 03/01/2025 Optional 03/01/2015 @100.00, FSA
1.68%	Colorado Housing & Finance Authority, Variable Rate Note, 04/01/2020
Percent of Net Assets in Top Ten Holdings: 18.46%

Top ten holdings do not include any cash or cash equivalent investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

1-800-392-CORE (2673) ■ www.westcore.com	59

     The business and affairs of the Funds are managed under the direction of the Trust's Board of Trustees in accordance with the laws of the Commonwealth of Massachusetts and the Trust's Amended and Restated Declaration of Trust. Information pertaining to the trustees and officers of the Trust is set forth below. Trustees who are not deemed to be "interested persons" of the Trust as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), are referred to as "Independent Trustees." Trustees who are deemed to be interested persons of the Trust as defined in the 1940 Act are referred to as "Interested Trustees." The Trust's Statement of Additional Information includes additional information about the trustees and is available upon request by calling toll free 1-800-392-CORE (2673).

Number of
		Term of		Portfolios in	Other
	Position(s)	Office and		Fund Complex	Directorships
	Held with	Length of	Principal Occupation(s)	Overseen by	Held by
Name, Address and Age[1]	the Trust	Time Served[2]	During Past 5 Years	Trustee[3]	Trustee[4]

INDEPENDENT TRUSTEES
Jack D. Henderson[5]	Chairman	Since	Attorney, Jack D. Henderson,	11	None
Age 78		Dec. 12,	Self-Employed Attorney-
		1985	at-Law, 1952 to present.

McNeil S. Fiske	Trustee	Since	Chairman of the Board,	11	None
Age 71		Dec. 12,	MacCourt Products
		1985	(plastics manufacturer).

James B. O'Boyle	Trustee	Since	Business Consultant, 1986	11	None
Age 77		Dec. 12,	to present.
1985

Robert L. Stamp	Trustee	Since	Retired	11	None
Age 72		Dec. 12,
1985

Lyman E. Seely	Trustee	Since	Director of McCall Oil and	11	None
Age 87		April 29,	Chemical Co., 1983 to
		1987	May 2004; Director of Great
Western Chemical Co., 1983
through May 2001; Director
of OECO, May 1983 through
2000.
60	Annual Report May 31, 2005

Number of
		Term of		Portfolios in	Other
	Position(s)	Office and		Fund Complex	Directorships
	Held with	Length of	Principal Occupation(s)	Overseen by	Held by
Name, Address and Age[1]	the Trust	Time Served[2]	During Past 5 Years	Trustee[3]	Trustee[4]

INTERESTED TRUSTEES
Kenneth V. Penland, CFA[6]	Trustee	Since	Retired; Chairman and	12	Blue Chip
Age 63		Nov. 8,	Executive Manager, Denver		Value
		2000	Investment Advisors LLC		Fund
(and its predecessor),
March 1983 through
December 2001; Chairman
and Director, Blue Chip Value
Fund, Inc., February 1987
to present.

OFFICERS
Todger Anderson, CFA	President	Since	Chairman, Denver Investment	N/A	N/A
Age 60		Feb. 18,	Advisors LLC, January 2004 to
Denver Investment		2005	present; President and
Advisors LLC			Executive Manager, Denver
1225 17th Street-26th Fl.			Investment Advisors LLC,
Denver, Colorado 80202			April 1995 to January 2004;
prior thereto, President and
Director of Portfolio
Management, Denver Investment
Advisors, Inc.; Portfolio Manager,
Westcore MIDCO Growth Fund,
August 1986 through May 2005;
Portfolio Co-Manager, Westcore
Select Fund, December 2001
through May 2005.

Jasper R. Frontz,	Treasurer	Since	Treasurer, November 1997	N/A	N/A
CPA, CFA, Age 36		Feb. 12,	to present, Chief Compliance
Denver Investment		1997	Officer September 2004
Advisors LLC			to present, Blue Chip Value
1225 17th Street-26th Fl.	Chief	Sep. 29	Fund, Inc.; Vice President,
Denver, Colorado 80202	Compliance	2004	May 2000 to present and
	Officer		Director of Mutual Fund
Administration, June 1997 to
present, Denver Investment
Advisors LLC; Registered
Representative, ALPS Distributors,
Inc., 1995 to present.
1-800-392-CORE (2673) ■ www.westcore.com	61

Number of
		Term of		Portfolios in	Other
	Position(s)	Office and		Fund Complex	Directorships
	Held with	Length of	Principal Occupation(s)	Overseen by	Held by
Name, Address and Age[1]	the Trust	Time Served[2]	During Past 5 Years	Trustee[3]	Trustee[4]

Wade Clouse	Assistant	Since	Mr. Clouse is a Fund	N/A	N/A
Age 28	Treasurer	2004	Controller of ALPS
ALPS Mutual Funds			Mutual Funds Services, Inc.
Services, Inc.			and prior to holding this
1625 Broadway			position, he was a Fund
Suite 2200			Accountant from 1999-2004.
Denver, Colorado 80202			Formerly Assistant Secretary
for Ameristock Funds
during 2005.

Tané T. Tyler	Secretary	Since	Ms. Tyler is General Counsel	N/A	N/A
Age 40		2005	of ALPS and ADI. She also
ALPS Mutual Funds			serves as Secretary for other
Services, Inc.			mutual fund clients of
1625 Broadway			ALPS Mutual Funds Services,
Suite 2200			Inc. Formerly Vice President
Denver, Colorado 80202			and Associate Counsel,
OppenheimerFunds, Inc.,
from January 2004 to August
2004 and Vice President and
Assistant General Counsel,
INVESCO Funds Group, Inc.
from September 1991 to
December 2003.

1. Each trustee may be contacted by writing to the trustee, c/o Westcore Trust, 1625 Broadway, Suite 2200, Denver, Colorado 80202.

2. Each trustee holds offices for an indefinite term until the earliest of: (a) the election of his successor; (b) the date a trustee dies, resigns, or is removed, adjudged incompetent, or, having become incapacitated by illness or injury, is retired by the Board of Trustees in accordance with the Trust's Amended and Restated Declaration of Trust; or (c) the Trust terminates. Each officer is typically elected for a term of one year, serving until the earliest of: (a) the election of his successor; (b) the date the officer dies, resigns or is removed by the Board of Trustees in accordance with the Trust's Code of Regulations; or (c) the Trust terminates.

3. The Fund Complex includes funds with a common investment adviser or an adviser which is an affiliated person. As of July 1, 2005, there are thirteen Funds in the Fund Complex, including eleven Westcore Funds, Blue Chip Value Fund, Inc. and Tamarack Small-Cap International Fund which are also advised or sub-advised by Denver Investment Advisors LLC (the "Adviser" or "DIA").

4. Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

5. The Board of Trustees determined that Mr. Henderson meets the definition of "Independent Trustee" on July 8, 2004.

6. Mr. Penland is considered to be an Interested Trustee because of his continued financial interest in the Adviser.

62	Annual Report May 31, 2005

Statement of Investments	64
Westcore MIDCO Growth Fund	64
Westcore Growth Fund	67
Westcore Select Fund	70
Westcore International Frontier Fund	72
Westcore Blue Chip Fund	75
Westcore Mid-Cap Value Fund	78
Westcore Small-Cap Opportunity Fund	81
Westcore Small-Cap Value Fund	84
Westcore Flexible Income Fund	87
Westcore Plus Bond Fund	101
Westcore Colorado Tax-Exempt Fund	115

Statements of Assets and Liabilities	126

Statements of Operations	131

Statements of Changes in Net Assets	136

Financial Highlights	148

Notes to Financial Statements	170

Shareholder Tax Information	189

Other Important Information	190

Report of Independent Registered Public Accounting Firm	191

1-800-392-CORE (2673) ■ www.westcore.com	63

Westcore MIDCO Growth Fund

	Shares	Market Value		Shares	Market Value

Common Stocks 86.78%			Starwood Hotels & Resorts
Basic Materials 3.20%			Worldwide Inc.	50,300	$2,815,291
Chemicals 3.20%			Wendy's International Inc.	65,000	2,933,450
Pall Corp.	102,800	$3,000,732
Rohm & Haas Co.	61,200	2,854,980			9,096,327

		5,855,712	Media - Publishing - Cable 8.43%
			Activision Inc.**	152,000	2,395,514
Total Basic Materials			Getty Images Inc.**	39,300	2,941,212
(Cost $5,181,805)		5,855,712	Marvel Enterprises Inc.**	120,800	2,569,416
			Sirius Satellite
			Radio Inc.**	345,900	2,089,236
			Take-Two Interactive
Capital Goods 2.38%			Software Inc.**	87,600	2,256,576
Engineering & Construction 2.38%			XM Satellite Radio
Jacobs Engineering			Holdings Inc.**	98,900	3,175,679
Group Inc.**	82,800	4,353,624
Total Capital Goods					15,427,633
(Cost $3,353,798)		4,353,624

			Retail 3.43%
Consumer Cyclical 22.59%			Bed Bath & Beyond Inc.**	77,200	3,138,180
Automotive 1.71%			Ross Stores Inc.	111,500	3,142,070
Autoliv Inc.	16,300	756,483
Gentex Corp.	133,000	2,378,040			6,280,250

		3,134,523	Total Consumer Cyclical
			(Cost $33,309,169)		41,355,321
Consumer Products 4.05%
Harman International
Industries Inc.	5,000	414,300	Consumer Staples 4.15%
Mohawk Industries Inc.**	43,500	3,628,770	Food, Beverages & Tobacco 1.50%
Tempur-Pedic			Constellation
International Inc.**	144,600	3,373,518	Brands Inc.**	98,800	2,747,628

		7,416,588	Household Products 2.65%
			Alberto-Culver Co.	61,100	2,708,563
Hotel - Restaurant - Leisure 4.97%			Estee Lauder
Royal Caribbean			Companies Inc.	54,800	2,142,132
Cruises Ltd.	72,600	3,347,586
					4,850,695
64	Annual Report May 31, 2005

	Shares	Market Value		Shares	Market Value

Total Consumer Staples			Healthcare 14.48%
(Cost $5,811,671)		$7,598,323	Biotechnology 3.18%
			Amylin Pharmaceuticals
			Inc.**	130,900	$2,091,782
Credit Sensitive 9.74%			Celgene Corp.**	45,800	1,939,172
Banks 3.34%			Vicuron Pharmaceuticals
State Street Corp.	61,600	2,956,800	Inc.**	109,100	1,797,968
Zions Bancorporation	44,500	3,152,380
					5,828,922
		6,109,180
			Drugs & Healthcare Products 5.78%
Financial Services 3.47%			Beckman Coulter Inc.	34,300	2,403,058
Eaton Vance Corp.	109,400	2,664,984	Endo Pharmaceuticals
T Rowe Price Group Inc.	61,900	3,692,954	Holdings Inc.**	172,800	3,507,840
			Kinetic Concepts Inc.**	33,800	2,171,650
		6,357,938	Respironics Inc.**	9,700	648,348
			St. Jude Medical Inc.**	45,900	1,841,508
Insurance 2.93%
Ambac Financial					10,572,404
Group Inc.	40,350	2,911,253
HCC Insurance			Healthcare Services 5.52%
Holdings Inc.	62,600	2,454,546	Covance Inc.**	86,500	3,776,590
			DaVita Inc.**	95,700	4,407,942
		5,365,799	PacifiCare Health
			Systems Inc.**	30,600	1,922,598
Total Credit Sensitive
(Cost $13,608,436)		17,832,917	Total Healthcare		10,107,130
			(Cost $21,264,301)		26,508,456

Energy 4.67%
Energy Equipment & Services 3.71%			Services 7.42%
Nabors Industries Ltd.**	72,600	4,000,986	Business Services 7.42%
Noble Corp.	49,300	2,791,366	Certegy Inc.	114,800	4,310,740
			ChoicePoint Inc.**	76,900	3,019,094
		6,792,352	Cintas Corp.	89,150	3,598,986
			DST Systems Inc.**	54,800	2,650,128
Energy Producers 0.96%
Apache Corp.	29,894	1,756,571			13,578,948
Total Energy
(Cost $3,783,991)		8,548,923	Total Services
			(Cost $11,036,668)		13,578,948

1-800-392-CORE (2673) ■ www.westcore.com	65

	Shares	Market Value		Shares	Market Value

Technology 18.15%			Exchange Traded Funds 6.06%
Computer Services & Software 5.89%			iShares Russell
Cadence Design			Mid-Cap Growth	131,700	$11,097,042
Systems Inc.**	163,600	$2,285,492
Intuit Inc.**	62,300	2,692,606	Total Exchange Traded Funds
Macromedia Inc.**	69,400	3,068,868	(Cost $10,649,094)		11,097,042
VeriSign Inc.**	84,800	2,743,280

		10,790,246	Money Market Mutual Funds 6.62%
			Barclays
Electronics 9.16%			Prime Money
Altera Corp.**	149,600	3,319,624	Market Fund	3,581,202	3,581,202
ATI Technologies Inc.**	160,900	2,424,763	Goldman Sachs
Broadcom Corp.**	91,400	3,243,786	Financial Square
Intersil Corp.	166,000	3,114,160	Prime Obligations
NVIDIA Corp.**	96,800	2,631,992	Fund -FST Shares	8,534,645	8,534,645
Photronics Inc.**	88,500	2,038,155
					12,115,847
		16,772,480
			Total Money Market Mutual Funds
Telecommunications 3.10%			(Cost $12,115,847)		12,115,847
Harris Corp.	94,000	2,701,560
Scientific Atlanta Inc.	89,500	2,980,350	Total Investments
			(Cost $147,526,555)	99.46%	$182,089,749
		5,681,910	Other Assets in Excess
			of Liabilities	0.54%	995,433
Total Technology
(Cost $27,411,775)		33,244,636	Net Assets	100.00%	$183,085,182

Total Common Stocks
(Cost $124,761,614)		158,876,860	See Notes to Statements of Investments

66	Annual Report May 31, 2005

Westcore Growth Fund

	Shares	Market Value		Shares	Market Value

Common Stocks 98.76%			Energy 3.64%
Consumer Discretionary 11.73%			Energy Equipment & Services 3.64%
Hotel - Restaurant Leisure 3.00%			Nabors Industries Ltd.**	27,270	$1,502,850
MGM Mirage**	58,720	$2,236,645	Schlumberger Ltd.	26,090	1,783,773
Starbucks Corp. **	57,525	3,149,494	Transocean Inc.**	65,180	3,246,616

		5,386,139			6,533,239
Internet & Catalog Retail 1.46%
eBay Inc. **	69,400	2,637,894	Total Energy
			(Cost $4,912,965)		6,533,239
Media 5.81%
Comcast Corp.**	103,940	3,346,868
Time Warner Inc.**	175,450	3,052,830	Financials 9.79%
XM Satellite Radio			Capital Markets 4.35%
Holdings Inc.**	125,780	4,038,796	Franklin Resources Inc.	50,260	3,625,756
			Goldman Sachs
		10,438,494	Group Inc.	10,410	1,014,975
			Merrill Lynch & Co., Inc	32,110	1,742,289
Multiline Retail 1.46%			T. Rowe Price Group Inc.	24,190	1,443,175
Nordstrom Inc.	43,000	2,624,720
Total Consumer Discretionary					7,826,195
(Cost $19,140,274)		21,087,247
			Commercial Banks 1.59%
			Wachovia Corp.	23,000	1,167,250
Consumer Staples 6.41%			Wells Fargo & Co.	27,900	1,685,439
Beverages 3.13%
The Coca-Cola Company	57,280	2,556,406			2,852,689
Pepsico Inc	54,390	3,062,157
			Diversified Financial Services 1.21%
		5,618,563	Citigroup Inc.	46,320	2,182,135

Food & Staples Retailing 0.95%			Insurance 2.64%
Wal-Mart Stores Inc.	36,250	1,712,088	Aflac Inc.	42,550	1,767,952
			Assurant Inc.	49,860	1,752,579
Household Products 2.33%			Prudential Financial
The Procter &			Group Inc.	19,200	1,215,552
Gamble Co.	75,970	4,189,746
					4,736,083
Total Consumer Staples
(Cost $11,378,156)		11,520,397	Total Financials
			(Cost $16,762,241)		17,597,102

1-800-392-CORE (2673) ■ www.westcore.com	67

	Shares	Market Value		Shares	Market Value

Healthcare 21.74%			Machinery 2.13%
Biotechnology 5.32%			Danaher Corp.	48,150	$2,654,510
Amgen Inc.**	50,960	$ 3,189,077	ITT Industries Inc.	12,420	1,179,900
Genentech Inc.**	41,860	3,317,405
Gilead Sciences Inc.**	74,950	3,057,960			3,834,410
			Total Industrials
		9,564,442	(Cost $11,306,148)		12,399,306

Healthcare Equipment & Supplies 4.34%
Baxter International Inc.	111,550	4,116,195
Hospira Inc.**	96,900	3,689,952	Information Technology 33.35%
			Communications Equipment 9.96%
		7,806,147	Cisco Systems Inc.**	142,710	2,765,720
Healthcare Providers & Services 3.78%			Comverse
Caremark Rx Inc.**	86,910	3,881,400	Technology Inc.**	65,750	1,547,097
United Health Group Inc.	59,820	2,906,056	Corning Inc.**	297,470	4,664,330
			Nokia Corp.	201,405	3,395,688
		6,787,456	QUALCOMM Inc.	148,325	5,526,590

Pharmaceuticals 8.30%					17,899,425
Johnson & Johnson	83,250	5,586,075
Novartis AG	45,870	2,239,832	Computers & Peripherals 3.85%
Pfizer Inc.	54,120	1,509,948	Dell Inc.**	103,890	4,144,172
Teva Pharmaceutical			EMC Corp.**	197,970	2,783,458
Industries Ltd.	84,290	2,812,757
Wyeth	63,730	2,763,970			6,927,630

		14,912,582	Internet Software & Services 2.00%
			Yahoo! Inc.**	96,630	3,594,636
Total Healthcare
(Cost $34,529,303)		39,070,627	Semiconductors & Semiconductor
			Equipment 11.34%
			Advanced Micro
Industrials 6.90%			Devices Inc.**	120,410	1,974,724
Air Freight & Logistics 1.46%			Applied Materials Inc.	228,160	3,744,106
FedEx Corp.	29,350	2,624,477	Broadcom Corp.**	113,100	4,013,919
			Intel Corp.	118,240	3,184,203
Electrical Equipment 0.40%			Linear Technology Corp.	79,940	2,995,352
Ametek Inc.	18,770	717,577	Texas Instruments Inc.	161,410	4,461,372

Industrial Conglomerates 2.91%					20,373,676
General Electric Co.	143,170	5,222,842
68	Annual Report May 31, 2005

	Shares	Market Value		Shares	Market Value

Software 6.20%			Total Investments	101.81%	$182,959,506
Amdocs Ltd.**	95,280	$2,596,380	(Cost $168,728,367)
Microsoft Corp.	123,500	3,186,300	Liabilities in Excess of
Oracle Corp.**	418,260	5,362,093	Other Assets	(1.81%)	(3,261,427)

		11,144,773	Net Assets	100.00%	$179,698,079

Total Information Technology			See Notes to Statements of Investments
(Cost $56,845,130)		59,940,140

Materials 2.98%
Chemicals 1.74%
Praxair Inc.	66,640	3,123,417

Metals & Mining 1.24%
Phelps Dodge Corp.	25,460	2,225,204
Total Materials
(Cost $5,199,761)		5,348,621

Telecommunication Services 2.22%
Wireless Telecommunication Services 2.22%
America Movil SA ADS	53,980	3,059,586
Mobile TeleSystems	26,410	926,991

		3,986,577
Total Telecommunication Services
(Cost $3,178,139)		3,986,577

Total Common Stocks
(Cost $163,252,117)		177,483,256

Money Market Mutual Funds 3.05%
Goldman Sachs
Financial Square
Prime Obligations
Fund -FST Shares	5,476,250	5,476,250
Total Money Market Mutual Funds
(Cost $5,476,250)		5,476,250

1-800-392-CORE (2673) ■ www.westcore.com	69

Westcore Select Fund

	Shares	Market Value		Shares	Market Value

Common Stocks 99.14%			Total Consumer Staples
Basic Materials 5.37%			(Cost $322,297)		$517,266
Chemicals 5.37%
Pall Corp.	16,900	$493,311
Total Basic Materials			Credit Sensitive 10.63%
(Cost $453,381)		493,311	Banks 5.75%
			State Street Corp.	11,000	528,000

Capital Goods 5.10%			Financial Services 4.88%
Engineering & Construction 5.10%			T Rowe Price Group Inc.	7,500	447,450
Jacobs Engineering			Total Credit Sensitive
Group Inc.**	8,900	467,962	(Cost $874,412)		975,450
Total Capital Goods
(Cost $367,002)		467,962
			Energy 2.53%
			Energy Equipment & Services 2.53%
Consumer Cyclical 19.38%			Noble Corp.	4,100	232,142
Consumer Products 4.82%			Total Energy
Mohawk Industries Inc.**	5,300	442,126	(Cost $230,973)		232,142

Hotel - Restaurant - Leisure 10.47%
Royal Caribbean			Healthcare 21.92%
Cruises Ltd.	8,700	401,157	Drug & Healthcare Products 5.24%
Wendy's International Inc.	12,400	559,612	Endo Pharmaceuticals**	23,700	481,110

		960,769	Healthcare Services 16.68%
			Covance Inc.**	11,200	488,992
Media, Publishing & Cable 4.09%			DaVita Inc.**	12,400	571,144
XM Satellite Radio			PacifiCare Health
Holdings Inc.**	11,700	375,687	Systems Inc.**	7,500	471,225
Total Consumer Cyclical
(Cost $1,300,903)		1,778,582			1,531,361
			Total Healthcare
			(Cost $1,597,242)		2,012,471
Consumer Staples 5.64%
Food, Beverages & Tobacco 5.64%
Constellation Brands Inc. -			Services 10.70%
Class A**	18,600	517,266	Business Services 10.70%
			Certegy Inc.	13,400	503,170
70	Annual Report May 31, 2005

	Shares	Market Value

ChoicePoint Inc.**	12,200	$478,972

		982,142
Total Services
(Cost $941,927)		982,142

Technology 17.87%
Computer Services & Software 13.42%
Cadence Design
Systems Inc.**	31,000	433,070
Intuit Inc.**	11,000	475,420
RSA Security Inc.**	26,300	323,490

		1,231,980

Electronics 4.45%
ATI Technologies Inc.**	27,100	408,397
Total Technology
(Cost $1,911,446)		1,640,377

Total Common Stocks
(Cost $7,999,583)		9,099,703

Money Market Mutual Funds 0.95%
Goldman Sachs
Financial Square
Prime Obligations
Fund - FST Shares	88,398	88,398
Total Money Market Mutual Funds
(Cost $88,398)		88,398

Total Investments
(Cost $8,087,981)	100.09%	$9,188,101
Other Liabilities in Excess
of Assets	(0.09%)	(8,706)

Net Assets	100.00%	$9,179,395

See Notes to Statements of Investments
1-800-392-CORE (2673) ■ www.westcore.com	71

Westcore International Frontier Fund

	Shares	Market Value		Shares	Market Value

Common Stocks 96.64%			Total Consumer Durables
Commercial Services 10.64%			(Cost $1,170,662)		$1,351,093

Advertising - Marketing Services 2.37%
Eniro AB (Sweden)	44,443	$506,270	Consumer Non-Durables 2.38%
			Household - Personal Care 2.38%
Miscellaneous Commercial Services 6.33%			McBride Plc
SAI Global Ltd.			(United Kingdom)	184,005	509,825
(Australia)	190,500	359,787	Total Consumer Non-Durables
Savills Plc			(Cost $173,048)		509,825
(United Kingdom)	39,800	491,715
Techem AG (Germany)**	12,300	504,080

		1,355,582	Consumer Services 15.39%
			Broadcasting 4.21%
Personnel Services 1.94%			SBS Broadcasting S.A.
Meitec Corp. (Japan)	13,500	415,404	(Luxembourg)**	20,381	901,044
Total Commercial Services
(Cost $1,719,812)		2,277,256	Other Consumer Services 5.34%
			InvoCare Ltd. (Australia)	113,600	346,713
			Trader Classified Media
Communications 2.27%			NV(Netherlands)**	56,400	794,757
Specialty Telecommunications 2.27%
Genesys S.A. (France)**	186,500	486,592			1,141,470
Total Communications
(Cost $559,819)		486,592	Publishing - Books - Magazines 2.91%
			T&F Informa Group Plc
			(United Kingdom)	84,126	623,226
Consumer Durables 6.32%
Electronics - Appliances 2.25%			Publishing - Newspapers 2.93%
G.U.D. Holdings Ltd.			Independent News &
(Australia)	93,700	481,348	Media Plc (Ireland)	203,600	626,423

Home Furnishings 4.07%			Total Consumer Services
Ekornes ASA (Norway)	10,700	208,418	(Cost $2,314,802)		3,292,163
Hunter Douglas NV
(Netherlands)	12,770	661,327
			Distribution Services 4.35%
		869,745	Electronics Distributors 1.46%
			Diploma Plc
			(United Kingdom)	25,500	313,278
72	Annual Report May 31, 2005

	Shares	Market Value		Shares	Market Value

Wholesale Distributors 2.89%			Total Health Technology
Misumi Corp. (Japan)	20,100	$618,490	(Cost $892,925)		$1,539,166

Total Distribution Services
(Cost $911,898)		931,768	Industrial Services 3.05%
			Oilfield Services - Equipment 3.05%
			ProSafe ASA (Norway)	21,724	652,807
Electronic Technology 16.28%			Total Industrial Services
Computer Peripherals 2.21%			(Cost $420,375)		652,807
Lectra SA (France)	95,050	473,759

Electronic Equipment - Instruments 3.94%			Process Industries 9.87%
Japan Cash Machine			Agricultural Commodities - Milling 3.17%
Co. Ltd. (Japan)	20,450	455,931	Global Bio-Chem Technology
Optex Co. Ltd. (Japan)	17,600	385,904	Group Company Ltd.
			(Hong Kong)	1,003,900	677,413
		841,835	Global Bio-Chem
Semiconductors 7.00%			Technology Group
Elmos Semiconductor			Company Ltd. - Warrants
AG (Germany)	25,355	405,655	(Hong Kong)**	5,250	189
Melexis NV (Belgium)**	26,600	324,091
SEZ Holding AG					677,602
(Switzerland)**	19,540	485,213
Zarlink Semiconductor			Chemicals: Major Diversified 2.09%
Inc. (Canada)**	210,110	282,892	Victrex Plc
			(United Kingdom)	56,630	447,309
		1,497,851
			Containers - Packaging 2.09%
Telecommunications Equipment 3.13%			Goodpack Ltd.
VTech Holdings Ltd.			(Singapore)	548,200	440,691
(Hong Kong)	455,300	670,049	Goodpack Ltd. - Warrants
			(Singapore)**	33,412	6,815
Total Electronic Technology
(Cost $3,732,320)		3,483,494			447,506

			Industrial Specialities 2.52%
Health Technology 7.19%			SGL Carbon AG
Medical Specialties 7.19%			(Germany)**	45,700	538,243
Elekta AB (Sweden)**	18,012	680,310
Fisher & Paykel			Total Process Industries
Healthcare Corp. Ltd.			(Cost $2,015,806)		2,110,660
(New Zealand)	270,090	568,470
Nakanishi Inc. (Japan)	3,200	290,386

		1,539,166
1-800-392-CORE (2673) ■ www.westcore.com	73

	Shares	Market Value		Shares	Market Value

Producer Manufacturing 14.76%			Total Common Stocks
Auto Parts EOM 0.00%			(Cost $17,465,352)		$20,678,312
Ion Ltd. (Australia)(6)(7)	427,564	$0

Electrical Products 2.72%			Money Market Mutual Funds 2.47%
Pfeiffer Vacuum			Goldman Sachs
Technology AG			Financial Square
(Germany)	12,110	581,244	Prime Obligations
			Fund - FST Shares	528,310	528,310
Industrial Machinery 4.97%
Interpump Group			Total Money Market Mutual Funds
SpA (Italy)**	85,200	523,227	(Cost $528,310)		528,310
Munters AB (Sweden)	22,456	540,287
			Total Investments
		1,063,514	(Cost $17,993,662)	99.11%	$21,206,623
			Other Assets in Excess
Office Equipment - Supplies 3.49%			of Liabilities	0.89%	190,009
Domino Printing Sciences
Plc (United Kingdom)	46,900	205,358	Net Assets	100.00%	$21,396,632
Neopost (France)	6,060	541,078
			See Notes to Statements of Investments
		746,436

Trucks Construction Farm Machinery 3.58%
Pinguely-Haulotte			Country Breakdown as of May 31, 2005
(France)	66,000	766,771
			Country	Market Value	%
Total Producer Manufacturing
(Cost $2,674,043)		3,157,965	Australia	1,187,848	5.55%
			Belgium	324,091	1.51%
			Canada	282,892	1.32%
Retail Trade 1.06%			France	2,268,200	10.60%
Specialty Stores 1.06%			Germany	2,256,224	10.54%
CeWe Color Holding			Hong Kong	1,347,651	6.30%
AG (Germany)	6,200	227,001	Ireland	626,423	2.93%
			Italy	523,227	2.45%
Total Retail Trade			Japan	2,166,115	10.12%
(Cost $234,665)		227,001	Luxembourg	901,044	4.21%
			Netherlands	1,456,084	6.81%
			New Zealand	568,470	2.66%
Transportation 3.08%			Norway	861,225	4.02%
Other Transportation 3.08%			Singapore	1,106,028	5.17%
ComfortDelGro Corp. Ltd.			Sweden	1,726,867	8.07%
(Singapore)	645,700	658,522	Switzerland	485,213	2.27%
Total Transportation			United Kingdom	2,590,711	12.11%
(Cost $645,177)		658,522	Cash Equivalents and
			Net Other Assets	718,319	3.36%

			Net Assets $	21,396,632	100%
74	Annual Report May 31, 2005

Westcore Blue Chip Fund

	Shares	Market Value		Shares	Market Value

Common Stock 98.68%			Total Commercial Services
Basic Materials 1.80%			(Cost $2,454,756)		$2,631,307
Chemicals 0.99%
Du Pont (EI) De Nemours	13,500	$627,885
			Communications 2.29%
Other Materials (Rubber & Plastic) 0.81%			Telecomm Equipment & Solutions 2.29%
Vulcan Materials Co.	8,500	509,405	Nokia Corp.	85,600	1,443,216
Total Basic Materials
(Cost $687,103)		1,137,290	Total Communications
			(Cost $1,177,422)		1,443,216

Capital Goods 7.05%			Consumer Cyclical 15.64%
Aerospace & Defense 4.06%			Apparel & Footwear Manufacturing 0.71%
Boeing Co.	12,000	766,800	Jones Apparel Group Inc.	14,000	446,740
General Dynamics Corp.	9,000	971,820
Raytheon Co.	21,000	822,360	Clothing & Accessorie 2.72%
			TJX Companies Inc.	74,900	1,717,457
		2,560,980
			General Merchandise 2.72%
Electrical Equipment 1.56%			BJ's Wholesale Club Inc.**	16,000	482,400
General Electric Co.	27,000	984,960	Target Corp.	23,000	1,235,100

Industrial Products 1.43%					1,717,500
Parker Hannifin Corp.	15,000	904,950
Total Capital Goods			Hotels & Gaming 1.74%
(Cost $3,340,954)		4,450,890	Starwood Hotels & Resorts
			Worldwide Inc.	19,700	1,102,609

Commercial Services 4.17%			Other Consumer Services 0.94%
IT Services 3.22%			Cendant Corp.	28,000	593,880
Computer Sciences
Corp.**	30,300	1,403,193	Publishing & Media 4.39%
Electronic Data			Dow Jones &
Systems Corp.	32,000	630,400	Company Inc.	11,500	408,250
			Time Warner Inc.**	30,000	522,000
		2,033,593	Viacom Inc. - Class B	19,100	654,939
			Walt Disney Co.	43,200	1,185,408
Transaction Processing 0.95%
First Data Corp.	15,800	597,714			2,770,597
1-800-392-CORE (2673) ■ www.westcore.com	75

	Shares	Market Value		Shares	Market Value

Recreation & Leisure 0.58%			Financials 19.58%
Mattel Inc.	20,000	$363,600	Integrated Financial Services 3.12%
			Citigroup Inc.	41,766	$1,967,597
Restaurants 1.84%
Darden Restaurants Inc.	35,700	1,159,536	Money Center Banks 1.99%
Total Consumer Cyclical			Bank of America Corp.	27,100	1,255,272
(Cost $7,839,502)		9,871,919
			Property Casualty Insurance 1.22%
			Allstate Corp.	13,200	768,240
Consumer Staples 5.54%
Food & Agricultural Products 3.95%			Regional Banks 2.82%
Bunge Ltd.	20,100	1,247,004	US Bancorp	24,600	721,518
Kraft Foods Inc.	38,400	1,245,696	Wachovia Corp.	20,900	1,060,675

		2,492,700			1,782,193
Home Products 1.59%
Colgate Palmolive Co.	20,100	1,004,397	Securities & Asset Management 5.26%
			Goldman Sachs
Total Consumer Staples			Group Inc.	5,900	575,250
(Cost $3,052,678)		3,497,097	Lehman Brothers
			Holdings	12,300	1,134,060
			Merrill Lynch &
Energy 9.47%			Company Inc.	29,700	1,611,522
Exploration & Production 4.73%
Occidental Petroleum					3,320,832
Corp.	23,800	1,740,018
XTO Energy Inc.	40,100	1,247,912	Specialty Finance 4.02%
			Countrywide Financial
		2,987,930	Corp.	32,900	1,222,893
			Freddie Mac	20,200	1,313,808
Integrated Oils 2.74%
Marathon Oil Corp.	24,400	1,183,156			2,536,701
Suncor Energy Inc.	13,900	547,521
			Thrifts 1.15%
		1,730,677	Washington Mutual Inc.	17,500	722,750

Oil Services 2.00%			Total Financials
Transocean Inc.**	25,300	1,260,193	(Cost $11,210,531)		12,353,585

Total Energy
(Cost $4,206,380)		5,978,800	Medical - Healthcare 21.63%
			Healthcare Services 4.95%
			Medco Health
			Solutions Inc.**	14,844	742,200
76	Annual Report May 31, 2005

	Shares	Market Value		Shares	Market Value

PacifiCare Health			Transportation 1.88%
Systems Inc.**	37,900	$2,381,257	Railroads 1.88%
			Norfolk Southern Corp.	37,100	$1,184,232
		3,123,457
Medical Technology 1.69%			Total Transportation
Medtronic Inc.	19,900	1,069,625	(Cost $1,321,834)		1,184,232

Pharmaceuticals 14.99%
Abbott Laboratories	40,900	1,973,016	Total Common Stocks
Amgen Inc.**	31,700	1,983,786	(Cost $51,926,568)		62,285,675
Barr Pharmaceuticals
Inc.**	24,400	1,240,008
Pfizer Inc.	64,560	1,801,224	Money Market Mutual Funds 3.17%
Teva Pharmaceutical			Goldman Sachs
Industries Ltd.	73,900	2,466,043	Financial Square
			Prime Obligations
		9,464,077	Fund - FST Shares	1,999,574	1,999,574

Total Medical - Healthcare			Total Money Market Mutual Funds
(Cost $11,343,600)		13,657,159	(Cost $1,999,574)		1,999,574

Technology 9.63%			Total Investments
Computer Software 4.11%			(Cost $53,926,142)	101.85%	$64,285,249
Microsoft Corp.	48,100	1,240,980	Liabilities in Excess of
Software HOLDRs	17,400	625,182	Other Assets	(1.85%)	(1,161,045)
VeriSign Inc.**	22,600	731,110
			Net Assets	100.00%	$63,118,204
		2,597,272

PC's & Servers 1.30%
Hewlett-Packard Co.	36,500	821,615	See Notes to Statements of Investments

Semiconductors 4.22%
Altera Corp.**	49,300	1,093,967
Intel Corp.	58,200	1,567,326

		2,661,293

Total Technology
(Cost $5,291,808)		6,080,180

1-800-392-CORE (2673) ■ www.westcore.com	77

Westcore Mid-Cap Value Fund (formerly Westcore Mid-Cap Opportunity Fund)

	Shares	Market Value		Shares	Market Value

Common Stocks 97.59%			Total Communications
Basic Materials 5.13%			(Cost $651,448)		$775,654
Other Materials (Rubber & Plastic) 5.13%
Crown Holdings Inc.**	65,300	$972,317
Pactiv Corp.**	26,400	603,240	Consumer Cyclical 17.07%
			Clothing & Accessories 4.77%
		1,575,557	Foot Locker Inc.	31,600	834,556
			TJX Companies Inc.	27,500	630,575
Total Basic Materials
(Cost $1,255,907)		1,575,557			1,465,131

			Department Stores 1.18%
Capital Goods 0.89%			Federated Department
Industrial Products 0.89%			Stores Inc.	5,400	364,230
Parker Hannifin Corp.	4,550	274,502
			Hotels & Gaming 3.20%
Total Capital Goods			Starwood Hotels & Resorts
(Cost $199,027)		274,502	Worldwide Inc.	17,600	985,072

			Motor Vehicle Parts 0.88%
Commercial Services 7.19%			Cooper Tire & Rubber Co.	14,200	270,368
Business Products & Services 2.03%
Banta Corp.	14,200	623,664	Recreation & Leisure 1.08%
			Mattel Inc.	18,200	330,876
Distributors & Wholesalers 1.88%
Aramark Worldwide Corp. -			Restaurants 3.87%
Class B	22,100	577,031	Brinker International
			Inc.**	16,100	605,682
Environmental - Pollution Control 1.44%			Darden Restaurants Inc.	18,000	584,640
Waste Connections Inc.**	11,950	443,106
					1,190,322
IT Services 1.84%
Computer Sciences Corp.**	12,200	564,982	Specialty Retail 2.09%
			Office Depot Inc.**	32,500	640,900
Total Commercial Services
(Cost $2,045,932)		2,208,783	Total Consumer Cyclical
			(Cost $4,652,731)		5,246,899

Communications 2.52%
ISPs - Internet Portals 1.28%			Consumer Staples4.99%
United Online Inc.	30,400	393,376	Food & Agricultural Products 4.99%
			Bunge Ltd.	13,500	837,540
Telecom Equipment & Solutions 1.24%			Tyson Food Inc.	37,600	694,096
Adtran Inc.	17,400	382,278
					1,531,636
78	Annual Report May 31, 2005

	Shares	Market Value		Shares	Market Value

Total Consumer Staples			Regional Banks 3.81%
(Cost $1,081,955)		$1,531,636	Marshall & Ilsley Corp.	11,500	$500,365
			Unionbancal Corp.	10,700	671,639
Energy 7.28%
Exploration & Production 3.43%					1,172,004
Denbury Resources Inc.**	15,300	489,294
XTO Energy Inc.	18,166	565,326	Securities & Asset Management 2.14%
			Affiliated Managers
		1,054,620	Group Inc.**	9,850	656,995

Integrated Oils 3.85%			Specialty Finance 2.31%
Marathon Oil Corp.	16,500	800,085	American Capital
Suncor Energy Inc.	9,700	382,083	Strategies Ltd.	20,300	710,906

		1,182,168	Total Financials
Total Energy			(Cost $5,943,945)		6,744,103
(Cost $1,636,757)		2,236,788

			Medical - Healthcare 8.79%
Financials 21.94%			Healthcare Services 4.83%
Life & Health Insurance 2.10%			PacifiCare Health
Nationwide Financial			Systems Inc.**	23,600	1,482,788
Services Inc.	8,600	328,348
Protective Life Corp.	7,900	317,501	Pharmaceuticals 3.96%
			Barr Pharmaceuticals
		645,849	Inc.**	11,075	562,831
			Biovail Corp.**	41,400	654,948
Other Banks 2.28%
Colonial BancGroup Inc.	31,400	699,906			1,217,779

Property Casualty Insurance 9.30%			Total Medical - Healthcare
AMBAC Financial			(Cost $2,128,171)		2,700,567
Group Inc.	7,300	526,695
Assured Guaranty Ltd.	35,200	723,360
First American Financial			Real Estate Investment Trusts (REITs) 5.36%
Corp.	10,200	394,740	Office Properties 5.36%
PartnerRe Ltd.	10,800	713,556	Arden Realty Inc.	9,100	312,130
Radian Group Inc.	10,900	500,092	Boston Properties Inc.	8,600	574,394
			Trizec Properties Inc.	39,000	760,890
		2,858,443
					1,647,414
			Total REITs
			(Cost $1,400,985)		1,647,414

1-800-392-CORE (2673) ■ www.westcore.com	79

	Shares	Market Value		Shares	Market Value

Technology 6.66%			Money Market Mutual Funds 2.10%
Computer Software 1.41%			Goldman Sachs
Macromedia Inc.**	9,800	$433,356	Financial Square
			Prime Obligations
Semiconductors 5.25%			Fund - FST Shares	645,207	$645,207
Altera Corp.**	22,100	490,399	Total Money Market Mutual Funds
Fairchild Semiconductor			(Cost $645,207)		645,207
International Inc.**	34,100	487,630
Maxim Integrated
Products	16,100	634,340	Total Investments
			(Cost $26,051,036)	99.69%	$30,636,267
		1,612,369	Other Assets in Excess
			of Liabilities	0.31%	96,898
Total Technology
(Cost $1,790,043)		2,045,725	Net Assets	100.00%	$30,733,165

Utilities 9.77%			See Notes to Statements of Investments
Competitive Electric 1.32%
Public Service
Enterprises Inc.	7,300	405,150

Regulated Electric 6.19%
Centerpoint Energy Inc.	41,600	510,016
DPL Inc.	28,100	711,211
Westar Energy Inc.	29,500	680,565

		1,901,792

Regulated Gas 2.26%
Nisource Inc.	28,900	696,490
Total Utilities
(Cost $2,618,928)		3,003,432

Total Common Stocks
(Cost $21,405,829)		29,991,060

80	Annual Report May 31, 2005

Westcore Small-Cap Opportunity Fund

	Shares	Market Value		Shares	Market Value

Common Stocks 96.64%			Communications 4.63%
Basic Materials 6.01%			ISPs - Internet Portals 1.52%
Other Materials (Rubber & Plastic) 6.01%			United Online Inc.	21,600	$279,504
A. Schulman Inc.	17,200	$281,392
Crown Holdings Inc.**	37,700	561,353	Telecomm Equipment & Solutions 3.11%
Spartech Corp.	13,000	262,990	Belden CDT Inc.	28,450	572,414

		1,105,735	Total Communications
			(Cost $901,611)		851,918
Total Basic Materials
(Cost $839,689)		1,105,735
			Consumer Cyclical 11.78%
			Consumer Durables 1.42%
Capital Goods 12.13%			Jacuzzi Brands Inc. **	25,600	261,376
Electric Equipment 4.60%
General Cable Corp.**	60,400	846,204	Hotels & Gaming 3.63%
			WMS Industries Inc.**	21,000	667,170
Engineering & Construction 3.45%
Emcor Group Inc.**	7,500	356,250	Specialty Retail 2.75%
Washington Group			Zale Corp.**	16,200	505,116
International **	5,800	278,458
			Vehicle Parts 3.98%
		634,708	Cooper Tire & Rubber Co.	18,300	348,432
Machinery 1.70%			CSK Auto Corp.**	22,700	384,311
Paxar Corp.**	17,700	311,874
					732,743
Transportation Equipment & Parts 2.38%
Oshkosh Truck Corp.	5,500	438,570	Total Consumer Cyclical
Total Capital Goods			(Cost $1,755,337)		2,166,405
(Cost $1,481,208)		2,231,356

			Consumer Staples 2.61%
Commercial Services 3.22%			Food & Agriculture Products 1.51%
Business Products & Services 1.00%			Pilgrim's Pride Corp.	7,900	278,475
Quanta Services Inc. **	20,500	185,115
			Grocery & Convenience 1.10%
Environmental - Pollution Control 2.22%			Casey's General Stores Inc. 11,200		202,048
Waste Connections Inc.**	11,000	407,880
Total Commercial Services			Total Consumer Staples
(Cost $505,432)		592,995	(Cost $479,336)		480,523

1-800-392-CORE (2673) ■ www.westcore.com	81

	Shares	Market Value		Shares	Market Value

Energy 7.92%			Medical Technology 2.06%
Exploration & Production 7.92%			Healthtronics Inc. **	29,800	$378,162
ATP Oil & Gas Corp.**	18,400	$388,056
Carrizo Oil & Gas Inc.**	32,300	487,084	Pharmaceuticals 3.98%
Denbury Resources Inc.**	7,300	233,454	K-V Pharmaceutical
Energy Select Sector SPDR	3,700	154,216	Co. - Class A**	25,400	505,460
Forest Oil Corp.**	4,900	194,824	Par Pharmaceutical
			Companies Inc.**	7,100	227,200
		1,457,634
					732,660
Total Energy			Total Medical - Healthcare
(Cost $968,712)		1,457,634	(Cost $1,538,368)		1,311,682

Financials 19.10%			Real Estate Investment Trusts (REITs) 4.13%
Insurance - Real Estate Brokers 3.41%			Hotels 1.90%
Clark Inc.	43,200	626,400	Innkeepers USA Trust	25,900	349,909

Other Banks 5.48%			Multi-Family 2.23%
City Holding Co.	8,200	276,996	Equity Lifestyle
First Community Bancorp	11,100	490,398	Properties Inc.	10,800	409,752
First Republic Bank	7,500	240,600
			Total REITs
		1,007,994	(Cost $591,144)		759,661

Property Casualty Insurance 2.08%
PXRE Group Ltd.	16,000	382,880	Technology 13.35%
			Electric Equipment 9.29%
Securities & Asset Management 1.61%			Artesyn
Affiliated Managers			Technologies Inc.**	20,600	169,538
Group Inc.**	4,450	296,815	BEI Technologies Inc.	27,400	704,454
			Radisys Corp.**	33,700	544,929
Speciality Finance 4.63%			Technology Select
Advanta Corp. - Class B	17,900	441,593	Sector SPDR	14,300	289,146
KKR Financial
Corp.**(1)(6)(7)	40,000	410,000			1,708,067

		851,593	Semiconductors 1.39%
			Semiconductor
Thrifts 1.89%			HOLDRs Trust	7,400	254,560
FirstFed Financial Corp.**	6,400	346,752
Total Financials			Semiconductor Capital Equipment 1.37%
(Cost $2,994,593)		3,512,434	FEI Co.**	12,100	251,922

			Technology Resellers - Distributors 1.30%
Medical - Healthcare 7.13%			Richardson
Medical Products & Supplies 1.09%			Electronics Ltd.	26,900	239,410
Steris Corp.	8,300	200,860
82	Annual Report May 31, 2005

	Shares	Market Value

Total Technology
(Cost $2,483,534)		$2,453,959

Transportation 4.63%
Trucking - Shipping - Air Freight 4.63%
Marten Transportation
Ltd.**	15,300	300,033
Swift Transportation
Company Inc.**	8,600	211,130
Tsakos Energy
Navigation Ltd.	8,500	339,830

		850,993
Total Transportation
(Cost $725,146)		850,993

Total Common Stocks
(Cost $15,264,110)		17,775,295

Money Market Mutual Funds 1.00%
Goldman Sachs
Financial Square
Prime Obligations
Fund - FST Shares	184,302	184,302
Total Money Market Mutual Funds
(Cost $184,302)		184,302

Total Investments
(Cost $15,448,412)	97.64%	$17,959,597
Other Assets in Excess
of Liabilities	2.36%	434,823

Net Assets	100.00%	$18,394,420

See Notes to Statements of Investments
1-800-392-CORE (2673) ■ www.westcore.com	83

Westcore Small-Cap Value Fund

	Shares	Market Value		Shares	Market Value

Common Stocks 93.40%			Communications 4.25%
Basic Materials 4.05%			Telecomm Equipment & Solutions 4.25%
Forestry & Paper 2.14%			Belden Inc.	15,350	$308,842
Albany International Corp.	10,960	$342,719	Inter-Tel Inc.	11,820	242,665
			Spectralink Corp.	11,250	129,600
Other Materials (Rubber & Plastic) 1.91%
A. Schulman Inc.	8,390	137,260			681,107
Spartech Corp.	8,390	169,730	Total Communications
			(Cost $731,651)		681,107
		306,990
Total Basic Materials
(Cost $694,778)		649,709	Consumer Cyclical 15.67%
			Apparel & Footwear Manufacturers 3.60%
			Cherokee Inc.	7,350	259,602
Capital Goods 5.05%			K-Swiss Inc.	9,910	318,111
Electrical Equipment 2.11%
Lennox International Inc.	15,910	337,928			577,713
			Clothing & Accessories 3.21%
Industrial Products 2.94%			Buckle Inc.	8,390	331,069
Lincoln Electric			Burlington Coat Factory	5,530	183,319
Holdings Inc.	8,490	278,133
Sauer-Danfoss Inc.	9,820	192,963			514,388

		471,096	Motor Vehicle Parts 1.98%
Total Capital Goods			Cooper Tire & Rubber Co.	16,680	317,587
(Cost $797,603)		809,024
			Recreation & Leisure 2.12%
			Callaway Golf Co.	29,080	339,945
Commercial Services 8.07%
Business Products & Services 8.07%			Restaurants 1.77%
Banta Corp.	5,430	238,486	Bob Evans Farms Inc.	12,110	283,374
CDI Corp.	12,390	264,403
Ennis Business Forms Inc.	24,500	389,305	Specialty Retail 2.99%
UniFirst Corp.	10,960	401,136	Movado Group Inc.	16,680	281,225
			Yankee Candle Co. Inc.	6,290	198,449
		1,293,330
Total Commercial Services					479,674
(Cost $1,304,767)		1,293,330	Total Consumer Cyclical
			(Cost $2,446,917)		2,512,681

84	Annual Report May 31, 2005

	Shares	Market Value		Shares	Market Value

Consumer Staples 2.90%			Saxon Capital Inc.	13,070	$221,275
Food & Agriculture Products 1.38%
Sanderson Farms Inc.	5,820	$220,578			875,935
			Total Financials
Grocery & Convenience 1.52%			(Cost $3,054,848)		3,048,547
Casey's General Stores Inc.	13,540	244,262
Total Consumer Staples
(Cost $481,509)		464,840	Medical - Healthcare 5.79%
			Healthcare Services 2.12%
			Owens & Minor Inc.	10,960	339,760
Energy 3.16%
Exploration & Production 3.16%			Pharmaceuticals 3.67%
Range Resources Corp.	16,110	372,141	Meridian Bioscience Inc.	24,480	446,760
Vintage Petroleum Inc.	4,860	134,233	Perrigo Co.	9,150	142,191

		506,374			588,951
Total Energy
(Cost $489,428)		506,374	Total Medical - Healthcare
			(Cost $890,282)		928,711

Financials 19.01%			Real Estate Investment Trusts (REITs) 6.69%
Insurance-Real Estate Brokers 2.14%			Hotels 2.36%
Clark Inc.	23,640	342,780	Equity Inns Inc.	31,500	377,685

Other Banks 8.06%			Multi-Family 2.44%
First Community Bancorp	8,390	370,670	Equity Lifestyle Properties	3,990	151,381
Flagstar Bancorp	10,110	199,773	Home Properties Inc.	5,820	239,784
Mid-State Bancshares	5,820	155,801
PFF Bancorp Inc.	8,675	251,922			391,165
Southwest Bancorp	17,400	314,940
			Office-Industrial 1.89%
		1,293,106	Glenborough Realty Trust	15,000	303,150
			Total REITs
Property-Casualty Insurance 3.35%			(Cost $1,055,963)		1,072,000
Assured Guaranty Ltd.	12,680	260,574
PXRE Group Ltd.	11,540	276,152
			Technology 8.90%
		536,726	Electronic Equipment 6.40%
			BEI Technology Inc.	22,310	573,590
Specialty Finance 5.46%			Bel Fuse Inc.	8,010	239,499
Advanta Corp. - Class B	13,540	334,032	X-Rite Inc.	19,260	213,016
Federal Agricultural
Mortgage Corp.	17,350	320,628			1,026,105
1-800-392-CORE (2673) ■ www.westcore.com	85

	Shares	Market Value		Shares	Market Value

Technology Resellers-Distribution 2.50%			Money Market Mutual Funds 7.54%
Richardson			Barclays
Electronics Ltd.	45,100	$401,390	Prime Money
Total Technology			Market Fund	468,920	$468,920
(Cost $1,507,715)		1,427,495	Goldman Sachs
			Financial Square
			Prime Obligations
Transportation 6.40%			Fund - FST Shares	738,983	738,983
Trucking - Shipping - Air Freight 6.40%
Diana Shipping Inc.	20,680	320,540			1,207,903
Ship Finance International	13,820	267,279
Tsakos Energy Navigation	10,960	438,181	Total Money Market Mutual Funds
			(Cost $1,207,903)		1,207,903
		1,026,000
Total Transportation			Total Investments
(Cost $1,028,650)		1,026,000	(Cost $16,227,751)	100.94%	$16,182,457
			Liabilities in Excess
			of Other Assets	(0.94%)	(150,429)
Utilities 3.46%
Integrated Gas 1.16%			Net Assets	100.00%	$16,032,028
Energen Corp.	2,860	186,415

Regulated Gas 2.30%			See Notes to Statements of Investments
Northwest Natural Gas Co.	2,860	103,532
South Jersey Industries	4,670	264,789

		368,321

Total Utilities
(Cost $535,737)		554,736

Total Common Stock
(Cost $15,019,848)		14,974,554

86	Annual Report May 31, 2005

Westcore Flexible Income Fund

	Principal
	Amount	Market Value

Common Stocks 12.66%
Financial 9.30%
Financial Services 2.08%
Alliance Capital Management Holding LP	13,000	$590,200
Allied Capital Corp.	66,000	1,811,700
Apollo Investment Co.	3,607	59,119
Crystal River Capital**(1)(6)(7)	37,000	925,000

		3,386,019

Real Estate Investment Trusts (REITs) 7.22%
Diversified 1.22%
iStar Financial Inc.	34,000	1,424,600
KKR Financial Corp.(1)(6)(7)**	55,000	563,750

		1,988,350

Healthcare 1.07%
Health Care Property Investors Inc.	29,500	802,105
Healthcare Realty Trust Inc.	24,100	942,069

		1,744,174

Hotels 0.10%
FelCor Lodging Trust Inc.**	3,000	41,760
Host Marriott Corp.	7,100	118,925

		160,685

Mortgage 0.72%
Anthracite Capital Inc.	100,000	1,166,000

Office Property 2.76%
American Campus Community Inc.	18,000	369,000
American Financial Realty Trust	45,000	690,750
Equity Office Properties Trust	60,000	1,949,400
Hospitality Properties Trust	13,400	588,528
HRPT Properties Trust	55,000	650,650
Maguire Properties Inc.	10,000	261,500

		4,509,828
1-800-392-CORE (2673) ■ www.westcore.com	87

	Principal
	Amount	Market Value

Shopping Centers 0.23%
Weingarten Realty Investors	10,000	$380,100

Timber 0.49%
Plum Creek Timber Co. Inc.	11,000	385,550
Rayonier Inc.	8,000	419,920

		805,470

Warehouse - Industrial 0.63%
First Industrial Realty Trust Inc.	26,500	1,028,200
Total Financial
(Cost $14,180,171)		15,168,826

Industrial 0.87%
Other Industrial 0.60%
B&G Foods Inc.	17,000	246,840
Centerplate Inc.	20,000	248,000
Fording Canadian Coal Trust	5,300	476,152

		970,992

Telecom & Related 0.27%
Manitoba Telecom Services Inc.	1,145	42,463
MCI Inc. - Class A	15,946	408,537

		451,000
Total Industrial
(Cost $1,363,432)		1,421,992

Utilities & Energy 2.49%
Energy - Non Utility 2.05%
Enterprise Products Partners	25,000	642,500
Kinder Morgan Energy Partners	25,200	1,203,552
Kinder Morgan Inc.	1	78
Kinder Morgan Management LLC**	1,250	55,712
Northern Border Partners LP	24,400	1,161,440
Williams Co. Inc.	16,000	294,560

		3,357,842
88	Annual Report May 31, 2005

	Bond Rating	Principal
	Moody's/S&P*	Amount	Market Value

Utilities 0.44%
Enbridge Energy Partners LP		13,800	$711,942
Total Utilities & Energy
(Cost $3,734,696)			4,069,784

Total Common Stocks
(Cost $19,278,299)			20,660,602

Nonconvertible Preferred Stocks 14.79%
Financial 12.31%
Financial Services 0.31%
First Republic Capital Trust II, Series B, 8.75% (1)(7)	NR/BB	20,000	504,376

Insurance 0.16%
Delphi Financial Group Inc., 8.00%, 05/15/2033	Caa2/CCC+	10,000	264,000

Real Estate Investment Trusts (REITs) 11.84%
Apartments 0.79%
Apartment Investment and Management Co.:
Series G, 9.375%	Ba3/B+	10,000	269,600
Series T, 8.00%	Ba3/B+	10,000	254,900
Series V, 8.00%	Ba3/B+	10,000	255,000
Series Y, 7.875%	Ba3/B+	20,000	509,000

			1,288,500

Diversified 1.79%
Capital Automotive, Series B, 8.00%	NR/NR	20,000	534,000
Colonial Properties Trust:
Series C, 9.25%	Ba1/BB+	4,000	106,320
Series D, 8.125%	Ba1/BB+	6,000	153,960
iStar Financial Inc.:
Series E, 7.875%	Ba2/BB	20,000	517,000
Series F, 7.80%	Ba2/BB	20,000	510,000
Series G, 7.65%	Ba2/BB	18,000	456,300
Series I, 7.50%	Ba2/BB	10,000	253,500
Vornado Realty Trust, Series E, 7.00%	Baa3/BBB-	15,000	386,850

			2,917,930
1-800-392-CORE (2673) ■ www.westcore.com	89

	Bond Rating	Principal
	Moody's/S&P*	Amount	Market Value

Healthcare 1.76%
Health Care Property Investors Inc., Series F, 7.10%	Baa3/BBB	10,000	$254,500
Health Care REIT Inc.:
Series D, 7.875%	Ba1/BB+	10,000	256,850
Series F, 7.625%	Ba1/BB+	30,000	768,000
LTC Properties Inc., Series F, 8.00%	NR/NR	20,625	530,475
Nationwide Health Properties Inc., 7.677%	Ba1/BB+	950	96,188
Omega Healthcare Investors, Series D, 8.375%	B3/B	12,500	331,250
SNH Capital Trust I, 10.125%, 06/15/2041	Ba3/BB-	24,000	639,480

			2,876,743

Hotels 1.02%
Felcor Lodging, Series B, 9.00%	B3/CCC	2,028	51,754
Hospitality Properties, Series B, 8.875%	Ba1/BB+	15,000	406,500
Host Marriot Corp.:
Class C, 10.00%	B2/CCC+	16,000	421,600
Class E, 8.875%	B2/CCC+	29,000	791,990

			1,671,844

Manufactured Homes 0.23%
Affordable Residential, Series A, 8.25%	NR/NR	15,000	376,500

Mortgage 1.11%
Anthracite Capital Inc., Series C, 9.375%	NR/NR	41,200	1,081,500
Thornburg Mortgage Inc., 8.00%	B1/B	28,900	733,771

			1,815,271

Office Property 3.29%
Brandywine Realty, Series C, 7.50%	NR/NR	8,000	201,600
CBL & Associates Properties, Series D, 7.375%	NR/NR	40,000	1,022,000
Centerpoint Properties Trust, 5.377%	Baa3/BBB-	1,050	1,056,563
Cousins Properties Inc., 7.50%	NR/NR	25,000	639,875
Crescent Real Estate, Series A, 6.75%	B3/B-	15,000	316,500
Digital Realty Trust Inc., 8.50%	NR/NR	13,300	353,115
Entertainment Properties Trust, 7.75%	NR/NR	25,000	637,500
Glimcher Realty Trust, Series G, 8.125%	Ba2/B	12,000	306,120
Highwoods Properties Inc., Series A, 8.625%	Ba2/BB+	50	56,015
Maguire Properties Inc., Series A, 7.625%	NR/NR	20,500	525,825
SL Green Realty Corp., Series C, 7.625%	NR/NR	10,000	256,250

			5,371,363
90	Annual Report May 31, 2005

	Bond Rating	Principal
	Moody's/S&P*	Amount	Market Value

Regional Malls 1.11%
The Mills Corp.:
Series C, 9.00%	NR/NR	14,800	$395,900
Series E, 8.75%	NR/NR	22,500	614,025
Taubman Centers Inc.:
Series A, 8.30%	B1/B+	3,400	87,040
Series G, 8.00%	B1/B+	27,200	718,080

			1,815,045

Shopping Centers 0.51%
Realty Income Corp., Series D, 7.375%	Baa3/BBB-	20,000	520,200
Regency Centers Corp., 7.25%	Baa3/BBB-	12,000	307,200

			827,400

Storage 0.07%
Public Storage, Inc., Series R, 8.00%	Baa2/BBB+	4,000	104,680

Warehouse - Industrial 0.16%
First Industrial Realty Trust Inc., 6.236%	Baa3/BBB-	250	254,765
Total Financial
(Cost $19,758,701)			20,088,417

Industrial1.61%
Airlines 0.20%
AMR Corp.,7.875%, 07/13/2039	Caa2/NR	10,000	184,000
Delta Air Lines Inc., 8.125%, 07/01/2039	NR/C	18,000	144,720

			328,720

Autos 0.77%
Delphi Automotive Capital Trust I, 8.25%, 10/15/2033	Baa3/BB	76,400	1,260,600

Cable & Media 0.13%
Shaw Communications Inc., 8.875%, 09/28/2049	Ba3/B+	10,000	206,103

Leisure 0.19%
Hilton Hotels Corp., 8.00%, 08/15/2031	Baa3/BBB-	12,000	317,280

Other Industrial 0.32%
RC Trust I, Series C, 7.00%, 05/14/2006	Ba1/BB	10,000	515,625
Total Industrial
(Cost $3,140,966)			2,628,328

Utilities & Energy 0.87%
1-800-392-CORE (2673) ■ www.westcore.com	91

	Bond Rating	Principal
	Moody's/S&P*	Amount	Market Value

Energy - Non Utility 0.49%
Coastal Finance I, 8.375%, 06/30/2038	Caa3/CCC-	31,800	$794,046

Utilities 0.38%
Cleveland Electric Financing Trust I, 9.00%, 12/15/2031	Ba1/BB	4,000	107,000
NVP Capital I, Series A, 8.20%, 03/31/2037	B3/CCC+	10,000	252,500
TECO Capital Trust I, 8.50%, 01/31/2041	Ba3/B	10,000	258,300

			617,800
Total Utilities & Energy
(Cost $1,355,538)			1,411,846

Total Nonconvertible Preferred Stocks
(Cost $24,255,205)			24,128,591

Convertible Preferred Stocks 3.44%
Financial 0.12%
Real Estate Investment Trusts (REITs) 0.12%
Hotels 0.12%
Felcor Lodging, Series A, 1.95%	B3/CCC	8,000	193,200
Total Financial
(Cost $194,800)			193,200

Industrial 2.52%
Airlines 0.11%
Continental Airlines Finance Trust II, 6.00%, 11/15/2030	C/CCC	7,500	180,000

Autos 2.41%
Ford Motor Co. Capital Trust II, 6.50%, 01/15/2032	Baa2/BB	53,000	2,151,800
General Motors Corp., Series B, 5.25%, 03/06/2032	Baa3/BB	102,000	1,777,860

			3,929,660
Total Industrial
(Cost $5,111,038)			4,109,660

Utilities & Energy 0.80%
Energy - Non Utility 0.80%
AES Trust III, 6.75%, 10/15/2029	B3/CCC+	26,100	1,216,260
El Paso Corp., Series A, 9.00%, 08/16/2005	NR/NR	3,000	83,100

			1,299,360
Total Utilities & Energy
(Cost $1,228,280)			1,299,360

Total Convertible Preferred Stocks
(Cost $6,534,118)			5,602,220

92	Annual Report May 31, 2005

	Bond Rating	Principal
	Moody's/S&P*	Amount	Market Value

Total Preferred Stocks
(Cost $30,789,323)			$29,730,811

Converitible Bonds 0.38%
Industrial 0.38%
Cable & Media 0.38%
Charter Communication Holdings Capital Corp.,
5.875%, 11/16/2009 (1)	Ca/CCC-	1,000,000	620,000
Total Industrial
(Cost $1,000,000)			620,000

Total Convertible Bonds
(Cost $1,000,000)			620,000

Corporate Bonds 56.66%
Financial 6.77%
Financial Services 3.18%
Emigrant Capital Trust II, 5.83%, 04/14/2034(1)(2)	NR/BBB-	500,000	499,149
Finova Capital Corp., 7.50%, 11/15/2009	NR/NR	9,150	3,935
Ford Capital BV, 9.50%, 06/01/2010	Baa3/BB+	3,000,000	3,059,838
General Motors Acceptance Corp., 5.538%, 12/01/2014	Baa2/BB	2,000,000	1,626,998

			5,189,920

Insurance 1.46%
Markel Capital Trust I, Series B, 8.71%, 01/01/2046	Ba1/BB	750,000	821,330
Provident Financing Trust, 7.405%, 03/15/2038	Ba2/B+	250,000	228,155
Zurich Reinsurance, 7.125%, 10/15/2023	B2/BB+	1,700,000	1,334,500

			2,383,985

Real Estate Investment Trusts (REITs) 2.13%
Diversified 0.96%
iStar Financial Inc., 5.70%, 03/01/2014,	Baa3/BBB-	538,000	542,366
Trustreet Properties Inc., 7.50%, 04/01/2015(1)	B1/B+	1,000,000	1,017,500

			1,559,866

Hotels 1.11%
Felcor Suites LP, 7.625%, 10/01/2007	B1/B-	50,000	52,188
Host Marriott LP, 6.375%, 03/15/2015 (1)	Ba3/B+	1,800,000	1,768,500

			1,820,688
1-800-392-CORE (2673) ■ www.westcore.com	93

	Bond Rating	Principal
	Moody's/S&P*	Amount	Market Value

Shopping Centers 0.06%
Price Development Co. LP, 7.29%, 03/11/2008	Ba1/BB+	93,750	$98,262
Total Financial
(Cost $11,081,424)			11,052,721

Industrial 46.02%
Airlines 6.26%
American Airlines:
Pass-Through Certificates, Series 2004-1A,
7.25%, 02/05/2009 (4)	Ba2/BBB-	500,000	478,750
Pass-Through Certificates, Series 93-A6,
8.04%, 09/16/2011 (4)	NR/CCC+	455,792	385,269
Pass-Through Certificates, Series 2001-01,
Class A-2, 6.817%, 05/23/2011 (4)	Ba1/BB+	750,000	705,989
Atlas Air, Inc.:
Pass-Through Certificates, Series 1999-1,
Class A-2, 6.88%, 07/02/2009 (4)	NR/NR	1,743,905	1,678,939
Pass-Through Certificates, Series 1999-1,
Class A-1, 7.20%, 01/02/2019 (4)	NR/NR	102,071	101,781
Continental Airlines, Inc.:
Pass-Through Certificates, Series 1998-3,
Class A-2, 6.32%, 11/01/2008	Baa3/A	50,000	49,974
Pass-Through Certificates, Series 2001-1,
Class C, 7.033%, 06/15/2011 (4)	B2/B+	76,259	62,827
Pass-Through Certificates, Series 1997-1B,
7.461%, 04/01/2013 (4)	Ba3/B-	77,365	59,085
Pass-Through Certificates, Series 1999-1,
Class B, 6.795%, 08/02/2018 (4)	Ba2/BBB-	192,560	159,225
Pass-Through Certificates, Series 1999-2,
Class B, 7.566%, 03/15/2020 (4)	Ba2/BBB-	218,651	179,487
Delta Air Lines, Inc.:
10.00%, 08/15/2008	NR/C	1,214,000	509,880
Pass-Through Certificates, Series 2000-1,
Class A-1, 7.379%, 05/18/2010 (4)	Ba1/BB	28,478	27,207
Pass-Through Certificates, Series 2001-1,
Class A-1, 6.619%, 03/18/2011 (4)	Ba1/BB+	27,933	26,677
Pass-Through Certificates, Series 2001-1,
Class A-2, 7.111%, 09/18/2011 (4)	Ba1/BB+	1,750,000	1,651,178
94	Annual Report May 31, 2005

	Bond Rating	Principal
	Moody's/S&P*	Amount	Market Value

Pass-Through Certificates, Series 2001-1,
Class B, 7.711%, 09/18/2011 (4)	B3/CCC+	100,000	$48,612
JetBlue Airways Corp.:
Series 2004-1C, 7.588%, 09/15/2009 (2)(4)	Ba1/BB+	1,000,000	1,000,105
Series 2004-2, 6.438%, 11/15/2008 (2)	Ba1/BB+	483,949	496,040
Northwest Airlines Corp.:
Pass-Through Certificates, 7.95%, 03/01/2015 (4)	Ba1/BBB-	349,309	256,415
Pass-Through Certificates, 7.36%, 02/01/2020 (4)	Ba3/B-	350,923	205,906
United Air Lines, Inc.:
Equipment Trust, Pass-Through Certificates,
Series 92-A2, 9.35%, 04/07/2016 (5)**	D/NR	475,000	242,960
Pass-Through Certificates, Series 2000-2,
Class A-2, 7.186%, 10/01/2012 (5)**	D/NR	1,075,052	1,001,341
Pass-Through Certificates, Series 95-A1,
9.02%, 04/19/2012 (5)**	D/NR	414,840	178,051
US Airways Inc., Pass-Through Certificates,
Series 1998-1, Class A, 6.85%, 01/30/2018 (4)	Ba2/BB+	703,846	707,880

			10,213,578

Autos 8.82%
American Axle & Manufacturing, 5.250%, 02/11/2014	Baa3/BBB	1,000,000	836,369
Dana Corp., 5.85%, 01/15/2015 (1)(7)	Ba2/BBB-	550,000	470,250
Delphi Corp., 6.50%, 08/15/2013	B3/B-	2,750,000	2,035,000
Ford Motor Co.:
9.215%, 09/15/2021	Baa3/BB+	800,000	742,271
7.45%, 07/16/2031	Baa3/BB+	2,000,000	1,676,832
General Motors Corp., 8.25%, 07/15/2023	Baa3/BB	5,000,000	3,810,450
Navistar International Corp., 6.25%, 03/01/2012 (1)	Ba3/BB-	1,000,000	955,000
Sonic Automotive Inc., 8.625%, 08/15/2013	B1/B	1,750,000	1,725,937
Tenneco Automotive Inc., Series B, 10.25%, 07/15/2013	B2/B-	250,000	280,000
Visteon Corp., 7.00%, 03/10/2014	B3/B-	2,000,000	1,860,000

			14,392,109

Cable & Media 2.76%
Charter Communication Holdings Capital Corp.:
8.25%, 04/01/2007	Ca/CCC-	100,000	97,000
11.125%, 01/15/2011	Ca/CCC-	600,000	450,000
12.125%, 01/15/2012	Ca/CCC-	2,225,000	1,301,625
Echostar DBS Corp., 6.788%, 10/01/2008 (2)	Ba3/BB-	1,500,000	1,545,000
Rogers Cable Inc., 5.50%, 03/15/2014	Ba3/BB+	975,000	921,375
XM Satellite Radio Inc., 12.00%, 06/15/2010	Caa1/CCC+	172,000	193,070

			4,508,070
1-800-392-CORE (2673) ■ www.westcore.com	95

	Bond Rating	Principal
	Moody's/S&P*	Amount	Market Value

Chemicals 0.36%
Borden Inc., 7.875%, 02/15/2023	Caa1/B-	75,000	$61,875
Solutia Inc., 11.25%, 07/15/2009 (5)	D/NR	250,000	253,750
Union Carbide Chemical & Plastics Co.,
7.875%, 04/01/2023	B1/BBB-	250,000	276,080

			591,705

Healthcare 4.86%
Biovail Corp., 7.875%, 04/01/2010	B2/BB-	250,000	253,125
Columbia - HCA Inc.:
7.19%, 11/15/2015	Ba2/BB+	1,752,000	1,830,318
7.58%, 09/15/2025	Ba2/BB+	1,253,000	1,282,948
Davita Inc., 7.25%, 03/15/2015 (1)(7)	B3/B	1,200,000	1,212,000
Tenet Healthcare Corp., 9.875%, 07/01/2014	B3/B	3,100,000	3,348,000

			7,926,391

Leisure 9.98%
Boyd Gaming Corp., 6.75%, 04/15/2014	B1/B+	250,000	255,000
Ceasars Entertainment, 8.125%, 05/15/2011	Ba2/BB-	500,000	570,625
Hyatt Equities LLC, 6.875%, 06/15/2007 (1)	Baa2/BBB+	50,000	51,765
Las Vegas Sands Corp., 6.375%, 02/15/2015 (1)	B2/B	2,750,000	2,660,625
LCE Acquisition Corp., 9.00%, 08/01/2014 (1)	B3/CCC+	600,000	585,000
Mandalay Resort Group, 7.625%, 07/15/2013	Ba3/B+	1,500,000	1,571,250
Mirage Resorts Inc., 7.25%, 08/01/2017	Ba2/BB	2,100,000	2,147,250
Mohegan Tribal Gaming Authority, 6.875%, 02/15/2015 (1)	Ba3/B+	900,000	912,375
Premier Entertainment Biloxi, 10.75%, 02/01/2012	B3/B-	250,000	248,750
Seneca Gaming Corp., 7.25%, 05/01/2012	B1/BB-	100,000	101,500
Starwood Hotels & Resorts Worldwide Inc.,
7.375%, 11/15/2016	Bal/BB+	1,250,000	1,379,687
Station Casinos Inc., 6.875%, 03/01/2016	B1/B+	1,000,000	1,032,500
Sun International Hotels, 8.875%, 08/15/2011	B2/B	750,000	806,250
Wynn Las Vegas LLC, 6.625%, 12/01/2014 (1)	B2/B+	4,100,000	3,956,500

			16,279,077

Other Industrial 9.15%
Advanced Micro Devices Inc., 7.75%, 11/01/2012	B3/B-	1,500,000	1,485,000
Allegheny Ludlum Corp., 6.95%, 12/15/2025	B1/B+	580,000	543,025
Amerigas Partners LP, Series B, 7.25%, 05/20/2015 (1)	B2/BB-	1,500,000	1,515,000
Cummins Engine Company Inc., 5.65%, 03/01/2098	Ba2/BB+	200,000	145,000
Freeport-McMoran Company Inc., 6.875%, 02/01/2014	B1/B+	500,000	477,500
The Goodyear Tire & Rubber Co., 7.857%, 08/15/2011	B3/B-	1,000,000	960,000
IDEX Corp., 6.875%, 02/15/2008	Baa3/BBB	75,000	79,414
96	Annual Report May 31, 2005

	Bond Rating	Principal
	Moody's/S&P*	Amount	Market Value

Intrawest Corp., 7.50%, 10/15/2013	B1/B+	2,250,000	$2,283,750
Leucadia National Corp.:
8.65%, 01/15/2027	Ba3/B	1,611,000	1,683,495
7.75%, 08/15/2013	Ba2/BB	1,500,000	1,567,500
Levi Strauss & Co., 9.75%, 01/15/2015 (1)	Caa3/B-	1,500,000	1,462,500
Novelis Inc., 7.25%, 02/15/2015 (1)	B1/B	225,000	221,625
Rayovac Corp., 7.375%, 02/01/2015 (1)	B3/B-	1,000,000	980,000
Solo Cup Co., 8.50%, 02/15/2014	B3/B-	250,000	241,250
U.S. Steel Corp., 9.75%, 05/15/2010	Ba2/BB	175,000	192,063
Winn-Dixie Stores Inc., 8.875%, 12/16/2017 (5)	D/NR	2,150,000	1,085,750

			14,922,872

Telecom & Related 3.83%
American Tower Corp.:
9.375%, 02/01/2009	B3/CCC+	32,000	33,720
7.50%, 05/01/2012 (1)	B3/CCC+	500,000	525,000
AT&T Corp., 9.05%, 11/15/2011	Ba1/BB+	237,000	273,439
Level 3 Communications, Inc., 12.875%, 03/15/2010	Ca/CC	200,000	160,500
Level 3 Financing Inc., 10.75%, 10/15/2011 (1)	Caa1/CC	950,000	800,375
Qwest Communications International Inc.,
6.838%, 02/15/2009 (1)(2)	B3/B	1,000,000	992,500
Qwest Services Corp., 14.00%, 12/15/2014 (1)	Caa1/B	27,000	32,062
Rogers Cantel, 9.75%, 06/01/2016	Ba3/BB	700,000	836,500
Rogers Wireless Inc.:
6.375%, 03/01/2014	Ba3/BB	750,000	750,000
7.50%, 03/15/2015	NR/BB	500,000	536,250
Time Warner Telecom LLC, Inc., 9.75%, 07/15/2008	B3/CCC+	129,000	129,968
US West Communications:
6.875%, 09/15/2034	Ba3/BB-	976,000	836,920
7.50%, 06/15/2023	Ba3/BB-	375,000	333,750

			6,240,984
Total Industrial
(Cost $77,311,555)			75,074,786

Utilities & Energy 3.87%
Energy - Non Utility 2.46%
Calpine Corp.:
8.75%, 07/15/2013 (1)	NR/B-	200,000	142,500
9.625%, 09/30/2014 (1)	NR/B	500,000	496,250
Duke Capital Corp., 4.302%, 05/18/2006	Baa3/BBB-	275,000	275,911
Dynegy Holdings Inc., 8.75%, 02/15/2012	Caa2/CCC+	150,000	156,188
1-800-392-CORE (2673) ■ www.westcore.com	97

	Bond Rating	Principal
	Moody's/S&P*	Amount	Market Value

Kerr McGee Corp., 6.95%, 07/01/2024	Ba3/BB+	1,050,000	$1,066,592
Tennessee Gas Pipeline Co.:
7.50%, 04/01/2017	B1/B-	400,000	441,344
7.00%, 03/15/2027	B1/B-	100,000	103,311
Utilicorp United, 8.00%, 03/01/2023	B2/NR	1,300,000	1,335,750

			4,017,846

Utilities 1.41%
DPL Capital Trust II, 8.125%, 09/01/2031	Ba3/B+	300,000	354,064
Indianapolis Power & Light:
6.30%, 07/01/2013 (1)	Baa2/BBB-	100,000	108,679
7.05%, 02/01/2024	Baa2/BBB-	250,000	257,342
Mirant Americas Generation, LLC, 8.50%,
10/01/2021 (5)**	D/NR	200,000	208,250
Nevada Power Co.:
Series A, 8.25%, 06/01/2011	Ba2/NR	250,000	280,625
Series E, 10.875%, 10/15/2009	Ba2/NR	25,000	28,188
9.00%, 08/15/2013	Ba2/NR	250,000	281,875
Portland General Electric, 7.875%, 03/15/2010	Baa3/BBB	100,000	113,335
WPD Holdings, 7.25%, 12/15/2017(1)	Baa3/BBB-	600,000	662,549

			2,294,907
Total Utilities & Energy
(Cost $5,846,869)			6,312,753

Total Corporate Bonds
(Cost $94,239,848)			92,440,260

Asset-Backed Securities, Collateralized Obligations & Mortgage-Backed Securities 9.11%
Asset-Backed Securities 0.38%
Ace Securities Corp., 2004-IN1, Class B,
6.63%, 02/25/2014 (1)(2)(4)(7)	Ba2/BB+	300,000	248,597
Vanderbilt Mortgage Finance, Series 2002-B,
Class B-1, 5.850%, 04/07/2018	Baa2/BBB	375,000	376,072

			624,669

Collateralized Debt Obligations 7.78%
Anthracite CDO, Ltd., Series 2004-1A, Class G,
6.080%, 02/24/2014(1)(2)(4)(6)(7)	NR/BBB-	500,000	500,000
Archstone, Series 2005-C1, 5.388%,03/20/2010 (1)(2)(7)	NR/A	1,000,000	906,500
CREST Ltd. Exeter Street Solar, Series 2004-1A,
Class E1, 7.288%, 10/28/2014(1)(2)(4)(6)(7)	NR/BB	491,811	491,811
98	Annual Report May 31, 2005

	Bond Rating	Principal
	Moody's/S&P*	Amount	Market Value

CREST Ltd., Series 2003-1A, Class PS, 8.50%,
08/28/2012 (1)(4)(7)(8)	Ba3/BB-	200,000	$113,192
CREST Ltd., Series 2003-2A:
Class E1, 8.588%, 12/28/2013 (1)(2)(4)(6)(7)	Ba3/BB	250,000	250,000
Class PS, 6.00%, 12/28/2013 (1)(4)(6)(7)(8)	NR/BB-	413,450	199,986
CREST Ltd., Series 2004-1A:
Class H2, 7.334%, 12/28/2013 (1)(4)(6)(7)	Ba3/BB	300,000	285,714
Class PS, 14.75%, 12/28/2013 (1)(4)(6)(7)(8)	NR/NR	1,064,527	499,950
Fairfield Street Solar, Class F1,
8.203%, 12/28/2014 (1)(2)(4)(6)(7)	NR/NR	1,087,500	1,087,500
Denali Capital CLO III Ltd., Series 3A, Class B2L,
11.338%, 07/21/2015 (1)(2)(4)(6)(7)	Ba2/BB	250,000	241,125
I-Preferred Term Securities I Ltd., Subordinate Income
Notes, 22.00%, 12/04/2012 (1)(4)(7)(8)	NR/NR	100,000	98,025
MM Community Funding II Ltd., Series 2I, 21.28%,
12/15/2011 (1)(4)(6)(7)(8)	NR/NR	500,000	475,000
N-STAR Real Estate CDO Ltd., Series 2004-2A,
Class C2B, 6.591%, 06/28/2014 (1)(4)(6)(7)	NR/BBB	500,000	468,183
Preferred CPO Ltd., 10.026%, 07/26/2030 (1)(7)	Baa3/NR	1,100,000	1,232,000
Preferred Term Securities VI Ltd., Subordinate Income
Notes, 24.65%, 07/03/2012 (1)(4)(7)(8)	NR/NR	100,000	77,825
Preferred Term Securities X Ltd., Subordinate Income Notes,
19.00%, 07/03/2013 (1)(4)(7)(8)	NR/NR	150,000	141,788
Preferred Term Securities XI Ltd., Subordinate Income
Notes, 19.00%, 10/03/2013 (1)(4)(7)(8)	NR/NR	150,000	147,562
Preferred Term Securities XII Ltd., Subordinate Income
Notes, 19.00%, 12/24/2013 (1)(4)(7)(8)	NR/NR	750,000	780,469
Preferred Term Securities XIII Ltd., Subordinate Income
Notes, 18.00%, 03/24/2014 (1)(4)(7)(8)	NR/NR	900,000	909,562
Preferred Term Securities XIV Ltd., Subordinate Income
Notes, 17.50%, 06/24/2014 (1)(4)(7)(8)	NR/NR	500,000	502,125
Regional Diversified Funding, Series 2004-1, 16.849%,
12/15/2014 (1)(4)(6)(7)(8)	NR/NR	500,000	475,000
Regional Diversified Funding, Series 2005-1, 14.10%,
03/15/2015 (1)(4)(6)(7)(8)	NR/NR	750,000	750,000
River North CDO Ltd., Series 2005-1A, 12.50%,
02/06/2040 (1)(6)(7)(8)	NR/NR	600,000	570,000
TIAA Real Estate CDO Ltd., Series 2003-1A,
Class PS, 16.00%, 09/30/2013 (1)(4)(6)(7)(8)	NR/NR	250,000	250,000
Tricadia, Series 2003-1, Class PS, 17.575%,
12/15/2013 (1)(4)(6)(7)(8)	NR/NR	250,000	237,500
1-800-392-CORE (2673) ■ www.westcore.com	99

	Bond Rating	Principal
	Moody's/S&P*	Amount	Market Value

Tricadia, Series 2004-2A, Class C, 7.038%,
12/23/2019 (1)(2)(4)(6)(7)	Baa1/BBB+	500,000	$500,000
Tropic, Series 2004-1A, Class PS, 16.5%,
04/15/2035 (1)(6)(7)(8)	NR/NR	500,000	500,000

			12,690,817

Commercial Mortgage-Backed Securities 0.95%
Global Signal Trust:
2004-1, Class E, 5.395%, 11/15/2009 (1)(4)	Baa3/BBB-	450,000	443,666
2004-2A, Class G, 7.113%, 12/15/2014 (1)(4)(6)(7)	Ba2/BB-	1,000,000	1,000,000
Times Square Hotel Trust, 8.528%, 08/01/2026 (1)(7)	Baa3/BB+	94,780	107,669

			1,551,335
Total Asset-Backed Securities, Collateralized Obligations
& Mortgage-Backed Securities
(Cost $14,979,292)			14,866,821

Money Market Mutual Funds2.19%
Goldman Sachs Financial Square Prime
Obligations Fund - FST Shares		3,575,590	3,575,590
Total Money Market Mutual Funds
(Cost $3,575,590)			3,575,590

Total Investments
(Cost $163,862,352)		99.23%	$161,894,084
Other Assets in Excess of Liabilities		0.77%	1,263,891

Net Assets		100.00%	$163,157,975

See Notes to Statements of Investments
100	Annual Report May 31, 2005

Westcore Plus Bond Fund
	Bond Rating	Principal
	Moody's/S&P*	Amount	Market Value

Nonconvertible Preferred Stocks 7.73%
Financial 7.00%
Banks 0.65%
First Tennessee Bank, 4.188% (1)(2)	A3/BBB+	1,500	$1,471,780

Mortgage Banker 2.48%
Fannie Mae, 7.00%(1)(2)	Aa3/AA-	100,000	5,615,630

Real Estate Investment Trusts (REITs) 3.87%
Apartments1.20%
Apartment Investment and Management Co.:
Series T, 8.00%	Ba3/B+	9,000	229,500
Series Y, 7.875%	Ba3/B+	20,000	509,000
BRE Properties Inc., Series C, 6.75%	Baa3/BBB	10,000	253,100
Centerpoint Property Trust, 5.377%	Baa3/BBB-	1,350	1,358,438
Cousins Properties Inc., 7.50%	NR/NR	15,000	383,925

			2,733,963

Diversified 0.88%
Colonial Properties Trust:
Series C, 9.25%	Ba1/BB+	10,000	265,800
Series D, 8.125%	Ba1/BB+	13,000	333,580
iStar Financial:
Series E, 7.875%	Ba2/BB	30,000	775,500
Series G, 7.65%	Ba2/BB	12,000	304,200
Series I, 7.50%	Ba2/BB	12,500	316,875

			1,995,955

Health Care 0.49%
Health Care REIT Inc., Series F, 7.625%	Ba1/BB+	30,000	768,000
Omega Healthcare Investors, Series D, 8.375%	B3/B-	12,500	331,250

			1,099,250

Manufactured Homes 0.22%
Affordable Residential, Series A, 8.25%	NR/NR	19,500	489,450

Shopping Centers 0.70%
New Plan Excel Realty Trust, Series E, 7.625%	Baa3/BBB-	13,000	335,400
Realty Income Corp., Series D, 7.375%	Baa3/BBB-	20,000	520,200

1-800-392-CORE (2673) ■ www.westcore.com	101

	Bond Rating	Principal
	Moody's/S&P*	Amount	Market Value

Taubman Centers Inc.:
Series A, 8.30%	B1/B+	8,000	$204,800
Series G, 8.00%	B1/B+	20,000	528,000

			1,588,400

Storage 0.10%
Public Storage, Inc., Series R, 8.00%	Baa2/BBB+	9,000	235,530

Warehouse - Industrial 0.28%
First Industrial Realty Trust Inc., 6.236%	Baa3/BBB-	625	636,914
Total Financial
(Cost $15,742,192)			15,866,872

Industrial 0.31%
Other Industrial 0.31%
RC Trust I, Series C,
7.00%, 05/15/2006	Ba1/BB	13,500	696,094
Total Industrial
(Cost $722,453)			696,094

Utilities & Energy 0.42%
Utilities 0.42%
Southern Cal Ed.,
5.349%, 04/30/2010	Baa3/BBB-	9,400	956,157
Total Utilities & Energy
(Cost $940,000)			956,157

Total Nonconvertible Preferred Stocks
(Cost $17,404,645)			17,519,123

Convertible Preferred Stocks 0.52%
Industrial 0.52%
Autos 0.52%
Ford Motor Co. Capital Trust II,
6.50%, 01/15/2032	Ba1/B+	22,000	893,200
General Motors Corp.,
Series B, 5.25%, 03/06/2032	Baa3/BB	17,000	296,310

			1,189,510
Total Industrial
(Cost $1,488,788)			1,189,510

Total Convertible Preferred Stocks
(Cost $1,488,788)			1,189,510

102	Annual Report May 31, 2005

	Bond Rating	Principal
	Moody's/S&P*	Amount	Market Value

Convertible Bonds 0.12%
Industrial 0.12%
Other Industrial 0.12%
Corning Inc., Zero Coupon, 3.50%, 11/08/2015 (2)	Ba2/BB+	350,000	$278,250
Total Industrial
(Cost $243,704)			278,250

Total Convertible Bonds
(Cost $243,704)			278,250

Corporate Bonds 62.45%
Financial 24.23%
Financial Services 8.99%
BB&T Corp., 5.20%, 12/23/2015	A1/A-	450,000	469,399
Bear Stearns Co.:
7.00%, 03/01/2007	A1/A	120,000	125,998
4.50%, 10/28/2010	A1/A	1,000,000	1,004,108
4.65%, 07/02/2018	A1/A	140,000	135,476
Charles Schwab Corp., 8.05%, 03/01/2010	A2/A-	210,000	237,583
Citicorp Capital II, 8.015%, 02/15/2027	Aa2/A	1,400,000	1,533,568
Citigroup Inc., 5.00%, 09/15/2014	Aa2/A+	649,000	662,912
Comerica Inc., 4.80%, 05/01/2015	A3/A-	50,000	49,487
Emigrant Capital Trust II, 5.58%, 04/14/2034 (1)	NR/BBB	850,000	848,552
Fifth Third Bancorp, 4.50%, 06/01/2018	Aa3/A	75,000	71,579
First Empire Capital Trust, 8.277%, 06/01/2027	Baa1/BBB	25,000	27,386
Ford Motor Credit Co.:
4.49%, 01/15/2010	Baa3/BB+	1,000,000	906,370
9.50%, 06/01/2010	Baa3/BB+	1,200,000	1,223,935
General Electric Capital Corp., Series A,
6.90%, 09/15/2015	Aaa/AAA	525,000	614,832
General Motors Acceptance Corp., 5.538%, 12/01/2014 (2)	Baa1/BB	3,500,000	2,847,247
Goldman Sachs Group Inc., 6.875%, 01/15/2011	Aa3/A+	120,000	133,541
M & I Capital Trust, 7.65%, 12/01/2026	A2/BBB+	650,000	703,289
M & T Bank:
8.00%, 10/01/2010	A3/A-	25,000	29,431
3.85%, 04/01/2013 (1)	A3/A-	401,000	396,036
Marshall & Ilsley Bank, 2.90%, 08/18/2009	Aa3/A+	531,818	516,667
Merrill Lynch & Company Inc.:
7.00%, 04/27/2008	Aa3/A+	330,000	355,539
6.25%, 10/01/2014 (2)	Aa3/A+	1,200,000	1,171,632
1-800-392-CORE (2673) ■ www.westcore.com	103

	Bond Rating	Principal
	Moody's/S&P*	Amount	Market Value

Morgan Stanley & Co.:
8.33%, 01/15/2007	Aa3/A+	230,000	$245,854
4.75%, 04/01/2014	A1/A	125,000	123,293
National City Corp., 6.875%, 05/15/2019	A2/A-	280,000	330,657
Pemex Finance Ltd., 7.80%. 02/15/2013	Aaa/AAA	150,000	176,035
US Bancorp, 6.875%, 04/01/2006	Aa2/A+	60,000	61,103
Wachovia Corp., 3.50%, 08/15/2008	Aa3/A+	700,000	687,527
Washington Mutual Inc.:
8.250%, 04/01/2010	Baa1/BBB+	1,000,000	1,151,640
5.125%, 01/15/2015	Aa2/A+	1,175,000	1,193,041
Wells Fargo & Co., 5.125%, 09/15/2016	Aa2/A+	2,250,000	2,326,097

			20,359,814

Insurance 0.87%
Aetna Services, Inc., 7.125%, 08/15/2006	Aa3/A+	600,000	621,831
Commerce Group Inc., 5.95%, 12/09/2013	Baa2/BBB	225,000	235,938
Fund American Companies, Inc., 5.875%, 05/15/2013	Baa2/BBB-	450,000	467,388
Meridian Funding Co. LLC., 1.90%, 11/24/2009 (1)(2)	Aaa/AAA	400,000	401,522
Zurich Reinsurance, 7.125%, 10/15/2023	B2/BB+	300,000	235,500

			1,962,179

Real Estate Investment Trusts (REITs) 14.37%
Apartments 1.50%
BRE Properties Inc., 7.45%, 01/15/2011	Baa2/BBB	450,000	514,815
Colonial Realty LP:
7.00%, 07/14/2007	Baa3/BBB-	375,000	392,162
4.75%, 02/01/2010	Baa3/BBB-	1,000,000	990,243
United Dominion Realty Trust:
3.90%, 03/15/2010	Baa2/BBB	325,000	314,729
5.25%, 01/15/2015	Baa2/BBB	1,175,000	1,180,687

			3,392,636

Diversified 3.11%
Commercial Net Lease Realty,
6.25%, 06/15/2014	Baa3/BBB-	425,000	449,681
iStar Financial Inc.:
6.00%, 12/15/2010	Baa3/BBB-	2,000,000	2,075,476
5.70%, 03/01/2014	Baa3/BBB-	1,060,000	1,068,602
Vornado Realty LP:
4.50%, 08/15/2009	Baa2/BBB	550,000	545,301
4.75%, 12/01/2010	Baa2/BBB	285,000	283,095
104	Annual Report May 31, 2005

	Bond Rating	Principal
	Moody's/S&P*	Amount	Market Value

Washington REIT:
5.25%, 01/15/2014	Baa1/A-	1,550,000	$1,594,065
5.35%, 05/01/2015	Baa1/A-	1,000,000	1,019,653

			7,035,873

Healthcare 1.77%
Columbia/HCA Inc.,
7.19%, 11/15/2015	Ba2/BB+	725,000	757,409
Health Care Property Investors Inc., 6.00%, 03/01/2015	Baa2/BBB+	525,000	554,588
Healthcare Realty Trust Inc.:
8.125%, 05/01/2011	Baa3/BBB-	375,000	429,925
5.125%, 04/01/2014	Baa3/BBB-	575,000	566,870
Health Care REIT Inc., 5.875%, 05/15/2015	Baa3/BBB-	1,500,000	1,519,262
Senior House Properties Trust, 8.625%, 01/15/2012	Ba2/BB+	175,000	192,500

			4,020,554

Hotels 0.55%
Felcor Suites LP, 7.625%, 10/01/2007	B1/B-	250,000	260,938
Host Marriott LP, 6.375%, 03/15/2015 (1)	Ba3/B+	1,000,000	982,500

			1,243,438

Office Property 1.57%
Boston Properties LP, 5.00%, 06/01/2015	Baa2/BBB	375,000	373,393
EOP Operating Partnership Ltd., 8.10%, 08/01/2010	Baa2/BBB+	886,000	1,021,811
Highwoods Realty LP, 7.125%, 02/01/2008	Ba1/BBB-	1,200,000	1,266,148
HRPT Properties Trust, 5.75%, 02/15/2014	Baa2/BBB	865,000	898,727

			3,560,079

Outlet Centers 0.38%
Truststreet Properties Inc., 7.50%, 04/01/2015 (1)	B1/B+	850,000	864,875

Regional Malls 1.41%
Simon Property Group, 7.375%, 06/15/2018	Baa2/BBB+	2,006,000	2,347,337
The Rouse Co., 8.00%, 04/30/2009	Ba1/BB+	775,000	850,573

			3,197,910

Shopping Centers 3.73%
Chelsea GCA Realty Partnership, LP, 7.25%, 10/21/2007	Baa2/BBB+	300,000	318,970
Chelsea Property Group, 6.875%, 06/15/2012	Baa2/BBB+	50,000	55,959
Developers Diversified Realty, 7.00%, 03/19/2007	Baa3/BBB	400,000	416,702
Kimco Realty Corp., Series C, 5.98%, 07/30/2012	Baa1/A-	1,675,000	1,801,416
Price Development Co. LP, 7.29%, 03/11/2008	Ba1/BB+	975,000	1,021,927
1-800-392-CORE (2673) ■ www.westcore.com	105

	Bond Rating	Principal
	Moody's/S&P*	Amount	Market Value

Weingarten Realty Investors:
7.00%, 07/15/2011	A3/A	550,000	$624,520
4.857%, 01/15/2014	A3/A	1,040,000	1,042,196
6.64%, 07/15/2026	A3/A	545,000	638,830
Westfield Capital Corp., 5.125%, 11/15/2014 (1)	A2/A	2,500,000	2,539,993

			8,460,513

Warehouse 0.35%
Prologis Trust, 7.875%, 05/15/2009	Baa1/BBB+	750,000	800,291
Total Financial
(Cost $54,383,053)			54,898,162

Industrial 30.57%
Airlines 4.42%
America West Airlines Inc., Pass -
Through Certificates, Series 1999-1, Class G,
7.93%, 01/02/2019, AMBAC (4)	Aaa/AAA	138,737	151,256
American Airlines:
Series 2004-1A 7.25%, 02/05/2009	Ba2/BBB-	750,000	718,125
Series 1999-1 A2, 7.024%, 10/15/2009 (4)	Baa3/BBB+	500,000	515,740
Series 1993-1 A6, 8.04%, 09/16/2011	Ba2/CCC+	569,739	481,586
Atlas Air Inc., Series 1999-1 A-2,
6.88%, 07/02/2009 (4)	B3/NR	1,835,689	1,767,304
Continental Airlines, Inc.:
Pass-Through Certificates, Series 1998-3,
Class A-2, 6.32%, 11/01/2008	Baa3/A	250,000	249,868
Pass-Through Certificates, Series 1999-2,
Class B, 7.566%, 03/15/2020 (4)	Ba2/BBB-	240,517	197,436
Delta Air Lines, Inc.:
10.00%, 08/15/2008	NR/C	336,000	141,120
Pass-Through Certificates, Series 2001-1,
Class A-2, 7.111%, 09/18/2011 (4)	Ba1/BB+	1,125,000	1,061,471
FedEx Corp.:
Series A2, 7.89%, 09/23/2008	Baa1/BBB+	706,344	738,154
Series 1997-A, 7.50%, 01/15/2018 (4)	A1/A+	743,680	865,900
JetBlue Airways Corp., 6.438%, 11/15/2008 (2)	Ba1/BB+	1,500,000	1,500,158
Northwest Airlines Corp., Series 1999-2B,
7.95%, 03/01/2015 (4)	Ba1/BBB-	523,963	384,623
United Air Lines, Inc.:
Equipment Trust, Pass-Through Certificates,
Series 92-A2, 9.35%, 04/07/2016 (5)**	D/NR	350,000	179,023
106	Annual Report May 31, 2005

	Bond Rating	Principal
	Moody's/S&P*	Amount	Market Value

Pass-Through Certificates, Series 91-A2, 10.02%,
03/22/2014 (5)**	D/NR	50,000	$23,203
Pass-Through Certificates, Series 95-A1, 9.02%,
04/19/2012 (5)**	D/NR	2,419,900	1,038,633

			10,013,600

Autos 4.36%
American Axle & Manufacturing, 5.25%, 02/11/2014	Baa3/BBB	850,000	710,914
DaimlerChrysler NA Holdings Corp., 6.50%, 11/15/2013	A3/BBB	600,000	636,559
Dana Corp., 5.85%, 01/15/2015 (1)(7)	Ba2/BBB-	400,000	342,000
Delphi Corp., 6.50%, 08/15/2013	B3/B	1,975,000	1,461,500
Ford Motor Co., 7.45%, 07/16/2031	Baa3/BB+	2,075,000	1,739,713
General Motors Corp., 8.25%, 07/15/2023	Baa3/BB	2,250,000	1,714,703
Navistar International Corp., 6.25%, 03/01/2012 (1)	Ba3/BB-	850,000	811,750
Strats-DaimlerChrysler CPI Notes, 5.50%,
11/15/2013 (1)(2)(6)(7)	A3/BBB+	1,750,000	1,750,000
Visteon Corp., 8.25%, 08/01/2010	B3/B-	750,000	697,500

			9,864,639

Brewery 0.28%
Anheuser-Busch Companies Inc.:
4.95%, 01/15/2014	A1/A+	175,000	181,007
5.05%, 10/15/2016	A1/A+	450,000	466,332

			647,339

Cable & Media 3.47%
AT&T Broadband Corp., 8.375%, 03/15/2013	Baa2/BBB	300,000	368,042
Charter Communications Holdings Capital Corp.,
11.125%, 01/15/2011	Ca/CCC-	625,000	468,750
Cox Communications Inc.:
5.45%, 12/15/2014 (1)(7)	Baa3/BBB-	2,250,000	2,284,209
5.50%, 10/01/2015	Baa3/BBB-	1,000,000	1,013,684
Cox Enterprises, 7.875%, 09/15/2010 (1)	Baa3/BB+	750,000	844,736
Echostar DBS Corp., 6.588%, 10/01/2005 (2)	Ba3/BB-	1,000,000	1,030,000
Rogers Cable Inc., 5.50%, 03/15/2014	Ba3/BB+	1,275,000	1,204,875
Time Warner Inc., 9.15%, 02/01/2023	Baa1/BBB+	475,000	652,468

			7,866,764

Chemicals 1.60%
Borden Inc., 7.875%, 02/15/2023	Caa1/B-	775,000	639,375
Dow Chemical Co., 6.125%, 02/01/2011	A3/A-	350,000	382,409
Ferro Corp., 9.125%, 01/01/2009	Ba1/BB+	1,325,000	1,472,899
1-800-392-CORE (2673) ■ www.westcore.com	107

	Bond Rating	Principal
	Moody's/S&P*	Amount	Market Value

PPG Industries Inc., 6.875%, 02/15/2012	A2/A	1,000,000	$1,133,295

			3,627,978

Commercial Services 0.13%
Aramark Services Inc., 7.00%, 05/01/2007	Baa3/BBB-	275,000	287,971

Health Care 1.91%
Coventry Health Care Inc., 6.125%, 01/15/2015	Ba1/BBB-	1,195,000	1,195,000
Davita Inc., 7.25%, 03/15/2015 (1)(7)	B3/B	600,000	606,000
Eli Lilly & Co., 6.00%, 03/15/2012	Aa3/AA	100,000	109,470
Pfizer Inc., 4.50%, 02/15/2014	Aaa/AAA	250,000	251,327
Tenet Healthcare Corp., 9.875%, 07/01/2014	B3/B	2,000,000	2,160,000

			4,321,797

Leisure 6.22%
Carnival Corp., 3.75%, 11/15/2007	A3/A-	400,000	396,172
Ceasars Entertainment:
7.50%, 09/01/2009	Ba1/BB+	225,000	246,938
8.125%, 05/15/2011	Ba2/BB-	500,000	570,625
Harahs Entertainment Inc., 5.625%, 06/01/2015 (1)(7)	Baa3/BBB-	1,225,000	1,235,242
Hilton Hotels Corp.:
7.625%, 05/15/2008	Baa3/BBB-	550,000	594,262
7.50%, 12/15/2017	Baa3/BBB-	2,126,000	2,447,802
Hyatt Equities LLC, 6.875%, 06/15/2007 (1)	Baa2/BBB+	150,000	155,295
Intrawest Corp., 7.50%, 10/15/2013	B1/B+	1,500,000	1,522,500
Las Vegas Sands Corp., 6.375%, 02/15/2015(1)	B2/B	2,000,000	1,935,000
Mandalay Resort Group, 7.625%, 07/15/2013	Ba3/B+	500,000	523,750
MGM Mirage, 8.375%, 02/01/2011	Ba3/B+	500,000	542,500
Royal Caribbean Cruises Ltd., 6.75%, 03/15/2008	Ba1/BB+	350,000	366,625
Starwood Hotels & Resorts Worldwide Inc.,
7.375%, 11/15/2015	Ba1/BB+	305,000	336,644
Station Casinos Inc., 6.875%, 03/01/2016	B1/B+	1,100,000	1,135,750
Wynn Las Vegas LLC, 6.625%, 12/01/2014(1)	B2/NR	2,150,000	2,074,750

			14,083,855

Other Industrial 6.29%
Advanced Micro Devices Inc., 7.75%, 11/01/2012	B3/B-	1,000,000	990,000
Albertson's Inc., 6.95%, 08/01/2009	Baa2/BBB	70,000	74,726
Alcan Inc., 6.25%, 11/01/2008	Baa1/BBB+	290,000	306,155
Amerigas Partners, 7.25%, 05/20/2015 (1)	B2/BB-	1,250,000	1,262,500
Campbell Soup Co., 5.00%, 12/03/2012	A3/A	150,000	154,327
Coca-Cola Enterprises Inc., 6.125%, 08/15/2011	A2/A	140,000	152,468
108	Annual Report May 31, 2005

	Bond Rating	Principal
	Moody's/S&P*	Amount	Market Value

CSX Transportation, 9.75%, 06/15/2020	Baa2/BBB	900,000	$1,317,195
Estee Lauder Inc., 6.00%, 01/15/2012	A1/A+	210,000	229,347
Fortune Brands Inc., 6.25%, 04/01/2008	A2/A	230,000	241,816
GATX Corp., 5.697%, 01/02/2025 (1)	Baa2/BBB	250,000	259,080
General Dynamics Corp., 4.25%, 05/15/2013	A2/A	125,000	123,037
Hewlett-Packard Co., 7.15%, 06/15/2005	A3/A-	190,000	190,243
Kennametal Inc., 7.20%, 06/15/2012	Ba1/BBB	335,000	374,436
Kimberly Clark Corp., 5.625%, 02/15/2012	Aa2/AA-	350,000	377,074
Leucadia National Corp.:
7.75%, 08/15/2013	Ba2/BB	1,700,000	1,776,500
8.65%, 01/15/2027	Ba2/B	635,000	663,575
Levi Strauss & Co., 9.75%, 01/15/2015 (1)	Ca/B-	500,000	487,500
McDonald's Corp.:
6.00%, 04/15/2011	A2/A	190,000	206,163
5.00%, 09/30/2016	A2/A	300,000	293,131
7.31%, 09/15/2027	A3/A-	1,500,000	1,590,951
Sara Lee Corp., 6.25%, 09/15/2011	A3/A	120,000	129,090
Sweetwater Investors, 5.875%, 05/15/2014 (1)	NR/BBB+	461,997	477,664
Target Corp.:
7.500%, 08/15/2010	A2/A+	700,000	805,946
5.875%, 03/01/2012	A2/A+	120,000	130,259
Unilever Capital Corp., 7.125%, 11/01/2010	A1/A+	475,000	538,068
United Technologies Corp., 6.10%, 05/15/2012	A2/A	230,000	252,319
Wal-Mart Stores Inc., 8.62%, 01/01/2010	Aa2/NR	785,753	854,550

			14,258,120

Telecom & Related 1.89%
American Tower Corp., 7.50%, 05/01/2012 (1)	B3/CCC+	500,000	525,000
Anixter International Inc., 5.95%, 03/01/2015	Ba1/BB+	875,000	856,851
BellSouth Corp., 6.00%, 10/15/2011	A2/A	120,000	129,647
New England Telephone & Telegram, 6.875%, 10/01/2023	A2/A+	1,250,000	1,275,945
Qwest Communications International Inc.,
7.50%, 02/15/2009 (1)(2)	B3/B	500,000	496,250
Rogers Wireless Inc., 6.375%, 03/01/2014	Ba3/BB	750,000	750,000
SBC Communications Inc., 6.25%, 03/15/2011	A2/A	120,000	130,020
Verizon Global, 4.375%, 06/01/2013	A2/A+	125,000	123,622

			4,287,335
Total Industrial
(Cost $69,313,953)			69,259,398

1-800-392-CORE (2673) ■ www.westcore.com	109

	Bond Rating	Principal
	Moody's/S&P*	Amount	Market Value

Utilities & Energy 7.65%
Energy - Non-Utility 4.22%
Ametek Inc., 7.20%., 07/15/2008	Baa3/BBB	750,000	$806,252
Conoco Phillips 66 Capital Trust II, 8.00%, 01/15/2037	Baa2/BBB	950,000	1,046,456
Consumers Energy, 5.65%, 04/15/2020	Baa3/BBB-	1,500,000	1,564,275
Duke Capital Corp., 4.302%, 05/18/2006	Baa3/BBB-	375,000	376,243
Kerr McGee Corp., 6.95%, 07/01/2024	Ba3/BB+	1,100,000	1,117,382
Kinder Morgan Energy Partners, LP, 5.125%, 11/15/2014	Baa1/BBB+	1,450,000	1,459,677
Lasmo Inc., 7.50%, 06/30/2006	A1/AA	90,000	93,505
Magellan Midstream Partners, 6.45%, 06/01/2014	Ba1/BBB	425,000	467,910
Northern Border Pipeline, 7.10%, 03/15/2011	Baa2/BBB	1,000,000	1,122,970
Northern Natural Gas Co., 5.375%, 10/31/2012 (1)	A3/A-	350,000	367,276
Phillips Petroleum, 7.125%, 03/15/2008	A3/A-	121,000	131,398
Tennessee Gas Pipeline, 7.00%, 03/15/2027	B1/B-	75,000	77,484
Transcontinental Gas Pipeline, 6.25%, 01/15/2008	Ba2/B+	50,000	51,500
Utilicorp United, 8.00%, 03/01/2023	B2/NR	850,000	873,375

			9,555,703

Utilities 3.43%
CE Electric UK Funding Co., 6.995%, 12/30/2007 (1)	Baa2/BBB-	600,000	631,114
Centerpoint Energy Inc., 7.25%, 09/01/2010	Ba2/BBB-	225,000	247,598
Curtis Palmer Inc., 5.90%, 07/15/2014 (1)	Baa3/BBB	350,000	369,379
Duke Energy Corp., 5.30%, 10/01/2015	A3/BBB+	450,000	470,698
Indianapolis Power & Light:
6.30%, 07/01/2013 (1)	Baa2/BBB-	350,000	380,378
7.05%, 02/01/2024	Baa2/BBB-	350,000	360,278
MidAmerica Energy Holdings Co., 5.875%, 10/01/2012	Baa3/BBB-	200,000	212,108
Nevada Power Co.:
Series E, 10.875%, 10/15/2009	Ba2/NR	200,000	225,500
6.50%, 04/15/2012	Ba2/BB	175,000	179,813
9.00%, 08/15/2013	Ba2/NR	175,000	197,313
Pacific Gas & Electric, 4.80%, 03/01/2014	Baa2/BBB	700,000	704,873
Portland General Electric, 7.875%, 03/15/2010	Baa3/BBB	200,000	226,670
Power Contract Financing LLC, 6.256%, 02/01/2010 (1)	Baa2/BBB	125,000	129,997
Power Receivables Finance LLC, 6.29%, 01/01/2012 (1)	Baa2/BBB	92,198	96,038
Tenaska Alabama II Partners LP, 6.125%, 03/30/2023 (1)	Baa3/BBB-	285,443	301,145
Tenaska Virgina Partners LP, 6.119%, 03/30/2024 (1)	Baa3/BBB-	246,779	258,553
Virginia Electric & Power:
4.10%, 12/15/2008	A3/BBB+	250,000	248,523
8.25%, 03/01/2025	A2/A-	1,725,000	1,789,960
110	Annual Report May 31, 2005

	Bond Rating	Principal
	Moody's/S&P*	Amount	Market Value

WPD Holdings:
6.875%, 12/15/2007 (1)	Baa3/BBB-	50,000	$52,474
7.25%, 12/15/2017 (1)	Baa3/BBB-	500,000	552,125
Yorkshire Power Finance, 6.496%, 02/25/2008	Baa2/BBB-	150,000	156,746

			7,791,283

Total Utilities & Energy
(Cost $16,825,192)			17,346,986

Total Corporate Bonds
(Cost $140,522,198)			141,504,546

Asset-Backed Securities, Collateralized Obligations,
& Mortgage-Backed Securities 23.06%
Asset-Backed Securities 7.15%
ACE Securities Corp.:
Series 2003-MH1, Class A2, 3.28%, 04/15/2008 (1)(4)	Aaa/AAA	300,000	293,256
Series 2004-IN1, Class B, 6.63%, 02/25/2014 (1)(2)(4)(7)	Ba2/BB+	379,000	314,061
Bear Stearns Co., Series 2003-7, Class A4, 4.993%,
10/25/2033	Aaa/AAA	353,327	347,137
Calfornia Infrastructure SCE-1, Series 1997-1, Class A6,
6.38%, 09/25/2006 (4)	Aaa/AAA	122,226	124,458
Citibank Credit Card Issuance Trust, Series 2003-A6,
2.90%, 05/15/2008 (4)	Aaa/AAA	300,000	290,941
COMED Transitional Funding Trust, Series 1998-1, Class A6,
5.63%, 06/25/2009 (4)	Aaa/AAA	150,000	152,896
Countrywide Home Loans, Series 2004-2, Class 3A1,
5.48%, 03/25/2034	Aaa/AAA	545,335	552,220
Detroit Edison Securitization, Series 2001-01, Class A4,
6.19%, 03/01/2011 (4)	Aaa/AAA	400,000	433,730
Harley Davidson Motorcycle Trust, Series 2003-3,
Class A2, 2.76%, 03/15/2008 (4)	Aaa/AAA	475,000	468,917
Honda Auto Receivables Owner Trust, Series 2003-3,
Class A4, 2.77%, 12/21/2007 (4)	Aaa/AAA	400,000	392,699
Nissan Auto Receivables Owner Trust, Series 2003-3,
Class A4, 2.70%, 12/17/2007 (4)	Aaa/AAA	250,000	247,290
Provident Funding Mortgage Loan Trust, Series 2004-1,
Class 1A1, 4.097%, 04/25/2034	Aaa/AAA	395,826	388,739
STRATS - FHLB 5.25%, 08/15/2019 (1)(2)(6)(7)	Aaa/AAA	1,500,000	1,500,000
Union Acceptance Corp., Series 2002-A, Class A4,
4.59%, 07/08/2008 (4)	Aaa/AAA	230,845	232,013
Vanderbilt Mortgage Finance:
Series 2002-B, Class B-1, 5.85%, 04/07/2018	Baa2/BBB	400,000	401,143
1-800-392-CORE (2673) ■ www.westcore.com	111

	Bond Rating	Principal
	Moody's/S&P*	Amount	Market Value

Series 1996-A, Class A5, 7.425%, 05/07/2026	Aaa/AAA	94,043	$96,710
Volkswagen Auto Lease Trust, Series 2002-A, Class A4,
2.75%, 01/20/2006 (4)	Aaa/AAA	297,914	297,737
Washington Mutual, Series 2003-AR3,
Class B1, 4.766%, 04/25/2033	Aaa/AAA	245,612	247,037
Wells Fargo Mortgage-Backed Securities Trust:
Series 2004-E, Class A1, 4.911%, 11/25/2011	Aaa/AAA	453,317	439,207
Series 2003-M, Class A1, 4.786%, 12/25/2033	Aaa/AAA	1,254,839	1,244,880
Series 2004-O, Class A1, 4.956%, 11/25/2011	Aaa/AAA	6,552,042	6,530,177
West Penn Funding LLC, Series 1999,
Class A4, 6.98%, 12/26/2008	Aaa/AAA	105,000	111,872
WFS Financial Owner Trust, Series 2002-1, Class A4A,
4.87%, 12/20/2006 (4)	Aaa/AAA	333,590	335,583

			15,442,703

Collateralized Debt Obligations 5.19%
Anthracite CDO, Ltd., Series 2004-1A, Class G,
6.080%, 02/24/2014 (1)(2)(4)(6)(7)	NR/BBB-	500,000	500,000
Archstone, Series 2005-C1, 5.388%, 03/20/2010 (1)(2)(7)	NR/A	1,300,000	1,178,450
CREST Ltd., Series 2003-1A:
Class A1, 3.918%, 05/28/2010 (1)(2)(4)	Aaa/AAA	300,000	303,048
Class PS, 8.50%, 08/28/2012 (1)(4)(7)(8)	Ba3/BB-	800,000	452,768
Class D2, 7.332%, 08/28/2012 (1)(4)(7)	Baa2/BBB	150,000	157,313
CREST Ltd., Series 2003-2A:
Class A1, 3.818%, 12/28/2018 (1)(2)(4)(6)	Aaa/AAA	297,245	297,245
Class PS, 6.00%, 12/28/2013 (1)(4)(6)(7)(8)	Ba3/BB	620,174	299,978
CREST Ltd., Series 2004-1A,
Class H2, 7.334%, 10/28/2014 (1)(4)(6)(7)	Ba3/BB	750,000	714,286
Fairfield Street Solar, Class F1, 8.203%,
12/28/2014 (1)(2)(4)(6)(7)	NR/BB-	1,000,000	1,000,000
Diversified REIT Trust, Series 1999-1A, Class D,
6.78%, 03/18/2011	Baa3/BBB-	300,000	320,678
I-Preferred Term Securities I Ltd., Subordinate Income
Notes, 22.00%, 12/04/2012 (1)(4)(7)(8)	NR/NR	150,000	147,038
N-STAR Real Estate CDO Ltd., Series 2004-2A, Class C2B,
6.591%, 06/28/2014 (1)(4)(6)(7)	NR/BBB	600,000	561,819
Preferred CPO Ltd., 10.026%, 07/26/2030 (1)(7)	Baa3/NR	1,000,000	1,120,000
Preferred Term Securities VI Ltd., Subordinate Income
Notes, 24.569%, 07/03/2012 (1)(4)(7)(8)	NR/NR	250,000	194,563
Preferred Term Securities X Ltd., Subordinate Income
Notes, 19.00%, 07/03/2013 (1)(4)(7)(8)	NR/NR	350,000	330,838
112	Annual Report May 31, 2005

	Bond Rating	Principal
	Moody's/S&P*	Amount	Market Value

Preferred Term Securities XI Ltd.,Subordinate Income
Notes, 19.00%, 10/03/2013 (1)(4)(7)(8)	NR/NR	350,000	$344,312
Preferred Term Securities XII Ltd.,Subordinate Income
Notes, 19.00%, 12/24/2013 (1)(4)(7)(8)	NR/NR	500,000	520,312
Preferred Term Securities XIII Ltd., Subordinate Income
Notes, 18.00%, 03/24/2014 (1)(4)(7)(8)	NR/NR	500,000	505,312
Preferred Term Securities XIV Ltd., Subordinate Income
Notes, 17.50%, 06/24/2014 (1)(4)(7)(8)	NR/NR	500,000	502,125
River North CDO Ltd., Series 2005-1A,
12.50%, 02/06/2040 (1)(6)(7)(8)	NR/NR	800,000	760,000
Regional Diversified Funding, Series 2004-1,
16.849%, 02/15/2014 (1)(4)(6)(7)(8)	NR/NR	500,000	475,000
Regional Diversified Funding, Series 2005-1,
14.10%, 03/15/2015 (1)(4)(6)(7)(8)	NR/NR	750,000	750,000
TIAA Real Estate CDO Ltd., Series 2003-1A:
Class C1, 4.538%, 09/30/2013 (1)(2)(4)	A3/A-	100,000	100,186
Class PS, 16.00%, 09/30/2013 (1)(4)(6)(7)(8)	NR/NR	250,000	250,000
Tricadia, Series 2003-1, Class PS, 17.575%,
12/15/2013 (1)(4)(6)(7)(8)	NR/NR	250,000	237,500
Tricadia, Series 2004-2A, Class C, 7.038%,
12/13/2019 (1)(2)(4)(6)(7)	Baa1/BBB+	500,000	500,000

			12,522,771

Commercial Mortgage-Backed Securities 1.02%
Global Signal Trust:
Series 2004-I, Class E, 5.395%, 01/15/2009 (1)(4)	Baa3/BBB-	625,000	616,203
Series 2004-2A, Class G, 7.113%, 12/15/2014 (1)(4)(6)(7)	Ba2/BB-	1,225,000	1,225,000
Times Square Hotel Trust, 8.528%, 08/01/2026 (1)(7)	Baa3/BB+	402,815	457,594

			2,298,797

Agency Mortgage-Backed Securities 9.70%
FHARM:
Pool #781804, 5.138%, 07/01/2034		4,481,872	4,521,098
Pool #781811, 5.152%, 07/01/2034		2,234,008	2,254,693
Pool #781958, 5.127%, 09/01/2034		5,644,350	5,692,976
FHLMC, Gold Pool #G00336, 6.00%, 12/28/2013		328,245	339,166
FNMA:
Pool #303845, 7.00%, 12/28/2013		72,879	76,642
Pool #703703, 5.105%, 01/01/2033		215,973	220,336
Pool #555717, 4.351%, 08/01/2033		424,733	424,006
1-800-392-CORE (2673) ■ www.westcore.com	113

	Bond Rating	Principal
	Moody's/S&P*	Amount	Market Value

Pool #779610, 5.098%, 06/01/2034		589,267	$597,209
Pool #809893, 5.125%, 03/01/2035		3,702,806	3,777,136
Pool #809894, 5.041%, 03/01/2035		3,924,865	3,984,150
GNMA, Pool #780019, 9.50%, 12/15/2009		98,019	104,301

			21,991,713
Total Asset-Backed Securities, Collateralized Obligations
& Mortgage-Backed Securities
(Cost $52,434,128)			52,255,984

U.S. Government & Agency Obligations 1.98%
FHLB, 5.125%, 11/18/2013	Aaa/AAA	75,000	76,955
FNMA:
4.64%, 02/17/2009 (2)	Aaa/AAA	3,325,000	3,321,808
8.20%, 03/10/2016	Aaa/AAA	55,000	72,563
6.78%, 12/28/2016	Aaa/AAA	70,000	73,285
6.50%, 04/24/2017	Aaa/AAA	70,000	71,634
U.S. Treasury Notes:
7.00%, 07/15/2006		650,000	675,214
3.625%, 05/15/2013		200,000	196,953

			4,488,412
Total U.S. Government & Agency Obligations
(Cost $4,451,929)			4,488,412

Money Market Mutual Funds 3.39%
Goldman Sachs Financial Square
Prime Obligations Fund - FST Shares		7,675,104	7,675,104
Total Money Market Mutual Funds
(Cost $7,675,104)			7,675,104

Total Investments
(Cost $224,220,496)		99.25%	$224,910,929
Other Assets in Excess of Liabilities		0.75%	1,698,396

Net Assets		100.00%	$226,609,325

See Notes to Statements of Investments
114	Annual Report May 31, 2005

Westcore Colorado Tax-Exempt Fund

	Bond Rating*	Principal
	Moody's/S&P	Amount	Market Value

Certificates of Participation 3.48%
Eagle County, Certificate of Participation,
5.20%, 12/01/2012, Optional 12/01/2010
@ 100.00, MBIA	Aaa/AAA	140,000	$152,489
Fremont County, Certificate of Participation,
Lease Purchase Agreement,
5.125%, 12/15/2012, Prerefunded 12/15/2007
@ 101.00, MBIA	Aaa/AAA	500,000	532,005
Larimer County, Certificate of Participation,
Courthouse & Jail Facilities Lease Purchase Agreement,
4.75%, 12/15/2009, Optional anytime @ 100.00, FSA	Aaa/AAA	500,000	527,405
Larimer County Courthouse & Office Facilities Certificate,
3.80% 12/15/2011, FSA	Aaa/AAA	150,000	154,195
University of Colorado Certificates of Participation,
5.00%, 06/01/2023, Optional 06/01/2013
@ 100.00, AMBAC	Aaa/AAA	150,000	159,543
Weld County, Certificate of Participation,
Correctional Facilities Lease Purchase
Agreement, 5.35%, 08/01/2010, Optional anytime
@ 100.00, MBIA	Aaa/AAA	510,000	540,544

Total Certificates of Participation
(Cost $1,961,886)			2,066,181

General Obligation Bonds 48.48%
County-City-Special District - School District 48.48%
Adams County School District 12:
5.00%, 12/15/2019, Optional 12/15/2015
@ 100.00, FSA	Aaa/AAA	1,000,000	1,094,260
Adams County School District 50,
5.25%, 12/01/2010, Prerefunded 12/01/2006
@ 100.00	NR/AA-	500,000	517,660
Adams County School District 12, Series A:
5.00%, 12/15/2016, Optional 12/15/2013
@ 100.00, FSA	Aaa/AAA	500,000	547,185
5.00%, 12/15/2020, Optional 12/15/2011
@ 100.00, MBIA	Aaa/AAA	500,000	551,435
1-800-392-CORE (2673) ■ www.westcore.com	115

	Bond Rating	Principal
	Moody's/S&P*	Amount	Market Value

Adams & Arapahoe Counties
Joint School District 28J:
5.35%, 12/01/2015, Escrowed to Maturity	Aa3/AA-	260,000	$298,493
5.00%, 12/01/2016, Optional 12/01/2013
@ 100.00, FSA	Aaa/AAA	300,000	328,206
Adams & Weld Counties School District 27J:
5.55%, 12/01/2009, Optional 12/01/2006
@ 100.00, FGIC	Aaa/AAA	250,000	259,510
5.50%. 12/01/2016, Prerefunded 12/01/2006
@ 101.00, FGIC	Aaa/AAA	550,000	576,697
4.75%. 12/01/2017, Optional 12/01/2014
@ 100.00, FGIC	Aaa/AAA	1,000,000	1,077,610
Arapahoe County School District 5:
4.00%, 12/15/2022, Optional 12/15/2014
@ 100.00, FSA	Aaa/AAA	500,000	496,255
4.125%, 12/15/2022, Optional 12/15/2013
@ 100.00, FSA	Aaa/AAA	100,000	100,464
Basalt & Rural Fire Protection District,
Eagle & Pitkin Counties:
5.20%, 12/01/2015, Prerefunded 12/01/2006
@ 100.00, AMBAC	Aaa/NR	95,000	98,286
5.20%, 12/01/2015, Optional 12/01/2006
@ 100.00, AMBAC	Aaa/NR	5,000	5,156
Basalt Colorado Sanitation District,
5.00%, 12/01/2018, Optional 12/01/2011,
@ 100.00, AMBAC	AAA/NR	125,000	133,265
Boulder County Open Space Open Space Cap Impt Tr Fd,
5.40%, 08/15/2015, Optional 08/15/2010 @ 100.00	AA1/AA+	500,000	548,270
Boulder & Gilpin Counties, Boulder Valley School
District Re-2:
5.00%, 12/01/2011, Optional 12/01/2007
@ 101.00, FGIC	Aaa/AAA	1,000,000	1,056,020
5.125%, 12/01/2017, Optional 12/01/2009 @ 100.00	Aa3/AA	300,000	321,399
Carbondale & Rural Fire Protection District,
Garfield, Gunnison & Pitkin Counties,
5.20%, 12/01/2010, Optional 12/01/2006
@ 100.00, AMBAC	Aaa/AAA	100,000	101,643
City & County of Denver Board Water Commissioners,
5.50%, 10/01/2011	Aa1/AA+	250,000	281,165
City & County of Denver
5.00%, 08/01/2014, Optional 08/01/2010 @ 100.00	Aa1/AA+	100,000	107,315
116	Annual Report May 31, 2005

	Bond Rating	Principal
	Moody's/S&P*	Amount	Market Value

City & County of Denver School District No. 1, Series C
5.00%, 12/1/2017, Optional 12/01/2014
@ 100.00, FGIC	Aaa/AAA	500,000	$548,700
Clear Creek County School District Re-1:
5.30%, 12/01/2010, Optional 12/01/2005
@ 100.00, MBIA	NR/AAA	300,000	303,672
5.40%, 12/01/2011, Optional 12/01/2005
@ 100.00, MBIA	NR/AAA	250,000	253,242
4.30%, 12/01/2013, Optional 12/01/2012
@ 100.00, FSA	NR/AAA	125,000	132,049
Douglas & Elbert Counties School District Re-1:
5.25%, 12/15/2016, Prerefunded
12/15/2011 @ 100.00, MBIA	Aaa/AAA	500,000	558,745
5.25%, 12/15/2017, Prerefunded 12/15/2011
@ 100.00, MBIA	Aaa/AAA	1,000,000	1,117,490
Eagle, Garfield & Routt Counties School District Re-50J,
5.25%, 12/01/2015, Optional
12/01/2009 @ 101.00, FGIC	Aaa/AAA	1,000,000	1,084,280
El Paso County School District 2:
5.25%, 12/01/2012, Optional
12/01/2010 @ 100.00, MBIA	Aaa/AAA	250,000	274,530
5.00%, 12/01/2023, Optional
12/01/2012 @ 100.00, MBIA	Aaa/NR	250,000	265,055
El Paso County School District 12,
5.00%, 09/15/2013, Optional 09/15/2012 @ 100.00	Aa1/NR	1,000,000	1,097,000
El Paso County School District 49,
5.50%, 12/01/2017, Optional 12/01/2011
@ 100.00, FGIC	Aaa/AAA	100,000	111,283
Evergreen Park & Recreation District:
5.10%, 12/01/2014, Optional 06/01/2006
@ 100.00, AMBAC	Aaa/NR	100,000	101,097
5.25%, 12/01/2017, Optional 12/01/2010
@ 100.00, AMBAC	Aaa/NR	115,000	124,957
Garfield County School District RE-2,
4.30%, 12/01/2015, Optional 12/01/2012
@ 100.00, FSA	Aaa/NR	125,000	130,369
Garfield, Pitkin & Eagle Counties
Roaring Fork School District Re-1:
5.125%, 12/15/2010, Refunding pending
12/15/2005 @ 102.00, MBIA	Aaa/AAA	500,000	515,930
5.00%, 12/15/2020, Optional
12/15/2020 @ 100.00, FSA	Aaa/AAA	500,000	540,950
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	Bond Rating	Principal
	Moody's/S&P*	Amount	Market Value

Hyland Hills Park and Recreation District,
5.375%, 12/15/2022, Optional 12/15/2012
@ 100.00, AMBAC	Aaa/AAA	250,000	$274,550
Jefferson County School District R-1:
5.25%, 12/15/2011, Prerefunded
12/15/2008 @101.00, FGIC	Aaa/AAA	750,000	813,705
5.00%, 12/15/2018, Optional 12/15/2014
@ 100.00, FSA	Aaa/AAA	800,000	873,488
5.00%, 12/15/2024, Optional 12/15/2014
@ 100.00, FSA	Aaa/AAA	600,000	644,700
La Plata County School District 9-R,
5.25%, 11/01/2020, Optional 11/01/2012
@ 100.00, MBIA	Aaa/NR	125,000	136,101
Larimer County, Poudre School District R-1:
5.50%, 12/15/2008	Aa3/AA-	500,000	540,210
5.00%, 12/15/2016, Optional 12/15/2008
@ 100.00, FSA	NR/AAA	700,000	736,505
6.00%, 12/15/2017, Prerefunded 12/15/2010
@ 100.00, FGIC	Aaa/AAA	1,000,000	1,145,310
Larimer, Weld, & Boulder Counties,
Thompson School District R2-J:
5.40%, 12/15/2013, Prerefunded
06/15/2007 @ 101.00, FGIC	Aaa/AAA	500,000	529,730
Mesa County Valley School District 51:
5.40%, 12/01/2012, Prerefunded 12/01/2006
@ 101.00, MBIA	Aaa/AAA	500,000	523,545
5.00%, 12/01/2021, Optional 12/01/2014
@ 100.00, MBIA	Aaa/NR	500,000	538,765
5.00%, 12/01/2022, Optional 12/01/2014
@ 100.00, MBIA	Aaa/NR	300,000	323,505
5.00%, 12/01/2024, Optional 12/01/2014
@ 100.00, MBIA	Aaa/NR	565,000	606,957
Park County Platte Canyon School District 1,
4.30%, 12/01/2010, Optional
12/01/2008 @ 101.00, MBIA	Aaa/AAA	250,000	261,852
Parker Colorado Property Metropolitan District 1,
4.55%, 12/01/2012, Optional 12/01/2010
@ 100.00, AMBAC	Aaa/AAA	175,000	185,189
Pitkin County Open Space Acquisition,
5.25%, 12/01/2018, Optional 12/01/2010
@ 100.00, AMBAC	Aaa/NR	340,000	365,286
118	Annual Report May 31, 2005

	Bond Rating	Principal
	Moody's/S&P*	Amount	Market Value

Pitkin County School District No. 001,
5.00%, 12/01/2020, Optional 12/01/2011
@ 100.00, FGIC	Aaa/AAA	150,000	$158,856
Pueblo County School District 70:
5.00%, 12/01/2011, Optional 12/01/2007
@ 100.00, AMBAC	Aaa/AAA	225,000	235,517
5.00%, 12/01/2015, Optional 12/01/2011
@ 100.00, FGIC	Aaa/AAA	165,000	178,370
Pueblo, Pueblo County Limited Tax:
5.80%, 06/01/2011, Optional
06/01/2006 @ 100.00, MBIA	Aaa/AAA	200,000	205,644
6.00%, 06/01/2016, Optional
06/01/2006 @ 100.00, MBIA	Aaa/AAA	250,000	257,543
Rio Grande County School District C-8,
5.35%, 11/15/2011, Optional 11/15/2005
@ 100.00, FSA	NR/AAA	150,000	151,701
San Miguel County School District R-1:
5.20%, 12/01/2006, Optional
12/01/2005 @ 100.00, MBIA	Aaa/AAA	250,000	258,648
5.50%, 12/01/2012, Optional
12/01/2005 @ 101.00, MBIA	Aaa/AAA	250,000	255,708
South Suburban Park and Recreation District,
Arapahoe, Douglas & Jefferson Counties,
5.00%, 12/15/2012, Optional 12/15/2008
@ 100.00, FGIC	Aaa/AAA	250,000	264,748
Thornton, Adams County Water,
4.00%, 12/01/2011, FSA	Aaa/AAA	300,000	312,720
Upper San Juan Hospital District, Archuleta,
Hinsdale & Mineral Counties, 4.65%, 11/01/2013,
Optional 11/01/2007, @ 100.00, MBIA	NR/AAA	115,000	117,654
Upper Yampa Water Conservancy District,
4.50%, 11/01/2023, Optional 11/15/2015
@100.00, FSA	Aaa/AAA	400,000	409,716
Weld County School District Re-3,
5.00%, 12/15/2021, Optional 12/15/2014
@ 100.00, FSA	Aaa/NR	200,000	215,556
Weld County School District Re-4:
5.00%, 12/01/2012, Optional 12/01/2011
@ 100.00, MBIA	Aaa/NR	750,000	820,313
5.45%, 12/01/2016, Prerefunded 12/01/2006
@ 100.00, MBIA	Aaa/AAA	500,000	519,110
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	Bond Rating	Principal
	Moody's/S&P*	Amount	Market Value

Wray Community Hospital District, Yuma County,
5.00%, 10/15/2011, Optional 10/15/2005
@ 100.00, AMBAC	NR/AAA	250,000	$252,533

Total General Obligation Bonds
(Cost $27,739,158)			28,773,378

Revenue Bonds 45.57%
Special Tax 29.62%
Aspen Colorado Sales Tax,
5.00%, 11/01/2010, Prerefunded 11/01/2009 @ 100.00	NR/A	120,000	129,278
Arapahoe County Highway E-470,
5.15%, 08/31/2005, Escrowed to Maturity, MBIA	Aaa/AAA	250,000	251,620
Arvada Sales & Use Tax Revenue,
5.10%, 12/01/2015, Optional 12/01/2008
@ 100.00, FGIC	Aaa/AAA	100,000	105,624
Boulder County Open Space Open Space Cap Impt Tr Fd:
5.10%, 06/15/2008, Optional 06/15/2007 @ 100.00	NR/AA-	200,000	206,594
4.00%, 07/15/2014, Optional 07/15/2012
@ 100.00, MBIA	Aaa\AAA	100,000	102,805
5.00%, 07/15/2016, Optional 07/15/2010 @100.00	Aaa/NR	200,000	215,002
Boulder County Sales & Use Tax,
5.15%, 08/15/2013, Optional 08/15/2009
@ 100.00, AMBAC	Aaa/AAA	100,000	107,395
Broomfield Sales & Use Tax,
5.20%, 12/01/2017, Optional 12/01/2012
@ 100.00, AMBAC	Aaa/NR	500,000	549,040
City and County of Denver Airport Series A Revenue,
5.75%, 11/15/2016, Optional 11/15/2006
@ 101.00, MBIA	Aaa/AAA	300,000	314,487
City of Colorado Springs, Revenue Refunding Bonds,
The Colorado College Project, 4.375%, 06/01/2026,
Optional 06/01/2015 @ 100.00	Aa3/AA-	500,000	494,915
Colorado Department of Transportaion,
4.20%, 06/15/2009, MBIA	Aaa/AAA	225,000	234,747
Colorado Educational & Cultural Facilities Authority:
5.00%, 09/01/2015, Optional 09/01/2011
@ 100.00, AMBAC	Aaa/NR	100,000	107,820
6.00% 12/1/2016, Optional 12/01/2010
@ 100.00, RADIAN	NR/AA	125,000	141,364
5.00%, 06/01/2020, Optional 06/01/2011
@ 100.00, AMBAC	Aaa/AAA	200,000	211,002
120	Annual Report May 31, 2005

	Bond Rating	Principal
	Moody's/S&P*	Amount	Market Value

5.00%, 12/01/2021, Optional 12/01/2011
@ 100.00, AMBAC	Aaa/NR	150,000	$158,416
5.125%, 09/15/2025, Optional 09/15/2015
@ 100.00, XLCA (3)	Aaa/AAA	500,000	536,970
Colorado Health Facilities Authority,
Poudre Valley Health, Series A,
5.625%, 12/01/2019, Optional 12/01/2009
@ 101.00, FSA	Aaa/NR	500,000	557,835
5.00%, 03/01/2025, Optional 03/01/2015
@ 100.00, FSA	Baa2/BBB	1,000,000	1,016,130
Colorado Health Facilities Authority Revenue,
Steamboat Springs Health Project,
5.70%, 09/15/2023, Optional 09/15/2009 @ 101.00	NR/NR	90,000	93,892
Colorado Housing & Finance Authority
Variable Rate Note, 04/01/2020 (2)	Aaa/AAA	1,000,000	1,000,000
Colorado School of Mines Auxilary Facility
Revenue Enterprise:
5.25%, 12/01/2020, Optional 12/01/2012
@ 100.00, AMBAC	Aaa/AAA	505,000	550,303
5.00%, 12/01/2030, Optional 12/01/2009
@ 100.00, AMBAC	Aaa/AAA	100,000	103,909
Colorado State College Board of Trustees, Auxilary
Facilities System - Enterprise Revenue Bonds,
Mesa State College Project, 5.00%, 05/15/2022,
Optional 05/15/2013 @ 100.00, MBIA	Aaa/AAA	660,000	704,088
Colorado State Board of Governors University - Enterprise
Revenue Bonds, 5.00%, 12/01/2020, Optional
12/01/2015, @100.00, XLCA (3)	Aaa/AAA	500,000	539,835
Colorado Water Reservior & Power Development Authority:
5.40%, 09/01/2011, Optional 09/01/2010 @ 100.00	Aaa/AAA	75,000	82,942
5.00%, 09/01/2026, Optional 09/01/2014
@ 100.00, MBIA	Aaa/AAA	500,000	532,325
Denver City & County Excise Tax:
5.25%, 09/01/2008, FSA	Aaa/AAA	500,000	535,150
5.00%, 11/01/2010, FSA	Aaa/AAA	500,000	544,895
Douglas County Sales & Use Tax Open Space: 5.25%,
10/15/2007, Prerefunded 10/15/2006
@ 100.00, MBIA	Aaa/AAA	300,000	309,858
6.00%, 10/15/2009, FSA	Aaa/AAA	500,000	558,770
Durango Colorado Sales & Use Tax, 5.50%, 12/01/2016,
Optional 12/01/2009 @ 100.00, FGIC	Aaa/AAA	200,000	219,554
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	Bond Rating	Principal
	Moody's/S&P*	Amount	Market Value

Greeley, Weld County Sales & Use Tax:
4.80%, 10/01/2015, Optional 10/01/2008
@ 100.00, MBIA	Aaa/AAA	250,000	$259,000
5.15%, 10/01/2015, Optional 10/01/2010
@ 100.00, MBIA	Aaa/AAA	500,000	538,245
Jefferson County Open Space Sales & Use Tax:
5.00%, 11/01/2012, Optional 11/01/2009
@ 100.00, FGIC	Aaa/AAA	500,000	535,475
4.00%, 11/01/2017, Optional 11/01/2014
@ 100.00, AMBAC	Aaa/AAA	500,000	509,025
5.00%, 11/01/2019, Optional 11/01/2009
@ 100.00, FGIC	Aaa/AAA	100,000	105,243
4.125%, 11/01/2021, Optional 11/01/2014
@ 100.00, AMBAC	Aaa/AAA	210,000	211,871
Longmont, Boulder County Sales & Use Tax,
5.50%, 11/15/2015, Optional 11/15/2010 @ 100.00	NR/AA	300,000	332,826
Montrose, Montrose County General Fund Excise
Tax Revenue, 5.00%, 12/01/2017, Optional 12/01/2008
@ 100.00, AMBAC	NR/AAA	150,000	158,503
Northwest Parkway Public Highway Authority Revenue,
zero coupon 06/15/2025, 5.80% & Optional 06/15/2016
@ 100.00, FSA (2)	Aaa/AAA	960,000	792,307
Pitkin County Colorado Sales & Use Tax,
4.00%, 12/01/2011, FSA	Aaa/AAA	125,000	130,300
Thornton, Adams County Sales & Use Tax,
Open Space & Parks, 5.25%, 09/01/2016,
Optional 09/01/2011 @ 100.00, FSA	Aaa/AAA	500,000	545,740
University of Colorado Hospital Autority, 5.00%,
11/15/2009, Optional 11/15/2007 @ 102.00, AMBAC	Aaa/NR	220,000	237,129
University of Colorado Enterprise Systems Revenue Series A,
5.10%, 06/01/2016, Optional 06/01/2011 @ 100.00	Aa3/AA-	150,000	162,539
University of Colorado Enterprise Systems Revenue:
Series B, 5.00%, 06/01/2024, Optional 06/01/2013
@ 100.00, FGIC	Aaa/AAA	150,000	159,650
5.00%, 06/01/2026, Optional 06/01/2013
@ 100.00, FGIC	Aaa/AAA	750,000	803,625
University of Northern Colorado Auxiliary Facilities,
5.00%, 06/01/2016, Optional 06/01/2011
@ 100.00, AMBAC	Aaa/AAA	500,000	536,045
Westminster Sales & Use Tax,
5.00%, 12/01/2014, Optional 12/01/2011@ 100.00	NR/AA	220,000	239,021
122	Annual Report May 31, 2005

	Bond Rating	Principal
	Moody's/S&P*	Amount	Market Value

Westminster Colorado Special Purpose Sales & Use Tax
Post Project, Series B, 5.125%, 12/01/2016,
Optional 12/01/2007 @ 101.00, FGIC	Aaa/AAA	100,000	$106,198

			17,364,305

Other 0.56%
Boulder County, (Atmospheric Research)
4.00%, 09/01/2015, Optional 09/01/2013
@ 100.00, AMBAC	Aaa/AAA	120,000	123,048
Boulder County, (Atmospheric Research)
5.00%, 09/01/2022,Optional 09/01/2011
@ 100.00, MBIA	Aaa/AAA	200,000	210,830

			333,878
Utility 15.39%
Adams County Pollution Control, MBIA
5.625%, 04/01/2008	Aaa/AAA	175,000	175,658
Boulder, Boulder County, Water & Sewer:
5.75%, 12/01/2006, Call Pending 07/14/2005
@ 100.00	Aa2/AA+	75,000	75,277
5.50%, 12/01/2011, Prerefunded 12/01/2006
@ 100.00	Aa2/AA+	500,000	519,475
5.30%, 12/01/2012, Optional 12/01/2010
@ 100.00	Aa2/AA+	125,000	137,140
Broomfield Water Activity Enterprise:
5.00%, 12/01/2015, Optional 12/01/2012
@ 100.00, MBIA	Aaa/NR	350,000	380,975
5.50%, 12/01/2018, Optional 12/01/2010
@ 101.00, MBIA	Aaa/NR	500,000	554,515
4.75%, 12/01/2022, Optional 12/01/2012
@ 100.00, MBIA	AAA/NR	125,000	130,525
Colorado Springs, El Paso County Utilities Systems,
5.75%, 11/15/2010, Optional 11/15/2006 @ 100.00	Aa2/AA	250,000	260,005
Colorado Water Resources & Power Development
Authority, Drinking Water, 5.00%, 09/01/2017,
Optional 09/01/2012 @ 100.00	Aaa/AAA	500,000	542,270
Colorado Water Resources & Power Development
Authority, Small Water Resources, 5.70%, 11/01/2015,
Optional 11/01/2010 @ 100.00, FGIC	Aaa/AAA	500,000	560,850
Colorado Water Resources & Power Development
Authority, Waste Water Revolving Fund, 5.50%,
09/01/2019	Aa1/AA	500,000	587,970
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	Bond Rating	Principal
	Moody's/S&P*	Amount	Market Value

Denver City & Çounty Water Commission,
4.75%, 12/01/2017, Optional 06/01/2013
@ 100.00, FSA	Aaa/AAA	500,000	$530,005
Fort Collins, Larimer County Colorado Stormwater
Utilities, 4.875%, 12/01/2020, Optional 12/01/2012
@ 100.00, AMBAC	Aaa/AAA	250,000	264,707
Fort Collins, Larimer County Wastewater Utility Enterprise,
Sewer, 5.375%, 12/01/2009, Optional 12/01/2005
@ 100.00, FGIC	Aaa/AAA	250,000	253,090
Fort Collins, Larimer County Water Utility Enterprise,
4.25%, 12/01/2009, Optional 12/01/2008
@ 100.00, FSA	Aaa/AAA	500,000	518,905
Fountain Valley Authority, Water Treatment, 5.20%,
12/01/2007, Optional 06/01/2006 @ 100.00	Aa2/AA	400,000	408,992
Golden Colorado Water & Waste Treatment, 4.95%,
11/15/2022, Optional 11/15/2013 @ 100.00, FSA	Aaa/NR	150,000	159,465
Greeley Colorado Water, 4.00%, 08/01/2019,
Optional 08/01/2014 @ 100.00, AMBAC	Aaa/AAA	250,000	251,900
Little Thompson Water District, Larimer, Weld, &
Boulder Counties, 5.50%, 12/01/2011, Prerefunded
12/01/2005 @ 101.00, MBIA	Aaa/AAA	500,000	512,140
Montrose Colorado Water & Sewer Revenue, 4.75%,
10/01/2016, Optional 10/01/2014 @ 100.00, XLCA	Aaa/AAA	1,000,000	1,074,520
Municipal Subdistrict, Northern Colorado Water
Conservancy District, 5.25%, 12/01/2015, Optional
12/01/2007 @ 101.00, AMBAC	Aaa/AAA	250,000	264,997
Pleasant View Colorado Water and Sanitation District,
4.35%, 12/01/2013, Optional 12/01/2010
@ 101.00, MBIA	Aaa/AAA	125,000	131,570
Pueblo Colorado Board Waterworks,
5.25%, 11/01/2009, FSA	Aaa/AAA	120,000	130,558
Pueblo County Pollution Control, Pub. Svc.of Colo. Project
5.10%, 01/01/2019, Optional 01/01/2009
@ 102.00, AMBAC	Aaa/AAA	150,000	160,809
Thornton Colorado Water Enterprise, 5.00%,
12/01/2021, Optional 12/01/2014 @ 100.00, MBIA	Aaa/AAA	500,000	538,765

			9,340,085
Total Revenue Bonds
(Cost $26,061,473)			27,038,268

124	Annual Report May 31, 2005

	Bond Rating*	Principal
	Moody's/S&P	Amount	Market Value

Money Market Mutual Funds 0.91%
Dreyfus Municipal Money Market Fund		541,664	$541,664
Total Money Market Mutual Funds
(Cost $541,664)			541,664

Total Investments
(Cost $56,304,181)		98.44%	$58,419,491
Other Assets in Excess of Liabilities		1.56%	926,567

Net Assets		100.00%	$59,346,058

Notes to Statements of Investments

* Unaudited

** Non-income producing security.

(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(3) When - Issued Security. Cash equivalents are segregated equal to the purchase price.

(4) The expected maturity date listed herein differs from the legal maturity date due to call or put features or due to the expected schedule of principal payments.

(5) Income is not being accrued on this security due to the issuer's default or expected default on interest payments.

(6) This security has been valued at its fair value determined in good faith by or under the direction of the Board of Trustees.

(7) This security is considered illiquid by the investment adviser.

(8) This security represents a junior tranche whereby the holder is entitled to all residual interest, if any, which can vary. The rate listed is the investment adviser's estimated rate of residual interest as of the reporting date.

1-800-392-CORE (2673) ■ www.westcore.com	125

Westcore Equity Funds

	Westcore	Westcore
	MIDCO	Growth
	Growth Fund	Fund

Assets
Investments at value (cost - see below)	$182,089,749	$182,959,506
- see accompanying statements
Cash and cash equivalents	0	0
Receivable for investments sold	1,144,471	2,536,659
Dividends and interest receivable	63,525	158,767
Receivable for fund shares subscribed	44,527	185,518
Investment for trustee deferred compensation plan	275,313	15,322
Prepaid and other assets	33,194	48,854

Total Assets	183,650,779	185,904,626

Liabilities
Payable for investments purchased	0	5,978,083
Payable for fund shares redeemed	110,386	59,608
Payable for investment advisory fee	102,632	98,185
Payable for administration fee	47,369	43,576
Payable for trustee deferred compensation plan	275,313	15,322
Payable for trustee and officer fees	6,441	1,942
Other payables	23,456	9,831

Total Liabilities	565,597	6,206,547

Net Assets	$183,085,182	$179,698,079

Composition of Net Assets
Paid-in capital	$150,710,801	$164,912,880
(Over)/Undistributed net investment income	(352,376)	39,431
Accumulated net realized gain / (loss)
on investments and foreign currency transactions	(1,836,437)	514,629
Net unrealized appreciation / (depreciation)
on investments and translation of assets and
liabilities denominated in foreign currencies	34,563,194	14,231,139

Net Assets	$183,085,182	$179,698,079

Net Asset Value Per Share
Net Assets	$183,085,182	$179,698,079
Shares of beneficial interest outstanding	26,041,760	15,303,757

Net asset value and redemption price per share	$7.03	$11.74

Cost of Investments	$147,526,555	$168,728,367

See Notes to Financial Statements
126	Annual Report May 31, 2005

Westcore Equity Funds (continued)

	Westcore	Westcore
	Select	International
	Fund	Frontier Fund

Assets
Investments at value (cost - see below)	$9,188,101	$21,206,623
- see accompanying statements
Cash and cash equivalents	0	0
Receivable for investments sold	0	0
Dividends and interest receivable	557	62,862
Receivable for fund shares subscribed	190	136,907
Investment for trustee deferred compensation plan	5,817	4,927
Prepaid and other assets	13,111	18,221

Total Assets	9,207,776	21,429,540

Liabilities
Payable for investments purchased	0	0
Payable for fund shares redeemed	7,239	2,114
Payable for investment advisory fee	2,500	11,005
Payable for administration fee	2,386	5,567
Payable for trustee deferred compensation plan	5,817	4,927
Payable for trustee and officer fees	394	269
Other payables	10,045	9,026

Total Liabilities	28,381	32,908

Net Assets	$9,179,395	$21,396,632

Composition of Net Assets
Paid-in capital	$11,663,955	$29,226,807
(Over)/Undistributed net investment income	(6,193)	59,506
Accumulated net realized gain / (loss)
on investments and foreign currency transactions	(3,578,487)	(11,102,642)
Net unrealized appreciation / (depreciation)
on investments and translation of assets and
liabilities denominated in foreign currencies	1,100,120	3,212,961

Net Assets	$9,179,395	$21,396,632

Net Asset Value Per Share
Net Assets	$9,179,395	$21,396,632
Shares of beneficial interest outstanding	750,459	2,051,810

Net asset value and redemption price per share	$12.23	$10.43

Cost of Investments	$8,087,981	$17,993,663

See Notes to Financial Statements
1-800-392-CORE (2673) ■ www.westcore.com	127

Westcore Equity Funds (continued)

	Westcore	Westcore
	Blue Chip	Mid-Cap
	Fund	Value Fund+

Assets
Investments at value (cost - see below)	$64,285,249	$30,636,267
- see accompanying statements
Cash and cash equivalents	0	0
Receivable for investments sold	3,192,806	1,193,647
Dividends and interest receivable	78,370	43,970
Receivable for fund shares subscribed	14,458	67,602
Investment for trustee deferred compensation plan	30,120	2,353
Prepaid and other assets	18,255	14,449

Total Assets	67,619,258	31,958,288

Liabilities
Payable for investments purchased	4,395,881	1,194,590
Payable for fund shares redeemed	0	0
Payable for investment advisory fee	34,670	14,710
Payable for administration fee	16,148	7,819
Payable for trustee deferred compensation plan	30,120	2,353
Payable for trustee and officer fees	3,174	358
Other payables	21,061	5,293

Total Liabilities	4,501,054	1,225,123

Net Assets	$63,118,204	$30,733,165

Composition of Net Assets
Paid-in capital	$50,585,233	$24,847,603
(Over)/Undistributed net investment income	235,511	49,091
Accumulated net realized gain / (loss)
on investments and foreign currency transactions	1,938,353	1,251,240
Net unrealized appreciation / (depreciation)
on investments and translation of assets and
liabilities denominated in foreign currencies	10,359,107	4,585,231

Net Assets	$63,118,204	$30,733,165

Net Asset Value Per Share
Net Assets	$63,118,204	$30,733,165
Shares of beneficial interest outstanding	4,848,569	1,752,462

Net asset value and redemption price per share	$13.02	$17.54

Cost of Investments	$53,926,142	$26,051,036

+ Formerly Westcore Mid-Cap Opportunity Fund

See Notes to Financial Statements
128	Annual Report May 31, 2005

Westcore Equity Funds (continued)

	Westcore	Westcore
	Small-Cap	Small-Cap
	Opportunity Fund	Value Fund*

Assets
Investments at value (cost - see below)	$17,959,597	$16,182,457
- see accompanying statements
Cash and cash equivalents	0	0
Receivable for investments sold	1,386,387	101,524
Dividends and interest receivable	7,899	13,794
Receivable from Advisor	0	7,631
Receivable for fund shares subscribed	24,075	50,804
Investment for trustee deferred compensation plan	25,970	67
Prepaid and other assets	21,000	5,918

Total Assets	19,424,928	16,362,195

Liabilities
Payable for investments purchased	979,773	309,324
Payable for fund shares redeemed	0	6,000
Payable for investment advisory fee	10,475	0
Payable for administration fee	4,765	403
Payable for trustee deferred compensation plan	25,970	67
Payable for trustee and officer fees	234	757
Other payables	9,291	13,616

Total Liabilities	1,030,508	330,167

Net Assets	$18,394,420	$16,032,028

Composition of Net Assets
Paid-in capital	$14,144,562	$16,037,460
(Over)/Undistributed net investment income	(29,038)	40,761
Accumulated net realized gain / (loss)
on investments and foreign currency transactions	1,767,711	(899)
Net unrealized appreciation / (depreciation)
on investments and translation of assets and
liabilities denominated in foreign currencies	2,511,185	(45,294)

Net Assets	$18,394,420	$16,032,028

Net Asset Value Per Share
Net Assets	$18,394,420	$16,032,028
Shares of beneficial interest outstanding	526,159	1,636,238

Net asset value and redemption price per share	$34.96	$9.80

Cost of Investments	$15,448,412	$16,227,751

* For the period December 13, 2004 (inception of offering) to May 31, 2005.

See Notes to Financial Statements
1-800-392-CORE (2673) ■ www.westcore.com	129

Westcore Bond Funds

	Westcore	Westcore	Westcore
	Flexible	Plus Bond	Colorado
	Income Fund	Fund	Tax-Exempt Fund

Assets
Investments at value (cost - see below)	$161,894,084	$224,910,929	$58,419,491
- see accompanying statements
Cash and cash equivalents	2,746	34,858	1,075,166
Receivable for investments sold	0	0	0
Dividends and interest receivable	2,493,822	3,175,636	964,547
Receivable for fund shares subscribed	289,211	822,642	20,100
Investment for trustee deferred compensation plan	13,637	34,472	19,332
Prepaid and other assets	33,774	34,917	17,334

Total Assets	164,727,274	229,013,454	60,515,970

Liabilities
Payable for investments purchased	729,725	2,173,447	1,075,166
Payable for fund shares redeemed	744,774	125,356	37,759
Payable for investment advisory fee	28,092	0	6,754
Payable for administration fee	40,547	46,153	14,849
Payable for trustee deferred compensation plan	13,637	34,472	19,332
Payable for trustee and officer fees	1,919	2,566	753
Other payables	10,605	22,135	15,299

Total Liabilities	1,569,299	2,404,129	1,169,912

Net Assets	$163,157,975	$226,609,325	$59,346,058

Composition of Net Assets
Paid-in capital	$164,840,000	$226,589,286	$57,251,780
(Over)/Undistributed net investment income	52,582	51,888	(12,180)
Accumulated net realized gain / (loss) on
investments and foreign currency transactions	233,661	(722,282)	(8,852)
Net unrealized appreciation / (depreciation)
on investments and translation of assets and	(1,968,268)	690,433	2,115,310
liabilities denominated in foreign currencies

Net Assets	$163,157,975	$226,609,325	$59,346,058

Net Asset Value Per Share
Net Assets	$163,157,975	$226,609,325	$59,346,058
Shares of beneficial interest outstanding	16,371,071	21,180,183	5,244,386

Net asset value and redemption price per share	$9.97	$10.70	$11.32

Cost of Investments	$163,862,352	$224,220,496	$56,304,181

See Notes to Financial Statements
130	Annual Report May 31, 2005

Westcore Equity Funds
For the Year Ended May 31, 2005

	Westcore	Westcore
	MIDCO	Growth
	Growth Fund	Fund

Investment Income
Dividends (net of foreign withholding taxes of $1,519 and
$18,690 for MIDCO Growth and Growth Fund, respectively)	$738,726	$1,487,965
Interest	154,760	57,893

Total Income	893,486	1,545,858

Expenses
Investment advisory fees	1,174,889	789,186
Administrative fees	542,675	364,240
Transfer agent fees	90,106	84,030
Fund accounting fees and expenses	55,542	39,347
Legal fees	9,116	6,832
Printing expenses	34,492	25,906
Registration fees	20,610	20,814
Audit fees	16,636	9,224
Custodian fees	16,072	12,662
Insurance	13,740	8,356
Trustee fees and expenses	25,325	18,969
Chief compliance officer fee	10,741	7,917
Merger related expenses	0	0
Other	4,567	3,573

Total expenses before waivers	2,014,511	1,391,056
Expenses waived by:
Investment adviser	0	0
Administrators	0	0
Expenses reimbursed by:
Investment adviser for merger	0	0

Net Expenses	2,014,511	1,391,056

Net Investment Income / (Loss)	(1,121,025)	154,802

Realized and Unrealized Gain/(Loss)
Net realized gain/(loss) from:
Investments	9,912,887	2,331,792
Foreign currency transactions	0	0

Net realized gain/(loss)	9,912,887	2,331,792
Net change in unrealized appreciation/(depreciation) on:
Investments	(2,465,530)	8,429,646
Translation of assets and liabilities
denominated in foreign currencies	0	0
Net change	(2,465,530)	8,429,646
Net Realized And Unrealized Gain/(Loss)	7,447,357	10,761,438

Net Increase/(Decrease) In Net Assets
Resulting From Operations	$6,326,332	$10,916,240

See Notes to Financial Statements
1-800-392-CORE (2673) ■ www.westcore.com	131

Westcore Equity Funds (continued)
For the Year Ended May 31, 2005

	Westcore	Westcore
	Select	International
	Fund	Frontier Fund

Investment Income
Dividends (net of foreign withholding taxes of $42,460 for
International Frontier Fund)	$27,825	$330,228
Interest	7,605	21,000

Total Income	35,430	351,228

Expenses
Investment advisory fees	54,013	232,059
Administrative fees	24,929	58,015
Transfer agent fees	17,212	22,296
Fund accounting fees and expenses	30,876	44,496
Legal fees	482	1,164
Printing expenses	756	3,880
Registration fees	13,668	14,990
Audit fees	5,824	7,048
Custodian fees	1,968	22,674
Insurance	740	1,472
Trustee fees and expenses	1,116	2,305
Chief compliance officer fee	512	1,194
Merger related expenses	0	0
Other	234	570

Total expenses before waivers	152,330	412,163
Expenses waived by:
Investment adviser	(51,513)	(121,998)
Administrators	(5,395)	0
Expenses reimbursed by:
Investment adviser for merger	0	0

Net Expenses	95,422	290,165

Net Investment Income / (Loss)	(59,992)	61,063

Realized and Unrealized Gain/(Loss)
Net realized gain/(loss) from:
Investments	720,957	(292,349)
Foreign currency transactions	0	611,079

Net realized gain/(loss)	720,957	318,730
Net change in unrealized appreciation/
(depreciation) on:
Investments	(204,209)	875,892
Translation of assets and liabilities
denominated in foreign currencies	0	(391,216)

Net change	(204,209)	484,676
Net Realized And Unrealized Gain/(Loss)	516,748	803,406

Net Increase/(Decrease) In Net Assets
Resulting From Operations	$456,756	$864,469

See Notes to Financial Statements
132	Annual Report May 31, 2005

Westcore Equity Funds (continued)
For the Year Ended May 31, 2005

	Westcore	Westcore
	Blue Chip	Mid-Cap
	Fund	Value Fund+

Investment Income
Dividends (net of foreign withholding taxes of $8,104 and $829
for Blue Chip and Mid-Cap Value Fund, respectively)	$805,964	$325,735
Interest	19,431	15,881

Total Income	825,395	341,616

Expenses
Investment advisory fees	310,736	168,854
Administrative fees	143,417	67,542
Transfer agent fees	26,730	15,738
Fund accounting fees and expenses	32,582	32,198
Legal fees	2,716	1,368
Printing expenses	10,894	5,002
Registration fees	15,016	15,004
Audit fees	9,534	6,506
Custodian fees	8,254	5,204
Insurance	2,924	1,466
Trustee fees and expenses	9,032	3,663
Chief compliance officer fee	3,224	1,458
Merger related expenses	25,940	0
Other	1,823	834

Total expenses before waivers	602,822	324,837
Expenses waived by:
Investment adviser	(26,393)	(43,415)
Administrators	0	0
Expenses reimbursed by:
Investment adviser for merger	(25,940)	0

Net Expenses	550,489	281,422

Net Investment Income / (Loss)	274,906	60,194

Realized and Unrealized Gain/(Loss)
Net realized gain/(loss) from:
Investments	3,613,485	1,746,228
Foreign currency transactions	0	0

Net realized gain/(loss)	3,613,485	1,746,228
Net change in unrealized appreciation/
(depreciation) on:
Investments	5,675,264	2,184,317
Translation of assets and liabilities
denominated in foreign currencies	0	0

Net change	5,675,264	2,184,317
Net Realized And Unrealized Gain/(Loss)	9,288,749	3,930,545

Net Increase/(Decrease) In Net Assets
Resulting From Operations	$9,563,655	$3,990,739

+ Formerly Westcore Mid-Cap Opportunity Fund
See Notes to Financial Statements
1-800-392-CORE (2673) ■ www.westcore.com	133

Westcore Equity Funds (continued)
For the Year Ended May 31, 2005

	Westcore	Westcore
	Small-Cap	Small-Cap
	Opportunity Fund	Value Fund*

Investment Income
Dividends	$188,284	$76,727
Interest	11,182	4,784

Total Income	199,466	81,511

Expenses
Investment advisory fees	266,003	31,109
Administrative fees	79,801	9,333
Transfer agent fees	25,112	5,884
Fund accounting fees and expenses	32,320	14,560
Legal fees	904	269
Printing expenses	3,588	1,004
Registration fees	15,477	12,353
Audit fees	8,548	6,475
Custodian fees	8,000	8,304
Insurance	2,728	391
Trustee fees and expenses	2,598	1,057
Chief compliance officer fee	1,279	277
Merger related expenses	0	0
Other	331	156

Total expenses before waivers	446,689	91,172
Expenses waived by:
Investment adviser	(100,898)	(31,109)
Administrators	0	(9,333)
Expenses reimbursed by:
Investment adviser	0	(10,362)

Net Expenses	345,791	40,368

Net Investment Income / (Loss)	(146,325)	41,143

Realized and Unrealized Gain/(Loss)
Net realized gain/(loss) from:
Investments	2,460,895	(1,526)
In-kind redemptions	2,465,135	0

Net realized gain/(loss)	4,926,030	(1,526)
Net change in unrealized appreciation/
(depreciation) on:
Investments	(2,109,235)	(45,294)
Translation of assets and liabilities
denominated in foreign currencies	0	0

Net change	(2,109,235)	(45,294)
Net Realized And Unrealized Gain/(Loss)	2,816,795	(46,820)

Net Increase/(Decrease) In Net Assets
Resulting From Operations	$2,670,470	$(5,677)

* For the period December 13, 2004 (inception of offering) to May 31, 2005.
See Notes to Financial Statements
134	Annual Report May 31, 2005

Westcore Bond Funds
For the Year Ended May 31, 2005

	Westcore	Westcore	Westcore
	Flexible	Plus Bond	Colorado
	Income Fund	Fund	Tax-Exempt Fund

Investment Income
Dividends (net of foreign withholding taxes of
$1,748 for Flexible Income Fund)	$2,524,401	$615,278	$0
Interest	6,636,514	8,682,736	2,426,306

Total Income	9,160,915	9,298,014	2,426,306

Expenses
Investment advisory fees	516,123	677,877	279,945
Administrative fees	344,082	451,918	167,967
Transfer agent fees	80,032	95,355	19,077
Fund accounting fees and expenses	47,574	59,463	46,415
Legal fees	6,845	8,713	3,066
Printing expenses	27,011	33,647	10,688
Registration fees	30,236	30,118	3,188
Audit fees	9,491	10,478	10,179
Custodian fees	8,805	11,825	5,440
Insurance	7,304	9,505	4,144
Trustee fees and expenses	19,766	24,603	8,025
Chief compliance officer fee	7,763	10,204	3,431
Merger related expenses	0	87,452	39,296
Other	4,055	4,769	49

Total expenses before waivers	1,109,087	1,515,927	600,910
Expenses waived by:
Investment adviser	(136,138)	(600,336)	(197,233)
Administrators	0	0	0
Expenses reimbursed by:
Investment adviser for merger	0	(87,452)	(39,296)

Net Expenses	972,949	828,139	364,381

Net Investment Income / (Loss)	8,187,966	8,469,875	2,061,925

Realized and Unrealized Gain / (Loss)
Net realized gain/(loss) from:
Investments	(173,324)	(282,726)	639,536
Foreign currency transactions	0	0	0

Net realized gain/(loss)	(173,324)	(282,726)	639,536
Net change in unrealized appreciation/
(depreciation) on:
Investments	(988,808)	962,997	255,194
Translation of assets and liabilities
demoninated in foreign currencies	908	0	0

Net change	(987,900)	962,997	255,194
Net Realized and Unrealized Gain / (Loss)	(1,161,224)	680,271	894,730

Net Increase/(Decrease) in Net Assets
Resulting From Operations	$7,026,742	$9,150,146	$2,956,655

See Notes to Financial Statements
1-800-392-CORE (2673) ■ www.westcore.com	135

Westcore MIDCO Growth Fund
	Year Ended	Year Ended
	May 31, 2005	May 31, 2004

Operations
Net investment income/(loss)	$(1,121,025)	$(996,478)
Net realized gain/(loss) from investment transactions	9,912,887	13,641,134
Change in unrealized net appreciation or depreciation
of investments	(2,465,530)	13,967,115

Net increase/(decrease) in net assets resulting from operations	6,326,332	26,611,771

Dividends and Distributions
From net investment income	0	0
From net realized gain from investment transactions	0	0

Decrease in net assets from dividends and distributions	0	0

Beneficial Interest Transactions (Note 2)
Shares sold	40,080,949	51,595,972
Shares issued in reinvestment of dividends and distributions	0	0

	40,080,949	51,595,972
Shares redeemed	(43,488,962)	(22,363,510)

Net increase/(decrease) from beneficial interest transactions	(3,408,013)	29,232,462

Redemption fees	7,801	5,374

Net Increase/(Decrease) In Net Assets	2,926,120	55,849,607
Net Assets:
Beginning of period	180,159,062	124,309,455

End of period (including (over)/undistributed net investment
income of ($352,376) and ($344,507), respectively)	$183,085,182	$180,159,062

See Notes to Financial Statements
136	Annual Report May 31, 2005

Westcore Growth Fund
	Year Ended	Year Ended
	May 31, 2005	May 31, 2004

Operations
Net investment income/(loss)	$154,802	$(133,986)
Net realized gain/(loss) from investment transactions	2,331,792	2,701,321
Change in unrealized net appreciation or depreciation
of investments	8,429,646	4,133,078

Net increase/(decrease) in net assets resulting from operations	10,916,240	6,700,413

Dividends and Distributions
From net investment income	(103,575)	0
From net realized gain from investment transactions	(2,212,450)	0

Decrease in net assets from dividends and distributions	(2,316,025)	0

Beneficial Interest Transactions (Note 2)
Shares sold	108,054,079	51,680,713
Shares issued in reinvestment of dividends and distributions	2,204,638	0

	110,258,717	51,680,713
Shares redeemed	(21,180,083)	(9,237,808)

Net increase/(decrease) from beneficial interest transactions	89,078,634	42,442,905

Redemption fees	6,067	5,396

Net Increase/(Decrease) in Net Assets	97,684,916	49,148,714
Net Assets:
Beginning of period	82,013,163	32,864,449

End of period (including (over)/undistributed net investment
income of $39,431 and ($13,331), respectively)	$179,698,079	$82,013,163

See Notes to Financial Statements
1-800-392-CORE (2673) ■ www.westcore.com	137

Westcore Select Fund
	Year Ended	Year Ended
	May 31, 2005	May 31, 2004

Operations
Net investment income/(loss)	$(59,992)	$(50,941)
Net realized gain/(loss) from investment transactions	720,957	290,921
Change in unrealized net appreciation or depreciation
of investments	(204,209)	1,187,329

Net increase/(decrease) in net assets resulting from operations	456,756	1,427,309

Dividends and Distributions
From net investment income	0	0
From net realized gain from investment transactions	0	0

Decrease in net assets from dividends and distributions	0	0

Beneficial Interest Transactions (Note 2)
Shares sold	3,430,409	825,701
Shares issued in reinvestment of dividends and distributions	0	0

	3,430,409	825,701
Shares redeemed	(2,239,745)	(2,044,147)

Net increase/(decrease) from beneficial interest transactions	1,190,664	(1,218,446)

Redemption fees	144	146

Net Increase/(Decrease) in Net Assets	1,647,564	209,009
Net Assets:
Beginning of period	7,531,831	7,322,822

End of period (including (over)/undistributed net investment
income of ($6,193) and ($7,697), respectively)	$9,179,395	$7,531,831

See Notes to Financial Statements
138	Annual Report May 31, 2005

Westcore International Frontier Fund
	Year Ended	Year Ended
	May 31, 2005	May 31, 2004

Operations
Net investment income/(loss)	$61,063	$29,578
Net realized gain/(loss) from investments and
foreign currency transactions	318,730	1,627,283
Change in unrealized net appreciation or depreciation
of investments and translation of assets and liabilities
denominated in foreign currencies	484,676	2,152,380

Net increase/(decrease) in net assets resulting from operations	864,469	3,809,241

Dividends and Distributions
From net investment income	(21,912)	(7,681)
From net realized gain from investment transactions	0	0

Decrease in net assets from dividends and distributions	(21,912)	(7,681)

Beneficial Interest Transactions (Note 2)
Shares sold	14,097,199	7,308,628
Shares issued in reinvestment of dividends and distributions	20,342	7,148

	14,117,541	7,315,776
Shares redeemed	(7,490,056)	(7,209,499)

Net increase/(decrease) from beneficial interest transactions	6,627,485	106,277

Redemption fees	5,748	31,184

Net Increase/(Decrease) in Net Assets	7,475,790	3,939,021
Net Assets:
Beginning of period	13,920,842	9,981,821

End of period (including (over)/undistributed net investment
income of $59,506 and $14,668, respectively)	$21,396,632	$13,920,842

See Notes to Financial Statements
1-800-392-CORE (2673) ■ www.westcore.com	139

Westcore Blue Chip Fund
	Year Ended	Year Ended
	May 31, 2005	May 31, 2004

Operations
Net investment income/(loss)	$274,906	$21,889
Net realized gain/(loss) from investment transactions	3,613,485	2,494,490
Change in unrealized net appreciation or depreciation
of investments	5,675,264	3,113,062

Net increase/(decrease) in net assets resulting from operations	9,563,655	5,629,441

Dividends and Distributions
From net investment income	0	(38,019)
From net realized gain from investment transactions	0	0

Decrease in net assets from dividends and distributions	0	(38,019)

Beneficial Interest Transactions (Note 2)
Shares sold	779,481	1,575,789
Shares issued in connection with acquisition of Aristata Equity Fund	28,569,298	0
Shares issued in reinvestment of dividends and distributions	0	37,505

	29,348,779	1,613,294
Shares redeemed	(9,232,818)	(4,548,454)

Net increase/(decrease) from beneficial interest transactions	20,115,961	(2,935,160)

Redemption fees	85	210

Net Increase/(Decrease) In Net Assets	29,679,701	2,656,472
Net Assets:
Beginning of period	33,438,503	30,782,031

End of period (including (over)/undistributed net investment
income of $235,511 and ($33,749), respectively)	$63,118,204	$33,438,503

See Notes to Financial Statements
140	Annual Report May 31, 2005

Westcore Mid-Cap Value Fund (formerly Westcore Mid-Cap Opportunity Fund)

	Year Ended	Year Ended
	May 31, 2005	May 31, 2004

Operations
Net investment income/(loss)	$60,194	$(17,608)
Net realized gain/(loss) from investment transactions	1,746,228	1,575,111
Change in unrealized net appreciation or depreciation
of investments	2,184,317	1,865,213

Net increase/(decrease) in net assets resulting from operations	3,990,739	3,422,716

Dividends and Distributions
From net investment income	0	(434)
From net realized gain from investment transactions	(970,000)	0

Decrease in net assets from dividends and distributions	(970,000)	(434)

Beneficial Interest Transactions (Note 2)
Shares sold	11,855,338	5,000,482
Shares issued in reinvestment of dividends and distributions	906,729	425

	12,762,067	5,000,907
Shares redeemed	(2,617,587)	(1,491,003)

Net increase/(decrease) from beneficial interest transactions	10,144,480	3,509,904

Redemption fees	82	1,078

Net Increase/(Decrease) In Net Assets	13,165,301	6,933,264
Net Assets:
Beginning of period	17,567,864	10,634,600

End of period (including (over)/undistributed net investment
income of $49,091 and ($1,538), respectively)	$30,733,165	$17,567,864

See Notes to Financial Statements
1-800-392-CORE (2673) ■ www.westcore.com	141

Westcore Small-Cap Opportunity Fund
	Year Ended	Year Ended
	May 31, 2005	May 31, 2004

Operations
Net investment income/(loss)	$(146,325)	$(210,857)
Net realized gain/(loss) from investment transactions	2,460,895	5,699,089
Net realized gain/(loss) from in-kind redemption	2,465,135	0
Change in unrealized net appreciation or depreciation
of investments	(2,109,235)	3,627,013

Net increase/(decrease) in net assets resulting from operations	2,670,470	9,115,245

Dividends and Distributions
From net investment income	0	0
From net realized gain from investment transactions	(800,000)	0

Decrease in net assets from dividends and distributions	(800,000)	0

Beneficial Interest Transactions (Note 2)
Shares sold	10,585,956	21,139,258
Shares issued in reinvestment of dividends and distributions	770,651	0

	11,356,607	21,139,258
Shares redeemed	(28,873,656)	(23,127,930)

Net increase/(decrease) from beneficial interest transactions	(17,517,049)	(1,988,672)

Redemption fees	1,268	13,775

Net Increase/(Decrease) In Net Assets	(15,645,311)	7,140,348
Net Assets:
Beginning of period	34,039,731	26,899,383

End of period (including (over)/undistributed net investment
income of ($29,038) and ($25,033), respectively)	$18,394,420	$34,039,731

See Notes to Financial Statements
142	Annual Report May 31, 2005

Westcore Small-Cap Value Fund
For the Period
December 13, 2004
(inception) to
May 31, 2005

Operations
Net investment income/(loss)	$41,143
Net realized gain/(loss) from investment transactions	(1,526)
Change in unrealized net appreciation or depreciation
of investments	(45,294)

Net increase/(decrease) in net assets resulting from operations	(5,677)

Dividends and Distributions
From net investment income	0
From net realized gain from investment transactions	0

Decrease in net assets from dividends and distributions	0

Beneficial Interest Transactions (Note 2)
Shares sold	16,467,896
Shares issued in reinvestment of dividends and distributions	0

16,467,896
Shares redeemed	(530,349)

Net increase/(decrease) from beneficial interest transactions	15,937,547

Redemption fees	158

Net Increase/(Decrease) In Net Assets	15,932,028
Net Assets:
Beginning of period	100,000

End of period (including undistributed net investment
income of $40,761)	$16,032,028

See Notes to Financial Statements
1-800-392-CORE (2673) ■ www.westcore.com	143

Westcore Flexible Income Fund
	Year Ended	Year Ended
	May 31, 2005	May 31, 2004

Operations
Net investment income/(loss)	$8,187,966	$2,631,592
Net realized gain/(loss) from investment transactions	(173,324)	166,497
Change in unrealized net appreciation or depreciation
of investments	(987,900)	(760,283)

Net increase/(decrease) in net assets resulting from operations	7,026,742	2,037,806

Dividends and Distributions
From net investment income	(7,563,511)	(2,524,274)
From net realized gain from investment transactions	0	0

Decrease in net assets from dividends and distributions	(7,563,511)	(2,524,274)

Beneficial Interest Transactions (Note 2)
Shares sold	130,649,643	73,099,534
Shares issued in reinvestment of dividends and distributions	7,047,368	2,373,050

	137,697,011	75,472,584
Shares redeemed	(35,345,399)	(23,516,419)

Net increase/(decrease) from beneficial interest transactions	102,351,612	51,956,165

Redemption fees	40,857	106,495

Net Increase/(Decrease) In Net Assets	101,855,700	51,576,192
Net Assets:
Beginning of period	61,302,275	9,726,083

End of period (including (over)/undistributed net investment
income of $52,582 and ($20,768) respectively)	$163,157,975	$61,302,275

See Notes to Financial Statements
144	Annual Report May 31, 2005

Westcore Plus Bond Fund
	Year Ended	Year Ended
	May 31, 2005	May 31, 2004

Operations
Net investment income/(loss)	$8,469,875	$3,553,182
Net realized gain/(loss) from investment transactions	(282,726)	1,269,410
Change in unrealized net appreciation or depreciation
of investments	962,997	(2,088,279)

Net increase/(decrease) in net assets resulting from operations	9,150,146	2,734,313

Dividends and Distributions
From net investment income	(8,246,286)	(3,463,730)
From net realized gain from investment transactions	(979,039)	(126,352)

Decrease in net assets from dividends and distributions	(9,225,325)	(3,590,082)

Beneficial Interest Transactions (Note 2)
Shares sold	145,420,368	44,022,819
Capital contribution from in-kind transfer	5,689,168	0
Shares issued in connection with acquisition of Aristata
Quality Bond	10,600,469	0
Shares issued in reinvestment of dividends and distributions	8,551,713	3,382,451

	170,261,718	47,405,270
Shares redeemed	(30,304,330)	(12,601,249)

Net increase/(decrease) from beneficial interest transactions	139,957,388	34,804,021

Redemption fees	21,495	30,580

Net Increase/(Decrease) In Net Assets	139,903,704	33,978,832
Net Assets:
Beginning of period	86,705,621	52,726,789

End of period (including (over)/undistributed net investment
income of $51,888 and ($47,773), respectively)	$226,609,325	$86,705,621

See Notes to Financial Statements
1-800-392-CORE (2673) ■ www.westcore.com	145

Westcore Colorado Tax-Exempt Fund
	Year Ended	Year Ended
	May 31, 2005	May 31, 2004

Operations
Net investment income/(loss)	$2,061,925	$1,931,554
Net realized gain/(loss) from investment transactions	639,536	(33,444)
Change in unrealized net appreciation or depreciation of investments	255,194	(2,393,098)

Net increase/(decrease) in net assets resulting from operations	2,956,655	(494,988)

Dividends and Distributions
From net investment income	(2,066,589)	(1,928,152)
From net realized gain from investment transactions	0	0

Decrease in net assets from dividends and distributions	(2,066,589)	(1,928,152)

Beneficial Interest Transactions (Note 2)
Shares sold	10,093,135	13,329,935
Shares issued in connection with acquisition of Aristata Colorado
Quality Tax-Exempt	9,926,142	0
Shares issued in reinvestment of dividends and distributions	1,721,037	1,489,207

	21,740,314	14,819,142
Shares redeemed	(13,511,864)	(17,636,925)

Net increase/(decrease) from beneficial interest transactions	8,228,450	(2,817,783)

Redemption fees	398	7,014

Net Increase/(Decrease) In Net Assets	9,118,914	(5,233,909)
Net Assets:
Beginning of period	50,227,144	55,461,053

End of period (including (over)/undistributed net investment
income of ($12,180) and ($13,765), respectively)	$59,346,058	$50,227,144

See Notes to Financial Statements
146	Annual Report May 31, 2005

This Page Intentionally Left Blank

1-800-392-CORE (2673) ■ www.westcore.com	147

Westcore MIDCO Growth Fund
Selected data for a share of beneficial interest outstanding throughout the period indicated.

	Year Ended	Year Ended	Year Ended
	May 31,	May 31,	May 31,
	2005	2004	2003

Net asset value - beginning of the period	$6.79	$5.69	$5.81

Income from investment operations
Net investment income/(loss)	(0.04)	(0.03)	(0.02)
Net realized and unrealized gain/(loss) on investments	0.28	1.13	(0.10)

Total income/(loss) from investment operations	0.24	1.10	(0.12)

Dividends and Distributions
From net investment income	(0.00)	(0.00)	(0.00)
From net realized gain from investment transactions	(0.00)	(0.00)	(0.00)

Total distributions	(0.00)	(0.00)	(0.00)

Paid in-capital from redemption fees	(0.00)(2)	-	-

Net asset value - end of period	$7.03	$6.79	$5.69

Total return	3.53%	19.33%	(2.07)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$183,085	$180,159	$124,309

Ratio of expenses to average net assets	1.11%	1.14%	1.15%

Ratio of expenses to average net assets without fee waivers	1.11%	1.18%	1.41%

Ratio of net investment income/(loss) to average net assets	(0.62)%	(0.62)%	(0.57)%

Ratio of net investment income/(loss) to average net assets without fee waivers	(0.62)%	(0.66)%	(0.83)%

Portfolio turnover rate(1)	83.60%	53.11%	49.48%

148	Annual Report May 31, 2005

	Year Ended	Year Ended
	May 31,	May 31,
	2002	2001

Net asset value - beginning of the period	$5.97	$18.09

Income from investment operations
Net investment income/(loss)	(0.05)	(0.06)
Net realized and unrealized gain/(loss) on investments	(0.11)	(2.10)

Total income/(loss) from investment operations	(0.16)	(2.16)

Dividends and Distributions
From net investment income	(0.00)	(0.00)
From net realized gain from investment transactions	(0.00)	(9.96)

Total distributions	(0.00)	(9.96)

Paid in-capital from redemption fees	-	-

Net asset value - end of period	$5.81	$5.97

Total return	(2.68)%	(14.81)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$114,450	$146,441

Ratio of expenses to average net assets	1.15%	1.15%

Ratio of expenses to average net assets without fee waivers	1.33%	1.27%

Ratio of net investment income/(loss) to average net assets	(0.75)%	(0.72)%

Ratio of net investment income/(loss) to average net assets without fee waivers	(0.92)%	(0.84)%

Portfolio turnover rate(1)	67.04%	190.77%

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the year ended May 31, 2005 were $144,843,191 and $161,324,506, respectively.

(2) Less than ($.005) per share.

See Notes to Financial Statements

1-800-392-CORE (2673) ■ www.westcore.com	149

Westcore Growth Fund
Selected data for a share of beneficial interest outstanding throughout the period indicated.

	Year Ended	Year Ended	Year Ended
	May 31,	May 31,	May 31,
	2005	2004	2003

Net asset value - beginning of the period	$11.01	$9.25	$10.48

Income from investment operations
Net investment income/(loss)	0.01	(0.02)	(0.01)
Net realized and unrealized gain/(loss) on investments	0.94	1.78	(1.22)

Total income/(loss) from investment operations	0.95	1.76	(1.23)

Dividends and Distributions
From net investment income	(0.01)	(0.00)	(0.00)
From net realized gain from investment transactions	(0.21)	(0.00)	(0.00)

Total distributions	(0.22)	(0.00)	(0.00)

Paid in-capital from redemption fees	(0.00)(2)	-	-

Net asset value - end of period	$11.74	$11.01	$9.25

Total return	8.61%	19.03%	(11.74)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$179,698	$82,013	$32,864

Ratio of expenses to average net assets	1.13%	1.15%	1.15%

Ratio of expenses to average net assets without fee waivers	1.13%	1.26%	1.52%

Ratio of net investment income/(loss) to average net assets	0.13%	(0.26)%	(0.17)%

Ratio of net investment income/(loss) to average net assets without fee waivers	0.13%	(0.37)%	(0.54)%

Portfolio turnover rate(1)	113.23%	48.66%	41.19%

150	Annual Report May 31, 2005

	Year Ended	Year Ended
	May 31,	May 31,
	2002	2001

Net asset value - beginning of the period	$12.14	$15.24

Income from investment operations
Net investment income/(loss)	(0.03)	(0.04)
Net realized and unrealized gain/(loss) on investments	(1.53)	(0.73)

Total income/(loss) from investment operations	(1.56)	(0.77)

Dividends and Distributions
From net investment income	(0.00)	(0.00)
From net realized gain from investment transactions	(0.10)	(2.33)

Total distributions	(0.10)	(2.33)

Paid in-capital from redemption fees	-	-

Net asset value - end of period	$10.48	$12.14

Total return	(12.86)%	(5.54)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$25,827	$16,864

Ratio of expenses to average net assets	1.15%	1.15%

Ratio of expenses to average net assets without fee waivers	1.61%	1.64%

Ratio of net investment income/(loss) to average net assets	(0.38)%	(0.37)%

Ratio of net investment income/(loss) to average net assets without fee waivers	(0.85)%	(0.86)%

Portfolio turnover rate(1)	49.09%	65.07%

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period.  Purchases and sales of investment securities (excluding short-term securities) for the year ended May 31, 2005 were $222,913,148 and $135,060,417, respectively.

(2) Less than ($.005) per share.

See Notes to Financial Statements

1-800-392-CORE (2673) ■ www.westcore.com	151

Westcore Select Fund
Selected data for a share of beneficial interest outstanding throughout the period indicated.

	Year Ended	Year Ended	Year Ended
	May 31,	May 31,	May 31,
	2005	2004	2003

Net asset value - beginning of the period	$11.46	$9.46	$11.43

Income from investment operations
Net investment income/(loss)	(0.08)	(0.08)	(0.08)
Net realized and unrealized gain/(loss) on investments	0.85	2.08	(1.89)

Total income/(loss) from investment operations	0.77	2.00	(1.97)

Dividends and Distributions
From net investment income	(0.00)	(0.00)	(0.00)
From net realized gain from investment transactions	(0.00)	(0.00)	(0.00)

Total distributions	(0.00)	(0.00)	(0.00)

Paid in-capital from redemption fees	(0.00)(2)	-	-

Net asset value - end of period	$12.23	$11.46	$9.46

Total return	6.72%	21.14%	(17.24)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,179	$7,532	$7,323

Ratio of expenses to average net assets	1.15%	1.15%	1.15%

Ratio of expenses to average net assets without fee waivers	1.83%	2.08%	2.19%

Ratio of net investment income/(loss) to average net assets	(0.72)%	(0.68)%	(0.59)%

Ratio of net investment income/(loss) to average net assets without fee waivers	(1.40)%	(1.61)%	(1.63)%

Portfolio turnover rate(1)	107.49%	80.76%	105.70%

152	Annual Report May 31, 2005

	Year Ended	Year Ended
	May 31,	May 31,
	2002	2001

Net asset value - beginning of the period	$12.73	$22.48

Income from investment operations
Net investment income/(loss)	(0.09)	0.06
Net realized and unrealized gain/(loss) on investments	(1.21)	0.68

Total income/(loss) from investment operations	(1.30)	0.74

Dividends and Distributions
From net investment income	(0.00)	(0.08)
From net realized gain from investment transactions	0.00)	(10.41)

Total distributions	(0.00)	(10.49)

Paid in-capital from redemption fees	-	-

Net asset value - end of period	$11.43	$12.73

Total return	(10.21)%	6.03%(3)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$14,871	$31,617

Ratio of expenses to average net assets	1.15%	1.15%

Ratio of expenses to average net assets without fee waivers	1.59%	1.43%

Ratio of net investment income/(loss) to average net assets	(0.47)%	0.17%

Ratio of net investment income/(loss) to average net assets without fee waivers	(0.91)%	(0.11)%

Portfolio turnover rate(1)	1152.79%	1532.62%

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period.  Purchases and sales of investment securities (excluding short-term securities) for the year ended May 31, 2005 were $9,586,055 and $8,514,409, respectively.

(2) Less than ($.005) per share.

(3) A significant portion of the Fund's total return was attributable to its investments in the Initial Public Offering ("IPO") market.

See Notes to Financial Statements

1-800-392-CORE (2673) ■ www.westcore.com	153

Westcore International Frontier Fund
Selected data for a share of beneficial interest outstanding throughout the period indicated.

	Year Ended	Year Ended	Year Ended
	May 31,	May 31,	May 31,
	2005	2004	2003

Net asset value - beginning of the period	$9.97	$7.38	$7.49

Income from investment operations
Net investment income/(loss)	0.03	0.02	0.01
Net realized and unrealized gain/(loss) on investments	0.44	2.57	(0.12)

Total income/(loss) from investment operations	0.47	2.59	(0.11)

Dividends and Distributions
From net investment income	(0.01)	(0.00)(2)	(0.00)
From net realized gain from investment transactions	(0.00)	(0.00)	(0.00)

Total distributions	(0.01)	(0.00)	(0.00)

Paid in-capital from redemption fees	(0.00)(2)	-	-

Net asset value - end of period	$10.43	$9.97	$7.38

Total return	4.73%	35.16%	(1.47)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$21,397	$13,921	$9,982

Ratio of expenses to average net assets	1.50%	1.50%	1.50%

Ratio of expenses to average net assets without fee waivers	2.12%	2.39%	3.27%

Ratio of net investment income/(loss) to average net assets	0.31%	0.21%	0.28%

Ratio of net investment income/(loss) to average net assets without fee waivers	(0.31)%	(0.68)%	(1.49)%

Portfolio turnover rate(1)	51.95%	63.47%	42.73%

154	Annual Report May 31, 2005

	Year Ended	Year Ended
	May 31,	May 31,
	2002	2001

Net asset value - beginning of the period	$8.69	$11.60

Income from investment operations
Net investment income/(loss)	(0.11)	(0.02)
Net realized and unrealized gain/(loss) on investments	(1.09)	(2.56)

Total income/(loss) from investment operations	(1.20)	(2.58)

Dividends and Distributions
From net investment income	(0.00)	(0.02)
From net realized gain from investment transactions	(0.00)	(0.31)

Total distributions	(0.00)	(0.33)

Paid in-capital from redemption fees	-	-

Net asset value - end of period	$7.49	$8.69

Total return	(13.91)%	(22.56)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,673	$30,902

Ratio of expenses to average net assets	1.50%	1.50%

Ratio of expenses to average net assets without fee waivers	2.35%	2.03%

Ratio of net investment income/(loss) to average net assets	(0.75)%	(0.16)%

Ratio of net investment income/(loss) to average net assets without fee waivers	(1.60)%	(0.69)%

Portfolio turnover rate(1)	114.55%	61.28%

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period.  Purchases and sales of investment securities (excluding short-term securities) for the year ended May 31, 2005 were $15,347,532 and $9,408,526, respectively.

(2) Less than ($.005) per share.

See Notes to Financial Statements

1-800-392-CORE (2673) ■ www.westcore.com	155

Westcore Blue Chip Fund
Selected data for a share of beneficial interest outstanding throughout the period indicated.

	Year Ended	Year Ended	Year Ended
	May 31,	May 31,	May 31,
	2005	2004	2003

Net asset value - beginning of the period	$11.62	$9.79	$11.28

Income from investment operations
Net investment income/(loss)	0.06	0.01	0.04
Net realized and unrealized gain/(loss) on investments	1.34	1.83	(1.47)

Total income/(loss) from investment operations	1.40	1.84	(1.43)

Dividends and Distributions
From net investment income	(0.00)	(0.01)	(0.06)
From net realized gain from investment transactions	(0.00)	(0.00)	(0.00)

Total distributions	(0.00)	(0.01)	(0.06)

Paid in-capital from redemption fees	(0.00)(2)	-	-

Net asset value - end of period	$13.02	$11.62	$9.79

Total return	12.05%	18.83%	(12.63)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	63,118	$33,439	$30,782

Ratio of expenses to average net assets	1.15%	1.15%	1.15%

Ratio of expenses to average net assets without fee waivers	1.26%	1.34%	1.52%

Ratio of net investment income/(loss) to average net assets	0.57%	0.07%	0.47%

Ratio of net investment income/(loss) to average net assets without fee waivers	0.46%	(0.12)%	0.10%

Portfolio turnover rate(1)	58.40%	56.46%	49.12%

156	Annual Report May 31, 2005

	May 31,	May 31,
	2002	2001

Net asset value - beginning of the period	$13.65	$14.73

Income from investment operations
Net investment income/(loss)	0.03	0.05
Net realized and unrealized gain/(loss) on investments	(1.57)	0.90

Total income/(loss) from investment operations	(1.54)	0.95

Dividends and Distributions
From net investment income	(0.03)	(0.04)
From net realized gain from investment transactions	(0.80)	(1.99)

Total distributions	(0.83)	(2.03)

Paid in-capital from redemption fees	-	-

Net asset value - end of period	$11.28	$13.65

Total return	(11.33)%	7.88%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$42,612	$51,569

Ratio of expenses to average net assets	1.15%	1.15%

Ratio of expenses to average net assets without fee waivers	1.33%	1.29%

Ratio of net investment income/(loss) to average net assets	0.23%	0.35%

Ratio of net investment income/(loss) to average net assets without fee waivers	0.05%	0.20%

Portfolio turnover rate(1)	50.17%	119.69%

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period.  Purchases and sales of investment securities (excluding short-term securities) for the year ended May 31, 2005 were $27,722,842 and $32,478,710, respectively.

(2) Less than ($.005) per share.

See Notes to Financial Statements

1-800-392-CORE (2673) ■ www.westcore.com	157

Westcore Mid-Cap Value Fund (formerly Westcore Mid-Cap Opportunity Fund)
Selected data for a share of beneficial interest outstanding throughout the period indicated.

	Year Ended	Year Ended	Year Ended
	May 31,	May 31,	May 31,
	2005	2004	2003

Net asset value - beginning of the period	$15.28	$11.95	$13.26

Income from investment operations
Net investment income/(loss)	0.03	(0.02)	0.00(2)
Net realized and unrealized gain/(loss) on investments	2.99	3.35	(1.31)

Total income/(loss) from investment operations	3.02	3.33	(1.31)

Dividends and Distributions
From net investment income	(0.00)	(0.00)(2)	(0.00)(2)
From net realized gain from investment transactions	(0.77)	(0.00)	(0.00)

Total distributions	(0.77)	(0.00)	(0.00)

Paid in-capital from redemption fees	(0.00)(2)	-	-

Net asset value - end of period	$17.54	$15.28	$11.95

Total return	20.02%	27.87%	(9.85)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$30,733	$17,568	$10,635

Ratio of expenses to average net assets	1.25%	1.25%	1.25%

Ratio of expenses to average net assets without fee waivers	1.45%	1.66%	2.26%

Ratio of net investment income/(loss) to average net assets	0.26%	(0.12)%	0.03%

Ratio of net investment income/(loss) to average net assets without fee waivers	0.07%	(0.53)%	(0.98)%

Portfolio turnover rate(1)	63.31%	71.05%	50.36%

158	Annual Report May 31, 2005

	Year Ended	Year Ended
	May 31,	May 31,
	2002	2001

Net asset value - beginning of the period	$15.25	$14.48

Income from investment operations
Net investment income/(loss)	0.01	0.00
Net realized and unrealized gain/(loss) on investments	(0.94)	2.65

Total income/(loss) from investment operations	(0.93)	2.65

Dividends and Distributions
From net investment income	(0.00)	(0.00)
From net realized gain from investment transactions	(1.06)	(1.88)

Total distributions	(1.06)	(1.88)

Paid in-capital from redemption fees	-	-

Net asset value - end of period	$13.26	$15.25

Total return	(5.92)%	21.37%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,279	$4,837

Ratio of expenses to average net assets	1.25%	1.25%

Ratio of expenses to average net assets without fee waivers	2.75%	3.47%

Ratio of net investment income/(loss) to average net assets	(0.14)%	(0.10)%

Ratio of net investment income/(loss) to average net assets without fee waivers	(1.65)%	(2.32)%

Portfolio turnover rate(1)	67.11%	182.87%

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period.  Purchases and sales of investment securities (excluding short-term securities) for the year ended May 31, 2005 were $22,661,895 and $13,824,222, respectively.

(2) Less than ($.005) per share.

(3) A significant portion of the Fund's total return was attributable to its investments in the Initial Public Offering ("IPO") market.

See Notes to Financial Statements

1-800-392-CORE (2673) ■ www.westcore.com	159

Westcore Small-Cap Opportunity Fund
Selected data for a share of beneficial interest outstanding throughout the period indicated.

	Year Ended	Year Ended	Year Ended
	May 31,	May 31,	May 31,
	2005	2004	2003

Net asset value - beginning of the period	$32.71	$24.21	$27.47

Income from investment operations
Net investment income/(loss)	(0.30)	(0.20)	(0.06)
Net realized and unrealized gain/(loss) on investments	3.74	8.70	(3.20)

Total income/(loss) from investment operations	3.44	8.50	(3.26)

Dividends and Distributions
From net investment income	(0.00)	(0.00)	(0.00)
From net realized gain from investment transactions	(1.19)	(0.00)	(0.00)

Total distributions	(1.19)	(0.00)	(0.00)

Paid in-capital from redemption fees	(0.00)(2)	-	-

Net asset value - end of period	$34.96	$32.71	$24.21

Total return	10.33%	35.11%	(11.87)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$18,394	$34,040	$26,899

Ratio of expenses to average net assets	1.30%	1.30%	1.30%

Ratio of expenses to average net assets without fee waivers	1.69%	1.73%	1.96%

Ratio of net investment income/(loss) to average net assets	(0.55)%	(0.65)%	(0.25)%

Ratio of net investment income/(loss) to average net assets without fee waivers	(0.94)%	(1.08)%	(0.91)%

Portfolio turnover rate(1)	70.18%	110.33%	38.79%

160	Annual Report May 31, 2005

	Year Ended	Year Ended
	May 31,	May 31,
	2002	2001

Net asset value - beginning of the period	$26.11	$20.13

Income from investment operations
Net investment income/(loss)	(0.03)	(0.02)
Net realized and unrealized gain/(loss) on investments	1.39	6.00

Total income/(loss) from investment operations	1.36	5.98

Dividends and Distributions
From net investment income	(0.00)	(0.00)
From net realized gain from investment transactions	(0.00)	(0.00)

Total distributions	(0.00)	(0.00)

Paid in-capital from redemption fees	-	-

Net asset value - end of period	$27.47	$26.11

Total return	5.21%	29.71%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$40,030	$38,643

Ratio of expenses to average net assets	1.30%	1.30%

Ratio of expenses to average net assets without fee waivers	1.75%	1.81%

Ratio of net investment income/(loss) to average net assets	(0.11)%	(0.07)%

Ratio of net investment income/(loss) to average net assets without fee waivers	(0.57)%	(0.59)%

Portfolio turnover rate(1)	76.61%	190.81%

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period.  Purchases and sales of investment securities (excluding short-term securities) for the year ended May 31, 2005 were $18,230,329 and $35,897,098, respectively.

(2) Less than ($.005) per share.

See Notes to Financial Statements

1-800-392-CORE (2673) ■ www.westcore.com	161

Westcore Small-Cap Value Fund
Selected data for a share of beneficial interest outstanding throughout the period indicated.

For the Period
December 13, 2004
(inception) to
May 31, 2005

Net asset value - beginning of the period	$10.00

Income from investment operations
Net investment income/(loss)	0.03
Net realized and unrealized gain/(loss) on investments	(0.23)

Total income/(loss) from investment operations	(0.20)

Dividends and Distributions
From net investment income	(0.00)
From net realized gain from investment transactions	(0.00)

Total distributions	(0.00)

Paid in-capital from redemption fees	(0.00)(3)

Net asset value - end of period	$9.80

Total return	(2.00)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$16,032

Ratio of expenses to average net assets	1.30%(2)

Ratio of expenses to average net assets without fee waivers	2.94%(2)

Ratio of net investment income/(loss) to average net assets	1.33%(2)

Ratio of net investment income/(loss) to average net assets
without fee waivers	(0.31)%(2)

Portfolio turnover rate(1)	27.42%

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the period December 13, 2004 (inception) to May 31, 2005 were $17,038,404 and $2,017,029, respectively.
(2) Annualized.
(3) Less than ($.005) per share.

See Notes to Financial Statements
162	Annual Report May 31, 2005

This Page Intentionally Left Blank

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Westcore Flexible Income Fund
Selected data for a share of beneficial interest outstanding throughout the period indicated.

	Year Ended	Year Ended	Year Ended
	May 31,	May 31,	May 31,
	2005	2004	2003

Net asset value - beginning of the period	$9.76	$9.19	$9.48

Income from investment operations
Net investment income/(loss)	0.71	0.69	0.75
Net realized and unrealized gain/(loss) on investments	0.17	0.54	(0.29)

Total income/(loss) from investment operations	0.88	1.23	0.46

Dividends and Distributions
From net investment income	(0.67)	(0.66)	(0.71)
From net realized gain from investment transactions	0.00	(0.00)	(0.00)
Tax return of capital	-	(0.00)	(0.04)

Total distributions	(0.67)	(0.66)	(0.75)

Paid in-capital from redemption fees	0.00(2)	-	-

Net asset value - end of period	$9.97	$9.76	$9.19

Total return	9.15%	13.57%	5.71%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$163,158	$61,302	$9,726

Ratio of expenses to average net assets	0.85%	0.85%	0.85%

Ratio of expenses to average net assets without fee waivers	0.97%	1.06%	2.06%

Ratio of net investment income/(loss) to average net assets	7.12%	7.12%	7.92%

Ratio of net investment income/(loss) to average net assets without fee waivers	7.00%	6.91%	6.71%

Portfolio turnover rate(1)	22.04%	37.03%	37.01%

164	Annual Report May 31, 2005

	Year Ended	Year Ended
	May 31,	May 31,
	2002	2001

Net asset value - beginning of the period	$9.64	$9.19

Income from investment operations
Net investment income/(loss)	0.75	0.67
Net realized and unrealized gain/(loss) on investments	(0.16)	0.45

Total income/(loss) from investment operations	0.59	1.12

Dividends and Distributions
From net investment income	(0.75)	(0.67)
From net realized gain from investment transactions	(0.00)	(0.00)(2)
Tax return of capital	(0.00)	(0.00)

Total distributions	(0.75)	(0.67)

Paid in-capital from redemption fees	-	-

Net asset value - end of period	$9.48	$9.64

Total return	6.40%	12.55%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,322	$7,090

Ratio of expenses to average net assets	0.85%	0.92%

Ratio of expenses to average net assets without fee waivers	1.77%	1.62%

Ratio of net investment income/(loss) to average net assets	7.96%	6.56%

Ratio of net investment income/(loss) to average net assets without fee waivers	7.04%	5.87%

Portfolio turnover rate(1)	48.07%	43.20%

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the year ended May 31, 2005 were $126,318,372 and $24,333,555, respectively.

(2) Less than ($.005) per share.

See Notes to Financial Statements

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Westcore Plus Bond Fund
Selected data for a share of beneficial interest outstanding throughout the period indicated.

	Year Ended	Year Ended	Year Ended
	May 31,	May 31,	May 31,
	2005	2004	2003

Net asset value - beginning of the period	$10.62	$10.67	$10.34

Income from investment operations
Net investment income/(loss)	0.59	0.62	0.71
Net realized and unrealized gain/(loss) on investments	0.13	(0.05)	0.33

Total income/(loss) from investment operations	0.72	0.57	1.04

Dividends and Distributions
From net investment income	(0.58)	(0.60)	(0.68)
From net realized gain from investment transactions	(0.07)	(0.02)	(0.00)
Tax return of capital	-	(0.00)	(0.03)

Total distributions	(0.65)	(0.62)	(0.71)

Paid in-capital from redemption fees	0.00(2)	-	-

Net asset value - end of period	$10.70	$10.62	$10.67

Total return	6.97%	5.52%	10.52%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$226,609	$86,705	$52,727

Ratio of expenses to average net assets	0.55%	0.55%	0.55%

Ratio of expenses to average net assets without fee waivers	1.00%	1.03%	1.14%

Ratio of net investment income/(loss) to average net assets	5.61%	5.79%	6.38%

Ratio of net investment income/(loss) to average net assets without fee waivers	5.16%	5.31%	5.79%

Portfolio turnover rate(1)	30.87%	50.32%	62.10%

166	Annual Report May 31, 2005

	Year Ended	Year Ended
	May 31,	May 31,
	2002	2001

Net asset value - beginning of the period	$10.37	$9.81

Income from investment operations
Net investment income/(loss)	0.66	0.66
Net realized and unrealized gain/(loss) on investments	(0.03)	0.56

Total income/(loss) from investment operations	0.63	1.22

Dividends and Distributions
From net investment income	(0.66)	(0.66)
From net realized gain from investment transactions	(0.00)	(0.00)
Tax return of capital	(0.00)	(0.00)

Total distributions	(0.66)	(0.66)

Paid in-capital from redemption fees	-	-

Net asset value - end of period	$10.34	$10.37

Total return	6.24%	12.80%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$54,060	$55,188

Ratio of expenses to average net assets	0.55%	0.62%

Ratio of expenses to average net assets without fee waivers	1.07%	1.09%

Ratio of net investment income/(loss) to average net assets	6.34%	6.49%

Ratio of net investment income/(loss) to average net assets without fee waivers	5.82%	6.02%

Portfolio turnover rate(1)	60.19%	79.33%

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period.  Purchases and sales of investment securities (excluding short-term securities) for the year ended May 31, 2005 were $177,681,485 and $44,304,576, respectively.

(2) Less than ($.005) per share.

See Notes to Financial Statements

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Westcore Colorado Tax-Exempt Fund
Selected data for a share of beneficial interest outstanding throughout the period indicated.

	Year Ended	Year Ended	Year Ended
	May 31,	May 31,	May 31,
	2005	2004	2003

Net asset value - beginning of the period	$11.23	$11.72	$11.18

Income from investment operations
Net investment income/(loss)	0.41	0.42	0.42
Net realized and unrealized gain/(loss) on investments	0.09	(0.49)	0.54

Total income/(loss) from investment operations	0.50	(0.07)	0.96

Dividends and Distributions
From net investment income	(0.42)	(0.42)	(0.42)
From net realized gain from investment transactions	0.00	(0.00)	(0.00)

Total distributions	(0.42)	(0.42)	(0.42)

Paid in-capital from redemption fees	0.00(2)	-	-

Net asset value - end of period	$11.32	$11.23	$11.72

Total return	4.55%	(0.59)%	8.77%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$59,346	$50,227	$55,461

Ratio of expenses to average net assets	0.65%	0.65%	0.65%

Ratio of expenses to average net assets without fee waivers	1.07%	1.11%	1.15%

Ratio of net investment income/(loss) to average net assets	3.68%	3.67%	3.65%

Ratio of net investment income/(loss) to average net assets without fee waivers	3.26%	3.21%	3.15%

Portfolio turnover rate(1)	32.94%	6.60%	8.69%

168	Annual Report May 31, 2005

	Year Ended	Year Ended
	May 31,	May 31,
	2002	2001

Net asset value - beginning of the period	$11.03	$10.40

Income from investment operations
Net investment income/(loss)	0.44	0.45
Net realized and unrealized gain/(loss) on investments	0.15	0.64

Total income/(loss) from investment operations	0.59	1.09

Dividends and Distributions
From net investment income	(0.44)	(0.46)
From net realized gain from investment transactions	(0.00)	(0.00)

Total distributions	(0.44)	(0.46)

Paid in-capital from redemption fees	-	-

Net asset value - end of period	$11.18	$11.03

Total return	5.43%	10.59%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$45,508	$46,774

Ratio of expenses to average net assets	0.65%	0.65%

Ratio of expenses to average net assets without fee waivers	1.12%	1.13%

Ratio of net investment income/(loss) to average net assets	3.91%	4.14%

Ratio of net investment income/(loss) to average net assets without fee waivers	3.44%	3.66%

Portfolio turnover rate(1)	13.09%	7.30%

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period.  Purchases and sales of investment securities (excluding short-term securities) for the year ended May 31, 2005 were $17,444,191 and $17,564,777, respectively.

(2) Less than ($.005) per share.

See Notes to Financial Statements

1-800-392-CORE (2673) ■ www.westcore.com	169

1. Significant Accounting Policies
     Westcore Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-ended management investment company. Interests in the Westcore MIDCO Growth, Westcore Growth, Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Value (formerly Westcore Mid-Cap Opportunity Fund), Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds (the "Funds") are represented by separate classes of beneficial interest of the Trust, which is organized as a Massachusetts business trust.

     The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

     Use of Estimates - The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. The actual results could differ from those estimates.

     Investment Valuation - All securities of the Funds are valued as of the close of regular trading on the New York Stock Exchange ("NYSE"), currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open, subject to provisions in the prospectus and/or Statement of Additional Information regarding pricing at other times in case of an emergency and optional pricing of the Funds in the event that the NYSE does not open for business because of an emergency.

     Securities that are traded on a recognized domestic stock exchange are generally valued at the last sales price as of the valuation time on the principal stock exchange on which they are traded. Securities that are principally traded on the National Association of Securities Dealers Automated Quotation ("NASDAQ") National Market are generally valued at the NASDAQ Official Closing Price ("NOCP"). Unlisted securities that are traded on the domestic over-the-counter market for which last sales prices are available, are generally valued at the last sales price as of the valuation time. In the absence of sales and NOCP, such securities are valued at the mean of the bid and asked prices.

     Securities that are traded on a foreign stock exchange (and that are not listed on a recognized domestic stock exchange or traded on the NASDAQ National Market or the domestic over-the-counter market) are generally valued at the official closing price on the principal stock exchange on which they are traded. In the event that closing prices are not available for such foreign securities, such securities are generally valued at the last sales price occurring prior to the closing of its principal exchange. Exchange rates as of the close of regular trading on the NYSE are used to convert foreign security values into U.S. dollars. Forward foreign currency exchange contracts are valued on a daily basis based on the closing prices of the foreign currency rates as of the close of regular trading on the NYSE.

170	Annual Report May 31, 2005

     Fixed-income obligations, excluding municipal securities, having a remaining maturity of greater than 60 days, for which there are no readily available market quotations or sales information are valued at the mean between the "evaluated" bid and ask prices formulated by an independent pricing service. Municipal securities having a remaining maturity of greater than 60 days, for which there are no readily available market quotations or sales information are valued at the "evaluated" bid price formulated by an independent pricing service.

     Securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

     When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued at fair value determined in good faith by or under the direction of the Board of Trustees. As of May 31, 2005, securities which have been fair valued represented 0.00%, 2.23%, 6.29% and 4,78% of the net assets of Westcore International Frontier, Westcore Small Cap Opportunity, Westcore Flexible Income and Westcore Plus Bond Funds, respectively.

     Foreign Securities - All of the Funds, except the Westcore Colorado Tax-Exempt Fund, may invest at least a portion of their assets in foreign securities. In the event that a Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

     The accounting records of the Funds are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Funds' Statements of Operations.

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     As of May 31, 2005, the International Frontier Fund had no outstanding foreign currency.

     Federal Income Taxes - It is the Funds' policy to continue to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. At May 31, 2005 each Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

	Westcore	Westcore	Westcore	Westcore
	MIDCO	Growth	Select	International
Expiring	Growth Fund	Fund	Fund	Frontier Fund

2009	$0	$0	$154,267	$181,737
2010	0	0	2,081,144	9,004,695
2011	0	0	83,097	1,905,398
2012	0	0	1,259,979	0

Total	$0	$0	$3,578,487	$11,091,830

	Westcore	Westcore	Westcore	Westcore
	Blue-Chip	Mid-Cap	Small-Cap	Small-Cap
Expiring	Fund	Value Fund	Opportunity Fund	Value Fund

2009	$0	$0	$0	$0
2010	0	0	0	0
2011	0	0	0	0

Total	$0	$0	$0	$0

	Westcore	Westcore	Westcore
	Flexible	Plus	Colorado
Expiring	Income Fund	Bond Fund	Tax-Exempt Fund

2008	0	274,024	0
2009	37,669	143,296	0
2010	0	0	0
2011	0	0	0
2012	1,493	58,526	8,352
2013	214,375	0	0

Total	$175,213	$475,846	$8,352

     Net capital loss carryforwards utilized during the year ended May 31, 2005, were $9,464,102 for Westcore MIDCO Growth Fund, $245,033 for Westcore International Frontier Fund, $1,550,151 for Westcore Blue Chip Fund, $529,145 for Westcore Select Fund and $639,536 for Westcore Colorado Tax-Exempt Fund.

       Westcore Plus Bond Fund obtained a net capital loss carry forward of $475,846 and Westcore Colorado Tax-Exempt Fund obtained a net capital loss carry forward of $5,097 as part of the acquisition of the assets of Aristata Quality Bond Fund and Aristata Colorado Quality Tax-Exempt Fund by Westcore Plus Bond Fund and Westcore Colorado Tax-Exempt Fund, respectively. Use of these carry forwards to offset future capital gains is subject to limitations imposed by the Internal Revenue Code and Treasury Regulations.

172	Annual Report May 31, 2005

     In Westcore Plus Bond Fund, these losses are not available to offset pre-merger capital gains. As a result, capital gains of $31,163 remain to be distributed.

     The Westcore Plus Bond and Westcore Flexible Income Funds intend to elect to defer to its fiscal year ending May 31, 2006, approximately $402,809 and $28,123, respectively, of losses recognized during the period from November 1, 2004 to May 31, 2005.

     Classification of Distributions to Shareholders - Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Funds. Net assets were unaffected by the reclassifications.

     For the year ended May 31, 2005, each Fund recorded the following reclassifications to the accounts listed below:

		Increase (Decrease)

		(Over)/Undistributed Net	Accumulated Net
	Paid-In-Capital	Investment Income	Realized Gain/(Loss)

Westcore MIDCO Growth Fund	(1,113,156)	1,113,156	-
Westcore Growth Fund	(1,536)	1,535	1
Westcore Select Fund	(61,496)	61,496	-
Westcore International Frontier Fund	-	5,687	(5,687)
Westcore Blue Chip Fund	-	(5,646)	5,646
Westcore Mid-Cap Value Fund	(301)	(9,565)	9,866
Westcore Small-Cap Opportunity Fund	2,204,428	142,320	(2,346,748)
Westcore Small-Cap Value Fund	(245)	(382)	627
Westcore Flexible Income Fund	87,576	(551,105)	463,529
Westcore Plus Bond Fund	465,107	(123,928)	(341,179)
Westcore Colorado Tax-Exempt Fund	(1,152)	6,249	(5,097)

     The reclassifications were primarily as a result of the differing book/tax treatment of net operating losses, redemptions-in-kind and certain investments.

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     The tax character of the distributions paid during the year ended May 31, 2005 and the year ended May 31, 2004 was as follows:

	Westcore		Westcore
	MIDCO		Growth
	Growth Fund		Fund

	Year Ended	Year Ended	Year Ended	Year Ended
	May 31,	May 31,	May 31,	May 31,
	2005	2004	2005	2004

Distributions paid from:
Ordinary Income	$0	$0	$103,575	$0
Long-Term Capital Gain	0	0	2,212,450	0
Tax-Exempt Income	0	0	0	0
Return of Capital	0	0	0	0

Total	$0	$0	$2,316,025	$0

	Westcore		Westcore		Westcore
	Select		International		Blue-Chip
	Fund		Frontier Fund		Fund

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	May 31,	May 31,	May 31,	May 31,	May 31,	May 31,
	2005	2004	2005	2004	2005	2004

Distributions paid from:
Ordinary Income	$0	$0	$21,912	$7,681	$0	$38,019
Long-Term Capital Gain	0	0	0	0	0	0
Tax-Exempt Income	0	0	0	0	0	0
Return of Capital	0	0	0	0	0	0

Total	$0	$0	$21,912	$7,681	$0	$38,019

	Westcore		Westcore
	Mid-Cap		Small-Cap
	Value Fund		Opportunity Fund

	Year Ended	Year Ended	Year Ended	Year Ended
	May 31,	May 31,	May 31,	May 31,
	2005	2004	2005	2004

Distributions paid from:
Ordinary Income	$0	$434	$0	$0
Long-Term Capital Gain	970,000	0	800,000	0
Tax-Exempt Income	0	0	0	0
Return of Capital	0	0	0	0

Total	$970,000	$434	$800,000	$0

	Westcore	Westcore
	Small-Cap	Flexible
	Value Fund	Income Fund

	For the Period
	December 13, 2004	Year Ended	Year Ended
	(inception) to	May 31,	May 31,
	May 31, 2005	2005	2004

Distributions paid from:
Ordinary Income	$0	$7,563,511	$2,524,274
Long-Term Capital Gain	0	0	0
Tax-Exempt Income	0	0	0
Return of Capital	0	0	0

Total	$0	$7,563,511	$2,524,724

174	Annual Report May 31, 2005

	Westcore		Westcore
	Plus-Bond		Colorado
			Tax-Exempt Fund

	Year Ended	Year Ended	Year Ended	Year Ended
	May 31,	May 31,	May 31,	May 31,
	2005	2004	2005	2004

Distributions paid from:
Ordinary Income	$8,390,919	$3,463,730	$0	$0
Long-Term Capital Gain	834,406	126,352	0	0
Tax-Exempt Income	0	0	2,066,589	1,928,152
Return of Capital	0	0	0	0

Total	$9,225,325	$3,590,082	$2,066,589	$1,928,152

     As of May 31, 2005, the components of distributable earnings on a tax basis were as follows:

		Westcore	Westcore
		MIDCO	Growth
		Growth Fund	Fund

(Over)/undistributed net investment income		$0	$56,288
Accumulated net realized gain/(loss)		423,628	1,094,560
Net unrealized appreciation/(depreciation)		32,303,129	13,651,208
Effect of other timing differences		(352,376)	(16,857)

Total		$32,374,381	$14,785,199

	Westcore	Westcore	Westcore
	Select	International	Blue Chip
	Fund	Frontier Fund	Fund
(Over)/undistributed net investment income	$0	$64,556	$270,847
Accumulated net realized gain/(loss)	(3,578,487)	(11,091,830)	2,123,802
Net unrealized appreciation/(depreciation)	1,100,120	3,202,149	10,173,658
Effect of other timing differences	(6,193)	(5,050)	(35,336)

Total	$2,484,560	$(7,830,175)	$12,532,971

	Westcore	Westcore	Westcore
	Mid-Cap	Small-Cap	Small-Cap
	Value Fund+	Opportunity Fund	Value Fund
(Over)/undistributed net investment income	$281,557	$0	$42,656
Accumulated net realized gain/(loss)	1,029,729	1,833,211	0
Net unrealized appreciation/(depreciation)	4,576,497	2,445,685	(48,021)
Effect of other timing differences	(2,221)	(29,038)	(67)

Total	$5,885,562	$4,249,858	$(5,432)

	Westcore	Westcore	Westcore
	Flexible	Plus Bond	Colorado
	Income Fund	Fund	Tax-Exempt Fund
(Over)/undistributed net investment income	$100,266	$161,304	$4,933
Accumulated net realized gain/(loss)	(242,498)	(847,492)	(8,352)
Net unrealized appreciation/(depreciation)	(1,524,081)	746,592	2,118,637
Effect of other timing differences	(15,712)	(40,365)	(20,940)

Total	$(1,682,025)	$20,039	$2,094,278

+ Formerly Westcore Mid-Cap Opportunity Fund.

     The effect of other timing differences primarily includes deferred Trustees' compensation.

1-800-392-CORE (2673) ■ www.westcore.com	175

     Distributions - Distributions of net investment income, if any, are generally made annually for the Westcore MIDCO Growth, Westcore Growth, Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Value, Westcore Small-Cap Opportunity and Westcore Small-Cap Value Funds and monthly for the Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds. Distributions of net realized capital gains, if any, are declared at least once each year for each of the Funds. Distributions to shareholders are recorded on the ex-dividend date.

     Securities Lending - The Westcore Funds may loan securities to certain brokers who pay the Funds negotiated lenders' fees. These fees, net of associated costs, are included in other income. The Funds receive U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The Funds did not loan securities during the year ended May 31, 2005.

     Allocation of Income, Expenses and Gains and Losses - Trust expenses which are not series specific are allocated to each series based upon its relative proportion of net assets and/or open accounts to the Trust's totals.

     When-Issued Securities - Each Fund may purchase or sell securities on a "when issued" or "forward commitment" basis which involves a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. Each Fund maintains, in a segregated account with its custodian, liquid assets with a market value at least equal to the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund's net asset value to the extent each Fund makes such purchases while remaining substantially fully invested. Settlements in the ordinary course of business, which may take substantially more than three business days for non-US securities, are not treated by the Funds as "when-issued" or "forward commitment" transactions.

     Other - Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premiums, accretion of discounts and income earned on money market funds, is accrued and recorded daily. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis.

176	Annual Report May 31, 2005

2. Shares of Beneficial Interest
     On May 31, 2005, there was an unlimited number of no par value shares of beneficial interest authorized for each Fund. Transactions in shares of beneficial interest were as follows:

Westcore Equity Funds

Westcore MIDCO Growth Fund
	For the Year Ended	For the Year Ended
	May 31, 2005	May 31, 2004

Shares sold	5,824,143	8,102,977
Shares issued as reinvestment of dividends and distributions	0	0

Total	5,824,143	8,102,977
Shares redeemed	(6,298,109)	(3,420,096)

Net increase/(decrease) in shares	(473,966)	4,682,881

Westcore Growth Fund
	For the Year Ended	For the Year Ended
	May 31, 2005	May 31, 2004

Shares sold	9,543,624	4,770,268
Shares issued as reinvestment of dividends and distributions	184,155	0

Total	9,727,779	4,770,268
Shares redeemed	(1,874,760)	(873,932)

Net increase/(decrease) in shares	7,853,019	3,896,336

Westcore Select Fund
	For the Year Ended	For the Year Ended
	May 31, 2005	May 31, 2004

Shares sold	279,166	75,505
Shares issued as reinvestment of dividends and distributions	0	0

Total	279,166	75,505
Shares redeemed	(185,776)	(192,504)

Net increase/(decrease) in shares	93,390	(116,999)

Westcore International Frontier Fund
	For the Year Ended	For the Year Ended
	May 31, 2005	May 31, 2004

Shares sold	1,388,609	812,719
Shares issued as reinvestment of dividends and distributions	2,042	747

Total	1,390,651	813,466
Shares redeemed	(735,197)	(770,268)

Net increase/(decrease) in shares	655,454	43,198

1-800-392-CORE (2673) ■ www.westcore.com	177

Westcore Blue Chip Fund
	For the Year Ended	For the Year Ended
	May 31, 2005	May 31, 2004

Shares sold	402,985	140,801
Shares issued in connection with acquisition of
Aristata Equity Fund	2,310,683	-
Shares issued as reinvestment of dividends and distributions	0	3,393

Total	2,713,668	144,194
Shares redeemed	(742,376)	(412,392)

Net increase/(decrease) in shares	1,971,292	(268,198)

Westcore Mid-Cap Value Fund
(formerly Westcore Mid-Cap Opportunity Fund)	For the Year Ended	For the Year Ended
	May 31, 2005	May 31, 2004

Shares sold	709,475	361,492
Shares issued as reinvestment of dividends and distributions	53,789	30

Total	763,264	361,522
Shares redeemed	(160,762)	(101,780)

Net increase/(decrease) in shares	602,502	259,742

Westcore Small-Cap Opportunity Fund
	For the Year Ended	For the Year Ended
	May 31, 2005	May 31, 2004

Shares sold	312,153	716,634
Shares issued as reinvestment of dividends and distributions	21,047	0

Total	333,200	716,634
Shares redeemed	(847,736)	(786,976)

Net increase/(decrease) in shares	(514,536)	(70,342)

Westcore Small-Cap Value Fund
	For the Year Ended
	May 31, 2005*

Shares sold	1,680,976
Shares issued as reinvestment of dividends and distributions	0

Total	1,680,976
Shares redeemed	(54,738)

Net increase/(decrease) in shares	1,626,238

* For the period December 13, 2004, (inception of offering) to May 31, 2005.
178	Annual Report May 31, 2005

Westcore Bond Funds

Westcore Flexible Income Fund
	For the Year Ended	For the Year Ended
	May 31, 2005	May 31, 2004

Shares sold	12,894,649	7,349,181
Shares issued as reinvestment of dividends and distributions	700,294	239,089

Total	13,594,943	7,588,270
Shares redeemed	(3,505,259)	(2,364,801)

Net increase/(decrease) in shares	10,089,684	5,223,469

Westcore Plus Bond Fund
	For the Year Ended	For the Year Ended
	May 31, 2005	May 31, 2004

Shares sold	13,528,662	4,074,173
Capital contribution from in-kind transfer	536,208	-
Shares issued in connection with acquisition of
Aristata Quality Bond Fund	971,313	-
Shares issued as reinvestment of dividends and distributions	794,772	315,127

Total	15,830,955	4,389,300
Shares redeemed	(2,815,020)	(1,166,037)

Net increase/(decrease) in shares	13,015,935	3,223,263

Westcore Colorado Tax-Exempt Fund
	For the Year Ended	For the Year Ended
	May 31, 2005	May 31, 2004

Shares sold	940,634	1,154,287
Shares issued in connection with acquisition of
Aristata Colorado Quality Tax-Exempt Fund	870,402	-
Shares issued as reinvestment of dividends and distributions	151,784	130,106

Total	1,962,820	1,284,393
Shares redeemed	(1,190,591)	(1,544,073)

Net increase/(decrease) in shares	772,229	(259,680)

1-800-392-CORE (2673) ■ www.westcore.com	179

3. Unrealized Appreciation and Depreciation on Investments (Tax Basis)

Westcore Equity Funds
		Westcore	Westcore
		MIDCO	Growth
		Growth Fund	Fund

As of May 31, 2005
Gross appreciation (excess of
value over tax cost)		$33,909,652	$15,476,094
Gross depreciation (excess of
tax cost over value)		(1,606,523)	(1,824,886)

Net unrealized appreciation/(depreciation)		$32,303,129	$13,651,208

Cost of investments for
income tax purposes		$149,786,620	$169,308,298

	Westcore	Westcore	Westcore
	Select	International	Blue Chip
	Fund	Frontier Fund	Fund

As of May 31, 2005
Gross appreciation (excess of
value over tax cost)	$1,382,917	$4,694,445	$10,918,562
Gross depreciation (excess of
tax cost over value)	(282,797)	(1,492,296)	(744,904)

Net unrealized depreciation	$1,100,120	$3,202,149	$10,173,658

Cost of investments for
income tax purposes	$8,087,981	$18,004,475	$54,111,591

	Westcore	Westcore	Westcore
	Mid-Cap	Small-Cap	Small-Cap
	Value Fund+	Opportunity Fund	Value Fund

As of May 31, 2005
Gross appreciation (excess of
value over tax cost)	$4,640,668	$2,943,751	$311,545
Gross depreciation (excess of
tax cost over value)	(64,171)	(498,066)	(359,566)

Net unrealized appreciation/(depreciation)	$4,576,497	$2,445,685	(48,021)

Cost of investments for
income tax purposes	$26,059,770	$15,513,912	$16,230,478

+ Formerly Westcore Mid-Cap Opportunity Fund.
180	Annual Report May 31, 2005

Westcore Bond Funds
	Westcore	Westcore	Westcore
	Flexible	Plus Bond	Colorado
	Income Fund	Fund	Tax-Exempt Fund

As of May 31, 2005
Gross appreciation (excess of
value over tax cost)	$5,412,548	$4,522,878	$2,187,433
Gross depreciation (excess of
tax cost over value)	(6,936,629)	(3,776,286)	(68,796)

Net unrealized appreciation/(depreciation)	$(1,524,081)	$746,592	$2,118,637

Cost of investments for
income tax purposes	$163,418,165	$224,164,337	$56,300,854

4. Investment Advisory Fees, Administrative Fees and Other Related Party Transactions
     The Trust has entered into an advisory agreement with Denver Investment Advisors LLC (the "Advisor" or "DenverIA") for all Funds. The advisory agreement has been approved by the Trust's Board of Trustees.

     Pursuant to its advisory agreement with the Trust, DenverIA is entitled to an investment advisory fee, computed daily and payable monthly of 0.65%, 0.65%, 0.65%, 1.20%, 0.65%, 0.75%, 1.00%, 1.00%, 0.45%, 0.45% and 0.50% of the average net assets for Westcore MIDCO Growth, Westcore Growth, Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Value, Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds, respectively.

     ALPS Mutual Fund Services, Inc. ("ALPS") and DenverIA serve as the Funds' co-administrators ("Co-Administrators"). ALPS and DenverIA are entitled to receive a total fee from each Fund for its administrative services computed daily and paid monthly, at the annual rate of 0.30% of the Fund's average net assets.

     DenverIA and ALPS have agreed to allocate the co-administration fee as shown in the chart below. In addition, ALPS' is entitled to a minimum Trust level fee of $357,250 per annum, which was increased from $327,500 effective December 13, 2004, but no more than the amount of the administration fees paid by the Trust.

	ALPS	DenverIA

First $750 million in average daily Net Assets of the Trust	0.05%	0.25%
Next $250 million in average daily Net Assets of the Trust	0.04%	0.26%
Net Assets greater than $1.0 billion in average daily Net Assets of the Trust	0.025%	0.275%

1-800-392-CORE (2673) ■ www.westcore.com	181

     The Co-Administrators and the Adviser have informed the Trust that they intend to waive fees or reimburse expenses with respect to each of the Funds until at least September 30, 2005 so that the Net Annual Fund Operating Expenses of the Westcore MIDCO Growth, Westcore Growth, Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Value, Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds will not exceed 1.15%, 1.15%, 1.15%, 1.50%, 1.15%, 1.25%, 1.30%, 1.30%, 0.85%, 0.55%, and 0.65%, respectively. Without such fee waivers, for the year ended May 31, 2005, the Total Annualized Fund Operating Expenses of the Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Value, Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Flexible Income, Westcore Plus Bond, and Westcore Colorado Tax-Exempt Funds would be 1.85%, 2.12%, 1.27%, 1.45%, 1.69%, 2.94%, 0.97%, 1.00% and 1.07%, respectively.

     Certain officers of the Funds are also officers of DenverIA. All access persons of the Trust, as defined in the 1940 Act, and members, officers and employees of the Adviser, follow strict guidelines and policies on personal trading as outlined in the Trust's and the Adviser's respective Code of Ethics.

     Effective October 1, 2004, the Trustees appointed a new compliance officer who is also the Treasurer of the Trust and an employee of the Adviser. The Trustees agreed to pay the portion of his compensation attributable for services rendered as the Trust's Chief Compliance Officer.

     The Trust has a Trustee Deferred Compensation Plan (the "Deferral Plan") which allows the trustees to defer the receipt of all or a portion of trustees fees. Under the Deferral Plan, any compensation deferred results in an equal adjustment to the Investment for/Payable for Trustee Deferred Compensation Plan on the Statement of Assets and Liabilities, as though an equivalent amount had been invested in shares of one or more Westcore Funds selected by the trustee. The amount paid to the trustees under the Deferral Plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the Deferral Plan will not affect the net assets of the Fund.

     Shareholders individually holding more than 5% of the Funds' outstanding shares as of May 31, 2005, constituted 36.89% of Westcore Select, 5.75% of Westcore International Frontier, 36.23% of Westcore Blue Chip, 30.67% of Westcore Small-Cap Opportunity, 15.79% of Westcore Small-Cap Value and 6.04% of Westcore Colorado Tax-Exempt Funds. Included in the percentages above are holdings of DenverIA and/or DenverIA's retirement savings plan representing 14.45% of Westcore Select, 5.75% of Westcore International Frontier, 9.66% of Westcore Blue Chip, 9.46% of Westcore Small-Cap Opportunity, and 8.26% of Westcore Small-Cap Value .

182	Annual Report May 31, 2005

5. Illiquid Restricted Securities
     As of May 31, 2005, investments in securities included issues that are restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Board of Trustees as reflecting fair value. A restricted security may also be considered illiquid if it lacks a readily available market. The Funds intend to invest no more than 15% of their net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation if the Funds' adviser, under supervision of the Board of Trustees, determines that a liquid trading market exists. The aggregate value of illiquid restricted securities subject to this limitation as of May 31, 2005 for the Westcore Small-Cap Opportunity, Westcore Flexible Income and Westcore Plus Bond Funds was $410,000, $18,207,459 and $21,845,907, respectively, which represents 2.23%, 10.86% and 9.36% of the Funds' net assets, respectively, as detailed below.

Illiquid Securities as of May 31, 2005

Small-Cap Opportunity Fund
	Prinicipal	Acquisition		Market
Description	Amount/Shares	Date	Cost	Value

KKR Financial Corp.	40,000	08/05/04	$400,000	$410,000

Total Net Assets				$18,394,420

Illiquid Restricted Securities as % of Total Net Assets				2.23%

Flexible Income Fund
ACE Securities Corp., 2004 IN1,
Class B, 6.63%, 02/25/2014	300,000	05/21/04	$235,788	$248,597
Anthracite CDO, Ltd., Series
2004-1A, Class G, 6.080%,
12/24/2014	500,000	03/16/04	$500,000	$500,000
Archstone, Series 2005-C1, 5.388%,
03/20/2010	1,000,000	03/24/05	$1,000,000	$906,500
Crest Ltd. Exeter Street Solar
2004-1A, Class E1, 7.288%,
10/28/2014	491,811	04/08/04	$498,102	$491,811
1-800-392-CORE (2673) ■ www.westcore.com	183

Flexible Income Fund (continued)
	Prinicipal	Acquisition		Market
Description	Amount/Shares	Date	Cost	Value

Crest Ltd., Series 2003-1A,
Class PS 8.50%, 08/28/2012	200,000	08/28/12	$107,080	$113,192
Crest Ltd., Series 2003-2A, Class E1
8.588%, 12/28/2013	250,000	12/18/03	$250,000	$250,000
Crest Ltd., Series 2003-2A, Class PS,
6.00%, 12/28/2013	413,450	12/18/03	$215,215	$199,986
Crest Ltd., Series 2004-1A, Class PS,
14.75%, 12/28/2013	1,064,527	10/22/04	$500,030	$499,950
Crest Ltd., Series 2004-1A, Class H,
7.334%, 12/28/2013	300,000	10/22/04	$285,920	$285,714
Crest Ltd., Series 2004-1A, Fairfield
Street Solar, Class F1, 8.203%,
12/28/2014	1,087,500	11/24/04	$1,087,500	$1,087,500
Crystal River Capital	37,000	03/09/05	$925,000	$925,000
Dana Corp., 5.85%, 01/15/2015	550,000	05/18/05	$436,064	$470,250
Davita Inc., 7.25%, 03/15/2015	1,200,000	05/18/05	$1,164,061	$1,212,000
Denali Capital CLO IIIl Ltd., Series 3A,
Class B2L, 11.338%, 08/21/2015	250,000	06/26/03	$242,619	$241,125
First Republic Cap Trust II, Series B,
8.75%	20,000	01/30/04	$530,000	$504,376
Global Signal Trust, 2004-2A,
Class G, 7.113%, 12/15/2014	1,000,000	11/18/04	$1,000,000	$1,000,000
I-Preferred Term Securities I Ltd.,
Subordinate Income Notes, 22.00%,
12/04/2012	100,000	12/04/02	$100,000	$98,025
KKR Financial Corp.	55,000	08/05/04	$550,000	$563,750
MM Community Funding II Ltd.,
Series 2 I, 21.28%, 12/15/2011	500,000	03/12/04	$475,692	$475,000
N-STAR Real Estate CDO Ltd., Series
2004-2A, Class C2B, 6.591%,
06/28/2014	500,000	06/16/04	$468,475	$468,183
Preferred CPO Ltd., Class B, 10.026%,
07/26/2030	500,000	06/15/04	$525,000	$560,000
	600,000	02/07/05	$680,250	$672,000
Preferred Term Securities VI Ltd.,
Subordinate Income Notes,
24.569%, 07/03/2012	100,000	06/26/02	$100,000	$77,825
184	Annual Report May 31, 2005

Flexible Income Fund (continued)
	Prinicipal	Acquisition		Market
Description	Amount/Shares	Date	Cost	Value

Preferred Term Securities X Ltd.,
Subordinate Income Notes, 19.00%,
07/03/2013	150,000	06/16/03	$150,000	$141,788
Preferred Term Securities XI Ltd.,
Subordinate Income Notes, 19.00%,
10/03/2013	150,000	06/16/03	$150,000	$147,562
Preferred Term Securities XII Ltd.,
Subordinate Income Notes, 19.00%,
12/24/2013	500,000	12/09/03	$525,000	$520,469
	250,000	01/07/05	$250,000	$260,000
Preferred Term Securities XIII Ltd.,
Subordinate Income Notes, 18.00%,
03/24/2014	500,000	03/09/04	$500,000	$505,562
	400,000	01/31/05	$424,000	$404,000
Preferred Term Securities XIV Ltd.,
Subordinate Income Notes, 17.50%,
06/24/2014	500,000	06/09/04	$500,000	$502,125
Regional Diversified Funding, Series
2004-1, 16.849%, 02/15/2014	500,000	02/13/04	$475,940	$475,000
Regional Diversified Funding, Series
2005-1, 14.10%, 03/15/2015	750,000	04/12/05	$750,000	$750,000
River North CDO ltd., Series 2005-1A,
12.50%, 02/06/2040	600,000	12/22/04	$600,000	$570,000
TIAA Real Estate CDO Ltd., Series
2003-1A, Class PS, 16.00%,
09/30/2013	250,000	10/16/03	$250,000	$250,000
Times Square Hotel Trust, 8.528%,
08/01/2026	95,171	08/09/01	$95,171	$107,669
Tricadia, Series 2003-1, Class PS,
17.575%, 12/15/2013	250,000	01/14/04	$238,134	$237,500
Tricadia, Series 2004-2A, Class C,
7.038%, 12/23/2019	500,000	10/08/04	$500,000	$500,000
Tropic, Series 2004-1A, Class PS,
16.50%, 04/15/2035	500,000	12/02/04	$500,000	$500,000

Total			$17,785,041	$17,722,459

Total Net Assets				$163,157,975

Illiquid Restricted Securities as % of Total Net Assets				10.86%
1-800-392-CORE (2673) ■ www.westcore.com	185

Plus Bond Fund
	Prinicipal	Acquisition		Market
Description	Amount/Shares	Date	Cost	Value

ACE Securities Corp., 2004 IN1,
Class B, 6.63%, 02/25/2014	379,000	05/21/04	$297,879	$314,061
Anthracite CDO, Ltd., Series 2004-1A,
Class G, 6.080%, 12/24/2014	500,000	03/16/04	$500,000	$500,000
Archstone, Series 2005-C1, 5.388%,
03/20/2010	1,300,000	03/24/05	$1,300,000	$1,178,450
Cox Communications Inc., 5.45%,
12/15/2014	2,250,000	12/10/04	$2,242,074	$2,284,209
Crest Ltd., Series 2003-1A, Class PS,
8.50%, 08/28/2012	800,000	04/22/03	$428,319	$452,768
Crest Ltd., Series 2003-1A, Class D2,
7.332%, 8/28/2012	150,000	02/28/03	$148,697	$157,313
Crest Ltd., Series 2003-2A, Class PS,
6.00%, 12/28/2013	620,174	12/18/03	$322,822	$299,978
Crest Ltd., Series 2004-1A, Class H2,
7.334%, 10/28/2014	750,000	10/22/04	$714,280	$714,286
Crest Ltd., Series 2004-1A,
Fairfield Street Solar, Class F1,
8.203%, 12/28/2014	1,000,000	11/24/04	$1,000,000	$1,000,000
Dana Corp., 5.85%, 01/15/2015	400,000	05/18/05	$317,138	$342,000
Davita Inc., 7.25%, 03/15/2015	600,000	05/18/05	$582,031	$606,000
Global Signal Trust, 2004-2A,
Class G, 7.113%, 12/15/2014	1,225,000	11/18/04	$1,225,000	$1,225,000
Harrahs Entertainment Inc., 5.625%,
06/01/2015	1,225,000	05/19/05	$1,215,859	$1,235,242
I-Preferred Term Securities I Ltd.,
Subordinate Income Notes, 22.00%,
12/04/2012	150,000	12/04/02	$150,000	$147,038
N-STAR Real Estate CDO Ltd., Series
2004-2A, Class C2B, 6.591%,
06/28/2039	600,000	06/16/04	$562,170	$561,819
Preferred CPO Ltd., Class B, 10.026%,
07/26/2030	500,000	06/15/04	$525,000	$560,000
	500,000	02/27/05	$566,875	$560,000
Preferred Term Securities VI Ltd.,
Subordinate Income Notes, 24.569%,
07/03/2012	250,000	06/26/02	$250,000	$194,563
186	Annual Report May 31, 2005

Plus Bond Fund (continued)
	Prinicipal	Acquisition		Market
Description	Amount/Shares	Date	Cost	Value

Preferred Term Securities X Ltd.,
Subordinate Income Notes, 19.00%,
07/03/2013	350,000	06/16/03	$350,000	$330,838
Preferred Term Securities XI Ltd.,
Subordinate Income Notes, 19.00%,
10/03/2013	350,000	06/16/03	$350,000	$344,312
Preferred Term Securities XII Ltd.,
Subordinate Income Notes, 19.00%,
12/24/2013	250,000	12/09/03	$250,000	$260,156
	250,000	01/07/05	$262,500	$260,156
Preferred Term Securities XIII Ltd.,
Subordinate Income Notes, 18.00%,
03/24/2014	500,000	03/09/04	$500,000	$505,312
Preferred Term Securities XIV Ltd.,
Subordinate Income Notes, 17.50%,
06/24/2014	500,000	06/09/04	$500,000	$502,125
Regional Diversified Funding, Series
2004-1, 16.849%, 02/15/2014	500,000	02/13/04	$475,940	$475,000
Regional Diversified Funding, Series
2005-1, 14.10%, 03/15/2015	750,000	04/12/05	$750,000	$750,000
River North CDO ltd., Series 2005-1A,
12.50%, 02/06/2040	800,000	12/22/04	$800,000	$760,000
Strats-Daimler Chrysler CPI Notes,
5.50%, 11/15/2013	1,750,000	12/27/04	$1,750,000	$1,750,000
Strats-FHLB, 5.25%, 08/15/2019	1,500,000	02/04/05	$1,500,000	$1,500,000
TIAA Real Estate CDO Ltd., Series
2003-1A, Class PS, 16.00%,
09/30/2013	250,000	11/06/03	$250,000	$250,000
Times Square Hotel Trust, 8.528%,
08/01/2026	404,478	08/09/01	$404,478	$457,594
Tricadia, Series 2003-1, Class PS,
17.575%, 12/15/2013	250,000	01/14/04	$238,137	$237,500
Tricadia, Series 2004-2A, Class C,
7.038%, 12/23/2019	500,000	10/08/04	$500,000	$500,000

Total			$21,229,199	$21,215,720

Total Net Assets				$226,609,325

Illiquid Restricted Securities as % of Total Net Assets				9.36%
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6. Acquisition of Aristata Funds
     As of the close of business on November 19, 2004, the Westcore Blue Chip Fund, Westcore Plus Bond Fund and the Westcore Colorado Tax-Exempt Fund acquired all of the assets and liabilities of the Aristata Equity Fund, Aristata Quality Bond Fund and Aristata Colorado Tax-Exempt Fund, respectively, pursuant to a Plan of Reorganization approved by each Aristata Funds' respective shareholders on November 12, 2004. The Adviser agreed to reimburse all merger related expenses to the Trust. The acquisition was accomplished by a tax-free exchange of Westcore Fund shares for Aristata Fund shares as listed in the table below:

	Shares	Shares	Net Assets	Net Assets
	Outstanding	Outstanding	Prior to	Following
	Prior to Merger	Following Merger	Merger	Merger
Aristata Equity Fund	4,547,776	-	$28,569,298 (1)	-
Westcore Blue Chip Fund	2,694,154	5,004,837	33,291,695	$61,860,993
Aristata Quality Bond Fund	1,113,130	-	10,600,469 (1)	-
Westcore Plus Bond Fund	12,855,510	13,826,823	140,255,347	150,855,816
Aristata Colorado Quality
Tax-Exempt Fund	1,046,500	-	9,926,142 (1)	-
Westcore Colorado
Tax-Exempt Fund	4,523,506	5,393,908	51,598,536	61,524,678

(1) Includes $4,320,509, $530,222 and $599,298 of unrealized appreciation on investments for the Aristata Equity, Aristata Quality Bond and Aristata Colorado Quality Tax-Exempt Funds, respectively. The conversion ratio of the Aristata Equity, Aristata Quality Bond, and Aristata Colorado Quality Tax-Exempt Funds was 0.508, 0.873 and 0.832.

188	Annual Report May 31, 2005

 Certain tax information regarding the Trust is required to be provided to shareholders based upon each Fund's income and distributions for the taxable year ended May 31, 2005. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ended December 31, 2004.

     During the fiscal year ended May 31, 2005, 99.90% of the dividends paid by the Westcore Colorado Tax-Exempt Fund from net investment income should be treated as tax-exempt dividends. In addition, 100.00%, 0.00%, 16.64%, 11.24% and 0.00% of the dividends paid by the Westcore Growth, Westcore International Frontier, Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds from net investment income, respectively, qualify for the corporate dividends received deduction.

     Also during the fiscal year ended May 31, 2005, 100.00%, 100.00%, 12.06%, 1.15%, and 0.00% of distributions of ordinary income by Westcore Growth, Westcore International Frontier, Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds, respectively, met the requirements regarding qualified dividend income.

     During the fiscal year ended May 31, 2005, the Westcore Funds paid the following distributions per share:

	Ordinary	Capital	Total
	Income Dividends	Gains Distributions	Distributions

Westcore MIDCO Growth Fund	$0.0000	$0.0000	$0.0000
Westcore Growth Fund	0.0099	0.2120	0.2219
Westcore Select Fund	0.0000	0.0000	0.0000
Westcore International Frontier Fund	0.0115	0.0000	0.0115
Westcore Blue Chip Fund	0.0000	0.0000	0.0000
Westcore Mid-Cap Value Fund	0.0000	0.7680	0.7680
Westcore Small-Cap Opportunity Fund	0.0000	1.1938	1.1938
Westcore Small-Cap Value Fund	0.0000	0.0000	0.0000
Westcore Flexible Income Fund	0.6679	0.0000	0.6679
Westcore Plus Bond Fund	0.5790	0.0672	0.6462
Colorado Tax-Exempt Fund	0.4151	0.0000	0.4151

1-800-392-CORE (2673) ■ www.westcore.com	189

Fund Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Fund's Forms N-Q are available without a charge, upon request, by contacting the Fund at 1-800-392-2673 and on the Commission's website at http://www.sec.gov. You may also review and copy Form N-Q at the Commission's Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, please call the Commission at 1-800-SEC-0330.

Trust Proxy Voting Policies & Procedures

Policies and procedures used in determining how to vote proxies relating to portfolio securities and a summary of proxies voted by the Funds for the period ended June 30, 2004 are available without a charge, upon request by contacting Westcore Funds at 1-800-392-2673 or on the commission's website at http://www.sec.gov.

190	Annual Report May 31, 2005

To the Shareholders and Board of Trustees of Westcore Trust:

     We have audited the accompanying statements of assets and liabilities, including the statements of investments of the Westcore Trust (the "Trust") including the Westcore MIDCO Growth Fund, Westcore Growth Fund, Westcore Select Fund, Westcore International Frontier Fund, Westcore Blue Chip Fund, Westcore Mid-Cap Value Fund (formerly Westcore Mid-Cap Opportunity Fund), Westcore Small-Cap Opportunity Fund, Westcore Flexible Income Fund, Westcore Plus Bond Fund, and the Westcore Colorado Tax-Exempt Fund as of May 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended and the Westcore Small-Cap Value Fund including the statement of investments as of May 31, 2005, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from December 13, 2004 (inception) to May 31, 2005. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Westcore Trust, including the Westcore MIDCO Growth Fund, Westcore Growth Fund, Westcore Select Fund, Westcore International Frontier Fund, Westcore Blue Chip Fund, Westcore Mid-Cap Value Fund (formerly Westcore Mid-Cap Opportunity Fund), Westcore Small-Cap Opportunity Fund, Westcore Flexible Income Fund, Westcore Plus Bond Fund, and the Westcore Colorado Tax-Exempt Fund as of May 31, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended and the Westcore Small-Cap Value Fund including the statement of investments as of May 31, 2005, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from December 13, 2004 (inception) to May 31, 2005, in conformity with accounting principles generally accepted in the United States of America.

July 15, 2005

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192	Annual Report May 31, 2005

Item 2 - Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions on behalf of the registrant.

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(d)	During the period covered by this report, no implicit or explicit waivers to the provisions of this code of ethics adopted in 2(a) above were granted.

(e)	Not applicable.

(f)

A copy of the registrant's code of ethics is incorporated by reference to Exhibit 11(a)(1) to the registrant's Form N-CSR dated August 8, 2004 for its fiscal year ended May 31, 2004, filed electronically with the Securities and Exchange Commission.

Item 3 - Audit Committee Financial Expert.

The Board of Trustees of the registrant has determined that the registrant has at least one "audit committee financial expert" serving on its committee. The Board of Trustees has designated Robert Stamp as the registrant's "audit committee financial expert". Robert Stamp is "independent" as defined in paragraph (a)(2) to Item 3 of Form N-CSR.

Item 4 - Principal Accountant Fees and Services.

(a)

Audit Fees:  For the registrant's fiscal years ended May 31, 2005 and May 31, 2004, the aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements were $90,974 for the fiscal year ended May 31, 2005 and $67,250 for the fiscal year ended May 31, 2004.

(b)

Audit-Related Fees:  In registrant's fiscal years ended May 31, 2005 and May 31, 2004, no fees were billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

(c)

Tax Fees:  For the registrant's fiscal years ended May 31, 2005 and May 31, 2004, aggregate fees of $23,650 and $22,450 respectively, were billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.

(d)

All other Fees:  No fees were billed to registrant by the principal accountant for services other than the services reported in paragraph (a) through (c) for the registrant's fiscal years ended May 31, 2005 and May 31, 2004.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:  The registrant's Audit Committee has not adopted pre-approval policies and procedures. Instead, the Audit Committee approves on a case-by-case basis each audit or non-audit service before engaging the accountant to render such service.

(e)(2) No services described in paragraphs (b) through (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

Aggregate non-audit fees of $23,650 were billed by the registrant's principal accountant for services rendered to the registrant and to registrant's investment adviser for the registrant's fiscal year ended May 31, 2005 and aggregate non-audit fees of $50,665 were billed by the registrant's principal accountant for services rendered to the registrant and to registrant's investment adviser for the registrant's fiscal year ended May 31, 2004.

(h)	Not applicable.

Item 5 - Audit Committee of Listed Registrants.

            Not applicable.

Item 6 - Schedule of Investments.

Schedule of Investments in included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

            Not applicable.

Item 8 - Portfolio Managers of Closed-End Management Investment Companies.

            Not applicable.

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

            Not applicable.

Item 10 - Submission of Matters to a Vote of Security Holders

             The registrant's Nominating and Governing Charter states that the Nominating and Governing Committee will seek individuals qualified to become board members for recommendation to the Board of Trustees, including evaluating persons suggested by shareholders or other sources it deems appropriate.  Any recommendation by a shareholder must be submitted in writing to the Nominating and Governing Committee in care of the registrant's Treasurer at Denver Investment Advisors, LLC, 1225 Seventeenth Street, 26th Floor, Denver, Colorado 80202 and should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual's written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of such proposed nominee under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended. The Nominating and Governing Committee, in its discretion, may request additional information concerning the recommended candidate in order to evaluate the candidate's qualifications.

Item 11 - Controls and Procedures

(a)        The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)        There was no change in the registrant's internal control over financial reporting during registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits

(a)(1)   The code of ethics that applies to the registrant's principal executive officer and principal financial officer and as described in Item 2 hereof is incorporated by reference to Exhibit 1 to the registrant's Form N-CSR dated August 8, 2004, for its fiscal year ended May 31, 2004, filed electronically with the Securities and Exchange Commission.

(a)(2)   Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

(a)(3)   Not applicable.

(b)        A certification for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached as Ex99.906CERT.

SIGNATURES

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WESTCORE TRUST
By: /s/ Todger Anderson
Todger Anderson
President/Principal Executive Officer

Date: August 8, 2005

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Todger Anderson
Todger Anderson
President/Principal Executive Officer

Date: August 8, 2005

By: /s/ Jasper R. Frontz
Jasper R. Frontz
Treasurer/Principal Financial Officer

Date: August 8, 2005